UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	October 31, 2015

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional
Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Annual Report

October 31, 2015

2015 Annual Report

October 31, 2015

Table of Contents

Shareholders' Letter	2
Performance Summary	3
Expense Examples	4
Investment Overviews & Portfolios of Investments:
Money Market Portfolio	6
Prime Portfolio	13
Government Portfolio	20
Government Securities Portfolio	28
Treasury Portfolio	32
Treasury Securities Portfolio	37
Tax-Exempt Portfolio	41
Statements of Assets and Liabilities	45
Statements of Operations	49
Statements of Changes in Net Assets	51
Financial Highlights	60
Notes to Financial Statements	75
Report of Independent Registered Public Accounting Firm	82
Investment Advisory Agreement Approval	83
Federal Income Tax Information	86
U.S. Privacy Policy	87
Trustee and Officer Information	90

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or Statement of Additional Information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/liquidity.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

2015 Annual Report

October 31, 2015

Shareholders' Letter (unaudited)

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds ("MSILF") Annual Report for the period ended October 31, 2015. MSILF currently offers seven portfolios (Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF's portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

John H. Gernon
President and Principal Executive Officer

November 2015

2015 Annual Report

October 31, 2015

Performance Summary (unaudited)

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of October 31, 2015, were as follows:

	Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.20%	0.20%	0.15%	0.15%	0.10%	0.10%	0.05%	0.05%	0.01%	0.01%	0.01%	0.01%	0.05%	0.05%
Prime	0.09%	0.09%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Government	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Government Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Treasury Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Tax-Exempt	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
	Non-Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.09%	0.09%	0.04%	0.04%	–0.01%	–0.01%	–0.06%	–0.06%	–0.16%	–0.16%	–0.41%	–0.41%	–0.06%	–0.06%
Prime	0.06%	0.06%	0.01%	0.01%	–0.04%	–0.04%	–0.09%	–0.09%	–0.19%	–0.19%	–0.44%	–0.44%	–0.09%	–0.09%
Government	–0.09%	–0.09%	–0.14%	–0.14%	–0.19%	–0.19%	–0.24%	–0.24%	–0.34%	–0.34%	–0.59%	–0.59%	–0.24%	–0.24%
Government Securities	–1.46%	–1.45%	–1.51%	–1.50%	–1.56%	–1.55%	–1.61%	–1.60%	–1.71%	–1.70%	–1.96%	–1.94%	–1.61%	–1.60%
Treasury	–0.15%	–0.15%	–0.20%	–0.20%	–0.25%	–0.25%	–0.30%	–0.30%	–0.40%	–0.40%	–0.65%	–0.65%	–0.30%	–0.30%
Treasury Securities	–0.18%	–0.18%	–0.23%	–0.23%	–0.28%	–0.28%	–0.33%	–0.33%	–0.43%	–0.43%	–0.68%	–0.68%	–0.33%	–0.33%
Tax-Exempt	–0.53%	–0.53%	–0.58%	–0.58%	–0.63%	–0.63%	–0.68%	–0.68%	–0.78%	–0.78%	–1.03%	–1.02%	–0.68%	–0.68%

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/liquidity. Investment returns will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios (the "Portfolios") are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF's prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (AMT). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2015 Annual Report

October 31, 2015

Expense Examples (unaudited)

As a shareholder of a Portfolio, you incur ongoing costs, including advisory fees, administration plan fees, service and shareholder administration plan fees, distribution plan fees, shareholder services fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2015 and held for the entire six-month period.

Actual Expenses

The table on the following page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table on the following page provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information for each class in the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchanges fees.

2015 Annual Report

October 31, 2015

Expense Examples (unaudited) (cont'd)

	Beginning Account Value 5/1/15	Actual Ending Account Value 10/31/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Money Market Portfolio Institutional Class	$1,000.00	$1,000.80	$1,024.73	$0.61	$0.62	0.12%
Money Market Portfolio Institutional Select Class	1,000.00	1,000.55	1,024.48	0.86	0.87	0.17
Money Market Portfolio Investor Class	1,000.00	1,000.30	1,024.23	1.12	1.13	0.22
Money Market Portfolio Administrative Class	1,000.00	1,000.08	1,024.02	1.32	1.33	0.26
Money Market Portfolio Advisory Class	1,000.00	1,000.05	1,023.97	1.37	1.38	0.27
Money Market Portfolio Participant Class	1,000.00	1,000.05	1,023.97	1.37	1.38	0.27
Money Market Portfolio Cash Management Class	1,000.00	1,000.08	1,024.02	1.32	1.33	0.26
Prime Portfolio Institutional Class	1,000.00	1,000.43	1,024.43	0.91	0.92	0.18
Prime Portfolio Institutional Select Class	1,000.00	1,000.22	1,024.23	1.12	1.13	0.22
Prime Portfolio Investor Class	1,000.00	1,000.20	1,024.23	1.12	1.13	0.22
Prime Portfolio Administrative Class	1,000.00	1,000.21	1,024.18	1.17	1.18	0.23
Prime Portfolio Advisory Class	1,000.00	1,000.20	1,024.18	1.17	1.18	0.23
Prime Portfolio Participant Class	1,000.00	1,000.20	1,024.23	1.12	1.13	0.22
Prime Portfolio Cash Management Class	1,000.00	1,000.20	1,024.18	1.17	1.18	0.23
Government Portfolio Institutional Class	1,000.00	1,000.20	1,024.94	0.41	0.41	0.08
Government Portfolio Institutional Select Class	1,000.00	1,000.20	1,024.94	0.41	0.41	0.08
Government Portfolio Investor Class	1,000.00	1,000.20	1,024.94	0.41	0.41	0.08
Government Portfolio Administrative Class	1,000.00	1,000.20	1,024.94	0.41	0.41	0.08
Government Portfolio Advisory Class	1,000.00	1,000.20	1,024.94	0.41	0.41	0.08
Government Portfolio Participant Class	1,000.00	1,000.19	1,024.94	0.41	0.41	0.08
Government Portfolio Cash Management Class	1,000.00	1,000.20	1,024.94	0.41	0.41	0.08
Government Securities Portfolio Institutional Class	1,000.00	1,000.05	1,025.09	0.25	0.26	0.05
Government Securities Portfolio Institutional Select Class	1,000.00	1,000.04	1,025.09	0.25	0.26	0.05
Government Securities Portfolio Investor Class	1,000.00	1,000.04	1,025.09	0.25	0.26	0.05
Government Securities Portfolio Administrative Class	1,000.00	1,000.04	1,025.09	0.25	0.26	0.05
Government Securities Portfolio Advisory Class	1,000.00	1,000.04	1,025.09	0.25	0.26	0.05
Government Securities Portfolio Participant Class	1,000.00	1,000.04	1,025.09	0.25	0.26	0.05
Government Securities Portfolio Cash Management Class	1,000.00	1,000.05	1,025.09	0.25	0.26	0.05
Treasury Portfolio Institutional Class	1,000.00	1,000.15	1,025.09	0.25	0.26	0.05
Treasury Portfolio Institutional Select Class	1,000.00	1,000.15	1,025.09	0.25	0.26	0.05
Treasury Portfolio Investor Class	1,000.00	1,000.15	1,025.09	0.25	0.26	0.05
Treasury Portfolio Administrative Class	1,000.00	1,000.15	1,025.09	0.25	0.26	0.05
Treasury Portfolio Advisory Class	1,000.00	1,000.15	1,025.09	0.25	0.26	0.05
Treasury Portfolio Participant Class	1,000.00	1,000.15	1,025.09	0.25	0.26	0.05
Treasury Portfolio Cash Management Class	1,000.00	1,000.15	1,025.09	0.25	0.26	0.05
Treasury Securities Portfolio Institutional Class	1,000.00	1,000.05	1,025.24	0.10	0.10	0.02
Treasury Securities Portfolio Institutional Select Class	1,000.00	1,000.05	1,025.24	0.10	0.10	0.02
Treasury Securities Portfolio Investor Class	1,000.00	1,000.04	1,025.24	0.10	0.10	0.02
Treasury Securities Portfolio Administrative Class	1,000.00	1,000.04	1,025.24	0.10	0.10	0.02
Treasury Securities Portfolio Advisory Class	1,000.00	1,000.05	1,025.24	0.10	0.10	0.02
Treasury Securities Portfolio Participant Class	1,000.00	1,000.04	1,025.24	0.10	0.10	0.02
Treasury Securities Portfolio Cash Management Class	1,000.00	1,000.05	1,025.24	0.10	0.10	0.02
Tax-Exempt Portfolio Institutional Class	1,000.00	1,000.05	1,025.14	0.20	0.21	0.04
Tax-Exempt Portfolio Institutional Select Class	1,000.00	1,000.04	1,025.14	0.20	0.21	0.04
Tax-Exempt Portfolio Investor Class	1,000.00	1,000.04	1,025.14	0.20	0.21	0.04
Tax-Exempt Portfolio Administrative Class	1,000.00	1,000.04	1,025.14	0.20	0.21	0.04
Tax-Exempt Portfolio Advisory Class	1,000.00	1,000.05	1,025.14	0.20	0.21	0.04
Tax-Exempt Portfolio Participant Class	1,000.00	1,000.05	1,025.14	0.20	0.21	0.04
Tax-Exempt Portfolio Cash Management Class	1,000.00	1,000.05	1,025.14	0.20	0.21	0.04

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 185***/365 (to reflect the most recent one-half year period).

**  Annualized.

***  Adjusted to reflect non-business day accruals.

2015 Annual Report

October 31, 2015

Investment Overview (unaudited)

Money Market Portfolio

The Money Market Portfolio seeks preservation of capital daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program.

Performance

For the fiscal year ended October 31, 2015, the Portfolio's Institutional Share Class had a total return of 0.14%. For the seven-day period ended October 31, 2015, the Portfolio's Institutional Share Class provided an annualized current yield of 0.20% (subsidized) and 0.09% (non-subsidized), while its 30-day moving average annualized yield was 0.18% (subsidized) and 0.08% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•  The overall trend in U.S. economic data was positive over the reporting period. Gross domestic product (GDP) growth moderated to 2.1% in the fourth quarter of 2014, down from 4.3% in the third quarter.(1) As expected, GDP weakened in the first quarter 2015, slowing to a paltry 0.6% rate due to challenges with harsh winter weather and the strengthening U.S. dollar. Largely putting to rest fears that first quarter weakness would carry forward, growth in the second quarter of 2015 rebounded to a stronger-than-anticipated 3.9% growth rate, as transitory factors evident in the prior quarter abated. The economy expanded at a slower pace in the third quarter, at 1.5%, in line with market forecasts for 1.6%. Slower inventory growth subtracted from GDP as did lower exports due to the dollar's appreciation.

•  While economic growth continued to exhibit a choppy pattern, labor market conditions have improved markedly. Non-farm payrolls rose an average of 324,000 per month in the fourth quarter of 2014 and 195,000 in the first quarter of 2015, a somewhat subdued but still healthy pace in light of the temporary economic slowdown.(2) In the second quarter, payrolls gains accelerated to an average of 230,000, while the third quarter saw average increases of 171,000. For the month of October, non-farm payrolls surged to 271,000, a strong report. Healthy job creation and fairly static participation rates have allowed the unemployment rate to fall to 5.0 percent, at or near the Federal Reserve's (Fed) definition of full employment.

•  The actions of the Federal Open Market Committee (FOMC) continued to be a major focus in our markets. The Fed's asset purchase program concluded in October 2014 as expected, with the FOMC pledging to keep rates at current levels for a "considerable time," while subsequent decisions will be data dependent. At its December 2014 meeting, the FOMC changed its former pledge to keep rates on hold for a "considerable time," to new messaging that it will be "patient" in raising rates.

•  The Federal Reserve Bank of New York (FRBNY) also made slight adjustments to the overnight fixed-rate reverse repurchase agreement (RRP) facility, a tool created to help manage short-term interest rates. It experimented with using different rates, ranging from 0.03 percent to 0.10 percent, during November and December.(3) The FOMC added up to $300 billion in term repos that all matured on January 2, 2015. The combination of overnight and term repos added $600 billion in supply, aiding the collateral squeeze at year-end. Outstandings in the term and overnight RRP were $226 billion and $171.12 billion, respectively, at year-end 2014. Aggregating the overnight and term RRP over year-end (total $397 billion) underscores the severity of supply constraints in our markets at quarter-end periods.

•  Throughout 2015, much of the focus of the FOMC meetings was on the interest rate forward guidance. As expected, the January 2015 FOMC meeting provided no major policy changes, and the Committee continued to signal its intention to be "patient" in raising interest rates. The FOMC also extended the testing of the RRP operations by another year to January 29, 2016.

2015 Annual Report

October 31, 2015

Investment Overview (unaudited) (cont'd)

Money Market Portfolio

•  In March, however, the language was adjusted. The FOMC noted it would increase rates when it is "reasonably confident" that inflation is moving toward the 2% objective over the medium term. With this change, the Fed moved away from being time dependent and more toward being data dependent with a more explicit focus on inflation. The Fed's rate projections also suggested that officials expect rates to increase this year, but rise at a slower pace than previously communicated.

•  The FRBNY conducted four auctions in February and March with one-week terms to further test the RRP facility. Over the quarter ended March 31, 2015, the FOMC added $200 billion in term RRP, which matured just after March month-end. The term auction ended up with a total of $176.26 billion in outstandings and the overnight RRP was $202.235 billion on month-end for an aggregate total amount of $378.495 billion, slightly lower than year-end net totals.

•  Consistent with expectations, the April FOMC meeting provided no major policy changes. Additionally, due in part to the economic slowdown in the first quarter (which the Fed attributed to "transitory" factors) and tepid inflation, market expectations for a rate hike were pushed back, as the probability of an increase in rates at the June meeting had decreased.

•  At the June meeting, the FOMC delivered much-anticipated updated interest rate projections from FOMC members, which showed that the median forecast for the fed funds rate at the end of 2015 was unchanged from the March statement at 0.625 percent and that 15 of the 17 voting members believed that 2015 will be the appropriate time to increase interest rates off of the zero bound.(4) The Fed noted that the economy and labor market were improving but it needs to see more progress before raising rates. Chair Yellen reiterated that the forward path of rate hikes will be very gradual and that all policy decisions will be data dependent.

•  Over quarter-end, the FRBNY conducted term RRPs, in addition to the overnight RRP operation, which helped counterbalance some of the supply pullback in our markets. The FRBNY held two term auctions, with 7-day and 2-day maturity tenors, both for $100 billion each that matured over month-end. Both auctions were oversubscribed and each stopped at a 0.07% rate.

•  The July FOMC meeting went fairly as expected, with no changes to policy and an upgraded assessment of the labor market. There was no FOMC meeting in August. However, China stole the spotlight globally as growth concerns sent the Shanghai Composite Index, a gauge of the Chinese stock market, sharply lower. The People's Bank of China has struggled to stem the market sell-off, despite using a wide array of unconventional policy tools. Although global growth concerns linger, U.S. economic data continued to remain solid.

•  All eyes were on the FOMC in September as markets around the world eagerly anticipated the interest rate decision and update on the economy. The September FOMC meeting was accompanied by the quarterly SEP and a press conference with Chair Yellen. In the meeting's most noteworthy decision, the benchmark fed funds rate was left unchanged, as the Fed refrained from hiking rates for the first time since 2006. In terms of a rate outlook going forward, projections from FOMC members showed that the median forecasts for the level of the fed funds rate over the next few years were revised downward slightly. Despite this, as of September, 13 of the 17 FOMC members still believed that 2015 is the appropriate time for the initial interest rate hike, which was down from 15 of 17 members in June. This messaging continued to suggest a likelihood of a rate hike before the end of 2015.

•  The Fed saw further improvement in the labor market but inflation continued to run below the longer-run objective. The Fed also noted that the "recent global economic and financial developments may restrain economic activity somewhat and are likely to put downward pressure on inflation in the near-term." Overall, in light of heightened uncertainties abroad and subdued inflation, the Fed believes it should wait for further economic data to justify a rate hike. Forward guidance on this topic remained unchanged as the FOMC needs to see further progress in the labor market and must be "reasonably confident" that inflation is moving toward the long-run target of 2% over the medium term before raising rates. Messaging from Chair Yellen reiterated that the forward path of rate hikes

2015 Annual Report

October 31, 2015

Investment Overview (unaudited) (cont'd)

Money Market Portfolio

will be very gradual and that all policy decisions will be data dependent.

•  Similar to prior quarter-ends, the FRBNY conducted two term RRPs auctions, totaling $250 billion. Each matured over month-end, were oversubscribed and had a stop-out rate of 0.07 percent. Aggregating the overnight RRP, which totaled $199.614 billion, with the term auctions, total RRP outstandings over the third quarter was about $450 billion, a new high for the facility.

•  The October FOMC meeting offered the market an important update on the Fed's views on market conditions and the economy. The FOMC indicated that the economy continued to expand at a moderate pace and upgraded household spending and business fixed investment progress to "solid" from "moderate." The statement also noted that the pace of job gains has slowed but the unemployment rate remained steady. Concerns have dissipated about global developments restraining financial activity, as this wording was completely dropped from the October statement. A key addition to this statement was the explicit mentioning of the next meeting in the context of raising rates. Many believe that the FOMC continues to favor increasing rates off of the zero bound before the end of the year. Taking all of this into account, as of the close of the period, the market believes there is an increased chance of a rate hike in December.

Management Strategies

•  As of October 31, 2015, the Portfolio had net assets of approximately $3.4 billion. The Portfolio's WAM and WAL were 24 days and 47 days, respectively.

•  We remain quite comfortable in our conservative approach to managing this Portfolio, focusing on securities with high liquidity and short durations. We believe our investment process and focus on credit research and risk management, combined with the high degree of liquidity and short maturity position of the Portfolio, has put us in a favorable position to respond to market uncertainty related to regulatory reform and expectations of rising interest rates. Our investment philosophy continues to revolve around prudent credit and risk management and portfolios that are positioned defensively and with very high levels of liquidity.

(1)  GDP data from the Bureau of Economic Analysis

(2)  Jobs and unemployment data from the Bureau of Labor Statistics

(3)  Reverse repurchase agreement data from the Federal Reserve Bank of New York

(4)  Fed funds rate projections from the Federal Open Market Committee

2015 Annual Report

October 31, 2015

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (10.6%)
International Banks (10.6%)
Bank of Montreal
0.32%, 12/28/15	$75,000	$75,000
Banque Federative du Credit Mutuel SA
0.43%, 1/7/16	100,000	99,922
Mizuho Bank Ltd.
0.31%, 12/18/15	34,000	34,000
Sumitomo Mitsui Banking Corp.,
0.35%, 12/17/15	45,000	45,000
0.36%, 1/5/16 - 1/6/16	37,000	37,000
Sumitomo Mitsui Trust Bank Ltd.,
0.13%, 11/2/15	15,000	15,000
0.31%, 12/21/15	35,000	35,000
0.33%, 12/18/15	20,000	20,000
Total Certificates of Deposit (Cost $360,922)		360,922
Commercial Paper (a) (4.6%)
International Banks (4.6%)
Banque et Caisse d'Epargne de l'Etat
0.52%, 3/18/16	12,500	12,476
Danske Corp.
0.32%, 2/4/16	30,000	29,975
KFW
0.28%, 12/18/15	33,000	32,988
Nationwide Building Society,
0.39%, 1/7/16	10,000	9,993
0.40%, 1/11/16 (b)	10,000	9,992
0.41%, 1/8/16	13,000	12,990
Sumitomo Mitsui Trust Bank Ltd.
0.33%, 12/17/15 (b)	49,000	48,980
Total Commercial Paper (Cost $157,394)		157,394
Corporate Bonds (5.1%)
Domestic Bank (0.1%)
Credit Suisse USA, Inc.
5.38%, 3/2/16 (c)	2,680	2,722
International Banks (5.0%)
ABN Amro Bank N.V.
1.38%, 1/22/16 (b)(c)	18,880	18,914
ANZ National International Ltd.
1.13%, 3/24/16 (b)	3,821	3,829
Australia & New Zealand Banking Group Ltd.
0.90%, 2/12/16	8,000	8,009
BNP Paribas
3.60%, 2/23/16	41,719	42,086
Canadian Imperial Bank of Commerce
2.35%, 12/11/15	24,916	24,969
Lloyds Bank PLC
4.88%, 1/21/16	11,756	11,865
Royal Bank of Canada
0.85%, 3/8/16	4,635	4,641
	Face Amount (000)	Value (000)
Sumitomo Mitsui Banking Corp.,
0.90%, 1/18/16	$44,485	$44,506
3.10%, 1/14/16 (b)	11,660	11,716
		170,535
Total Corporate Bonds (Cost $173,257)		173,257
Extendible Floating Rate Note (1.1%)
International Bank (1.1%)
Svenska Handelsbanken AB (Extendible Maturity Date 4/15/16) 0.37%, 5/13/16 (b)	36,700	36,700
Floating Rate Notes (32.6%)
Automobiles (2.7%)
Toyota Motor Credit Corp.,
0.28%, 11/17/15	16,000	16,000
0.34%, 1/15/16 - 1/20/16	50,000	50,000
0.35%, 2/26/16	25,000	25,000
Domestic Banks (3.6%)
Bank of America Corp.
0.19%, 12/7/15	15,000	15,000
BMO Harris Bank NA
0.39%, 1/19/16	30,000	30,000
HSBC Bank USA NA
0.34%, 11/24/15	25,750	25,750
JP Morgan Chase Bank NA
0.49%, 6/7/16	25,000	25,000
Wells Fargo Bank NA
0.46%, 6/14/16	26,500	26,500
		122,250
International Banks (26.3%)
ANZ National International Ltd.,
0.35%, 12/29/15 (b)	25,000	25,000
0.36%, 12/31/15 (b)	40,000	40,000
ASB Finance Ltd.
0.31%, 12/4/15 (b)	15,000	15,000
Bank of Montreal,
0.29%, 11/19/15	30,000	30,000
0.35%, 12/15/15	30,000	30,000
Bank of Nova Scotia,
0.37%, 3/22/16	50,000	50,000
0.45%, 1/29/16	33,000	33,000
BNP Paribas SA
0.44%, 12/23/15	14,750	14,750
Credit Industriel et Commercial,
0.34%, 11/4/15	29,000	29,000
0.43%, 2/17/16	25,000	25,000
Credit Suisse,
0.40%, 12/9/15	10,000	10,000
0.44%, 2/16/16	35,000	35,000
0.46%, 4/25/16	27,500	27,500
0.58%, 12/1/15	10,000	10,001
0.74%, 12/7/15	15,800	15,803
DNB Bank ASA
0.30%, 12/22/15 (b)	25,000	24,999

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Erste Abwicklungsanstalt,
0.30%, 12/22/15 (b)	$45,000	$45,000
0.36%, 2/9/16 (b)	25,000	25,000
Macquarie Bank Ltd.,
0.36%, 4/21/16 (b)	20,000	20,000
0.43%, 4/8/16 - 4/26/16 (b)	56,800	56,800
0.44%, 4/13/16 (b)	25,000	25,000
0.44%, 4/13/16	35,000	35,000
Royal Bank of Canada
0.45%, 12/1/15	55,000	55,000
Sumitomo Mitsui Banking Corp.,
0.36%, 2/19/16	20,000	20,000
0.39%, 1/29/16	25,000	25,000
Svenska Handelsbanken
0.30%, 12/17/15	49,000	49,000
Toronto Dominion Bank,
0.26%, 11/2/15	15,000	15,000
0.31%, 11/6/15	15,000	15,000
UBS AG,
0.39%, 12/14/15	52,000	52,000
0.42%, 3/31/16	10,000	10,000
Westpac Securities NZ Ltd.
0.32%, 11/25/15 (b)	35,000	34,999
		897,852
Total Floating Rate Notes (Cost $1,111,102)		1,111,102
Repurchase Agreements (26.9%)
ABN Amro Securities LLC, (0.15%, dated 10/30/15, due 11/2/15; proceeds $45,001; fully collateralized by various Corporate Bonds, 0.75% - 8.75% due 11/15/15 - 8/15/45 and U.S. Government agency securities, 3.00% - 5.00% due 11/1/25 - 11/1/45; valued at $47,186)	45,000	45,000
Bank of Nova Scotia, (0.30%, dated 3/6/15, due 3/4/16; proceeds $25,076; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 2/1/26 - 4/20/62; valued at $25,750) (Demand 11/6/15)	25,000	25,000
Bank of Nova Scotia, (0.35%, dated 1/2/15, due 1/4/16; proceeds $60,214; fully collateralized by various U.S. Government agency securities, 2.39% - 5.36% due 4/18/17 - 4/20/62; valued at $61,800) (Demand 11/6/15)	60,000	60,000
BNP Paribas Securities Corp., (0.16%, dated 10/30/15, due 11/2/15; proceeds $45,001; fully collateralized by various Corporate Bonds, 1.25% - 8.75% due 2/25/16 - 3/15/55; valued at $47,251)	45,000	45,000
Citigroup Global Markets, Inc., (0.20%, dated 10/30/15, due 11/2/15; proceeds $25,000; fully collateralized by various Common Stocks; valued at $26,250)	25,000	25,000
	Face Amount (000)	Value (000)
Credit Suisse Securities USA, (0.70%, dated 8/3/15, due 11/3/15; proceeds $55,099; fully collateralized by various Corporate Bonds, 4.75% - 10.00% due 6/27/17 - 5/15/25; valued at $58,301)	$55,000	$55,000
HSBC Securities USA, Inc., (0.15%, dated 10/30/15, due 11/2/15; proceeds $10,000; fully collateralized by various Corporate Bonds, 4.45% - 6.13% due 2/15/43 - 6/16/45; valued at $10,502)	10,000	10,000
HSBC Securities USA, Inc., (0.15%, dated 10/30/15, due 11/2/15; proceeds $40,001; fully collateralized by various Corporate Bonds, 1.25% - 8.75% due 3/23/16 - 6/16/45; valued at $42,001)	40,000	40,000
HSBC Securities USA, Inc., (0.25%, dated 10/30/15, due 11/2/15; proceeds $40,001; fully collateralized by various Corporate Bonds, 5.38% - 7.00% due 8/15/20 - 2/15/21; valued at $42,400)	40,000	40,000
ING Financial Markets LLC, (0.15%, dated 10/30/15, due 11/2/15; proceeds $10,000; fully collateralized by various Corporate Bonds, 2.63% - 6.88% due 4/25/18 - 1/21/44; valued at $10,500)	10,000	10,000
ING Financial Markets LLC, (0.28%, dated 10/30/15, due 11/2/15; proceeds $10,000; fully collateralized by various Corporate Bonds, 8.00% - 8.88% due 11/1/17 - 10/1/20; valued at $10,601)	10,000	10,000
JP Morgan Clearing Corp., (0.43%, dated 10/22/15, due 11/20/15; proceeds $90,031; fully collateralized by various Corporate Bonds, 0.00% due 2/6/17 - 6/15/38; valued at $94,586) (Demand 11/6/15)	90,000	90,000
JP Morgan Clearing Corp., (0.50%, dated 10/15/15, due 12/4/15; proceeds $30,076; fully collateralized by a Corporate Bond, 0.00% due 6/15/21; valued at $32,632) (Demand 11/16/15)	30,000	30,000
JP Morgan Clearing Corp., (0.57%, dated 2/13/15, due 1/28/16; proceeds $5,014; fully collateralized by various Common Stocks; valued at $5,257) (Demand 11/16/15)	5,000	5,000
JP Morgan Clearing Corp., (0.67%, dated 2/13/15, due 1/28/16; proceeds $30,099; fully collateralized by various Common Stocks and Convertible Bonds, 0.00% due 11/15/16 - 6/1/36; valued at $32,919) (Demand 11/16/15)	30,000	30,000
Merrill Lynch Pierce Fenner & Smith, (0.55%, dated 1/21/15, due 12/4/15; proceeds $13,565; fully collateralized by various Convertible Bonds, 0.25% - 3.88% due 9/15/18 - 3/30/43 and a Convertible Preferred Stock; valued at $15,255) (Demand 11/2/15)	13,500	13,500

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Merrill Lynch Pierce Fenner & Smith, (0.55%, dated 1/29/15, due 12/4/15; proceeds $6,028; fully collateralized by various Convertible Bonds, 0.25% - 3.88% due 9/15/18 - 3/30/43 and a Convertible Preferred Stock; valued at $6,780) (Demand 11/2/15)	$6,000	$6,000
Natixis, (0.11%, dated 10/30/15, due 11/2/15; proceeds $100,001; fully collateralized by cash and various U.S. Government obligations, 1.63% - 2.25% due 7/31/20 - 8/15/22; valued at $100,473)	100,000	100,000
RBC Capital Markets LLC, (0.27%, dated 10/29/15, due 12/18/15; proceeds $10,004; fully collateralized by various Corporate Bonds, 0.73% - 7.63% due 7/15/16 - 6/15/45; valued at $10,500) (Demand 11/6/15)	10,000	10,000
RBC Capital Markets LLC, (0.30%, dated 6/8/15, due 12/4/15; proceeds $30,045; fully collateralized by various Corporate Bonds, 1.42% - 7.95% due 3/12/18 - 5/15/46; valued at $31,500) (Demand 11/6/15)	30,000	30,000
RBC Capital Markets LLC, (0.40%, dated 9/1/15, due 11/10/15; proceeds $5,004; fully collateralized by various Corporate Bonds, 4.88% - 10.00% due 10/15/17 - 5/1/25; valued at $5,300) (Demand 11/6/15)	5,000	5,000
RBC Capital Markets LLC, (0.52%, dated 9/11/15, due 12/9/15; proceeds $5,006; fully collateralized by various Corporate Bonds, 4.88% - 12.50% due 10/1/18 - 10/15/21 (d); valued at $5,300) (Demand 11/13/15)	5,000	5,000
RBC Capital Markets LLC, (0.53%, dated 10/22/15, due 12/9/15; proceeds $20,014; fully collateralized by a Corporate Bond, 9.13% due 10/1/18 and various U.S. Government agency securities, 3.50% - 4.50% due 4/20/43 - 6/20/44; valued at $20,601) (Demand 11/20/15)	20,000	20,000
Scotia Capital USA, Inc., (0.25%, dated 10/30/15, due 11/2/15; proceeds $50,001; fully collateralized by various Corporate Bonds, 3.88% - 9.75% due 1/15/16 - 6/15/19; valued at $53,001)	50,000	50,000
SG Americas Securities, (0.27%, dated 10/30/15, due 11/2/15; proceeds $16,625; fully collateralized by various Corporate Bonds, 0.95% - 10.00% due 11/1/15 - 10/1/77; valued at $17,518)	16,625	16,625
Wells Fargo Securities LLC, (0.15%, dated 10/30/15, due 11/2/15; proceeds $20,000; fully collateralized by various Corporate Bonds, 2.88% - 9.63% due 4/16/20 - 2/15/98; valued at $21,000)	20,000	20,000
Wells Fargo Securities LLC, (0.15%, dated 10/30/15, due 11/2/15; proceeds $75,001; fully collateralized by various Corporate Bonds, 2.13% - 6.88% due 3/16/18 - 5/15/67; valued at $78,751)	75,000	75,000
	Face Amount (000)	Value (000)
Wells Fargo Securities LLC, (0.25%, dated 10/26/15, due 11/2/15; proceeds $30,001; fully collateralized by various Corporate Bonds, 5.75% - 8.50% due 5/22/19 - 9/13/43; valued at $31,501)	$30,000	$30,000
Wells Fargo Securities LLC, (0.32%, dated 10/26/15, due 11/2/15; proceeds $10,001; fully collateralized by various Convertible Bonds, 0.00% - 5.00% due 11/15/16 - 9/30/43 and Convertible Preferred Stocks; valued at $11,300)	10,000	10,000
Wells Fargo Securities LLC, (0.58%, dated 8/31/15, due 11/30/15; proceeds $5,007; fully collateralized by various Corporate Bonds, 6.00% - 8.88% due 11/15/18 - 7/15/23; valued at $5,300)	5,000	5,000
Total Repurchase Agreements (Cost $916,125)		916,125
Other Repurchase Agreements (8.5%)
Interest in $1,800,000 joint repurchase agreement, 0.09% dated 10/30/15 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,800,014 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 2/20/59; valued at $1,853,503.	100,000	100,000
Interest in $1,200,000 joint repurchase agreement, 0.09% dated 10/30/15 under which Credit Agricole Corp, will repurchase the securities provided as collateral for $1,200,009 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 10/20/64 valued at $1,231,740.	100,000	100,000
Interest in $950,000 joint repurchase agreement, 0.10% dated 10/30/15 under which Wells Fargo Bank NA, will repurchase the securities provided as collateral for $950,008 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/1/43 valued at $978,500.	50,000	50,000
Interest in $850,000 joint repurchase agreement, 0.10% dated 10/30/15 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $850,007 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 10/1/44 valued at $875,500.	40,000	40,000
Total Other Repurchase Agreements (Cost $290,000)		290,000

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (0.8%)
Closed-End Investment Companies (0.8%)
Nuveen California Dividend Advantage Municipal Fund, VRDP Ser 5 (AMT) 0.08%, 8/1/40 (b)	$9,000	$9,000
VRDP Ser 6 (AMT) 0.08%, 8/1/40 (b)	3,800	3,800
Nuveen New York AMT-Free Municipal Income Fund, VRDP Ser 3 0.07%, 12/1/40 (b)	17,000	17,000
Total Tax-Exempt Instruments (Cost $29,800)		29,800
Time Deposits (9.2%)
International Banks (9.2%)
Credit Agricole CIB Grand Cayman 0.07%, 11/2/15	165,000	165,000
Natixis Grand Cayman 0.06%, 11/2/15	150,000	150,000
Total Time Deposits (Cost $315,000)		315,000
U.S. Agency Securities (0.6%)
Federal Home Loan Bank,
0.24%, 11/13/15 (e)	13,325	13,324
0.30%, 12/18/15 (e)	7,500	7,497
Total U.S. Agency Securities (Cost $20,821)		20,821
Total Investments (100.0%) (Cost $3,411,121) (f)(g)		3,411,121
Liabilities in Excess of Other Assets (0.0%) (h)		(262)
Net Assets (100.0%)		$3,410,859

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Security is subject to delayed delivery.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of October 31, 2015.

(e)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(g)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

(h)  Amount is less than 0.05%.

AMT  Alternative Minimum Tax.

VRDP  Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	35.4%
Floating Rate Notes	32.6
Certificates of Deposit	10.6
Time Deposits	9.2
Other*	7.1
Corporate Bonds	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Investment Overview (unaudited)

Prime Portfolio

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program.

Performance

For the fiscal year ended October 31, 2015, the Portfolio's Institutional Share Class had a total return of 0.07%. For the seven-day period ended October 31, 2015, the Portfolio's Institutional Share Class provided an annualized current yield of 0.09% (subsidized) and 0.06% (non-subsidized), while its 30-day moving average annualized yield was 0.10% (subsidized) and 0.07% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•  The overall trend in U.S. economic data was positive over the reporting period. Gross domestic product (GDP) growth moderated to 2.1% in the fourth quarter of 2014, down from 4.3% in the third quarter.(1) As expected, GDP weakened in the first quarter 2015, slowing to a paltry 0.6% rate due to challenges with harsh winter weather and the strengthening U.S. dollar. Largely putting to rest fears that first quarter weakness would carry forward, growth in the second quarter of 2015 rebounded to a stronger-than-anticipated 3.9% growth rate, as transitory factors evident in the prior quarter abated. The economy expanded at a slower pace in the third quarter, at 1.5%, in line with market forecasts for 1.6%. Slower inventory growth subtracted from GDP as did lower exports due to the dollar's appreciation.

•  While economic growth continued to exhibit a choppy pattern, labor market conditions have improved markedly. Non-farm payrolls rose an average of 324,000 per month in the fourth quarter of 2014 and 195,000 in the first quarter of 2015, a somewhat subdued but still healthy pace in light of the temporary economic slowdown.(2) In the second quarter, payrolls gains accelerated to an average of 230,000, while the third quarter saw average increases of 171,000. For the month of October, non-farm payrolls surged to 271,000, a strong report. Healthy job creation and fairly static participation rates have allowed the unemployment rate to fall to 5.0 percent, at or near the Federal Reserve's (Fed) definition of full employment.

•  The actions of the Federal Open Market Committee (FOMC) continued to be a major focus in our markets. The Fed's asset purchase program concluded in October 2014 as expected, with the FOMC pledging to keep rates at current levels for a "considerable time," while subsequent decisions will be data dependent. At its December 2014 meeting, the FOMC changed its former pledge to keep rates on hold for a "considerable time," to new messaging that it will be "patient" in raising rates.

•  The Federal Reserve Bank of New York (FRBNY) also made slight adjustments to the overnight fixed-rate reverse repurchase agreement (RRP) facility, a tool created to help manage short-term interest rates. It experimented with using different rates, ranging from 0.03 percent to 0.10 percent, during November and December.(3) The FOMC added up to $300 billion in term repos that all matured on January 2, 2015. The combination of overnight and term repos added $600 billion in supply, aiding the collateral squeeze at year-end. Outstandings in the term and overnight RRP were $226 billion and $171.12 billion, respectively, at year-end 2014. Aggregating the overnight and term RRP over year-end (total $397 billion) underscores the severity of supply constraints in our markets at quarter-end periods.

•  Throughout 2015, much of the focus of the FOMC meetings was on the interest rate forward guidance. As expected, the January 2015 FOMC meeting provided no major policy changes, and the Committee continued to signal its intention to be "patient" in raising interest rates. The FOMC also extended the testing of the RRP operations by another year to January 29, 2016.

•  In March, however, the language was adjusted. The FOMC noted it would increase rates when it is

2015 Annual Report

October 31, 2015

Investment Overview (unaudited) (cont'd)

Prime Portfolio

"reasonably confident" that inflation is moving toward the 2% objective over the medium term. With this change, the Fed moved away from being time dependent and more toward being data dependent with a more explicit focus on inflation. The Fed's rate projections also suggested that officials expect rates to increase this year, but rise at a slower pace than previously communicated.

•  The FRBNY conducted four auctions in February and March with one-week terms to further test the RRP facility. Over the quarter ended March 31, 2015, the FOMC added $200 billion in term RRP, which matured just after March month-end. The term auction ended up with a total of $176.26 billion in outstandings and the overnight RRP was $202.235 billion on month-end for an aggregate total amount of $378.495 billion, slightly lower than year-end net totals.

•  Consistent with expectations, the April FOMC meeting provided no major policy changes. Additionally, due in part to the economic slowdown in the first quarter (which the Fed attributed to "transitory" factors) and tepid inflation, market expectations for a rate hike were pushed back, as the probability of an increase in rates at the June meeting had decreased.

•  At the June meeting, the FOMC delivered much-anticipated updated interest rate projections from FOMC members, which showed that the median forecast for the fed funds rate at the end of 2015 was unchanged from the March statement at 0.625 percent and that 15 of the 17 voting members believed that 2015 will be the appropriate time to increase interest rates off of the zero bound.(4) The Fed noted that the economy and labor market were improving but it needs to see more progress before raising rates. Chair Yellen reiterated that the forward path of rate hikes will be very gradual and that all policy decisions will be data dependent.

•  Over quarter-end, the FRBNY conducted term RRPs, in addition to the overnight RRP operation, which helped counterbalance some of the supply pullback in our markets. The FRBNY held two term auctions, with 7-day and 2-day maturity tenors, both for $100 billion each that matured over month-end. Both auctions were oversubscribed and each stopped at a 0.07% rate.

•  The July FOMC meeting went fairly as expected, with no changes to policy and an upgraded assessment of the labor market. There was no FOMC meeting in August. However, China stole the spotlight globally as growth concerns sent the Shanghai Composite Index, a gauge of the Chinese stock market, sharply lower. The People's Bank of China has struggled to stem the market sell-off, despite using a wide array of unconventional policy tools. Although global growth concerns linger, U.S. economic data continued to remain solid.

•  All eyes were on the FOMC in September as markets around the world eagerly anticipated the interest rate decision and update on the economy. The September FOMC meeting was accompanied by the quarterly SEP and a press conference with Chair Yellen. In the meeting's most noteworthy decision, the benchmark fed funds rate was left unchanged, as the Fed refrained from hiking rates for the first time since 2006. In terms of a rate outlook going forward, projections from FOMC members showed that the median forecasts for the level of the fed funds rate over the next few years were revised downward slightly. Despite this, as of September, 13 of the 17 FOMC members still believed that 2015 is the appropriate time for the initial interest rate hike, which was down from 15 of 17 members in June. This messaging continued to suggest a likelihood of a rate hike before the end of 2015.

•  The Fed saw further improvement in the labor market but inflation continued to run below the longer-run objective. The Fed also noted that the "recent global economic and financial developments may restrain economic activity somewhat and are likely to put downward pressure on inflation in the near-term." Overall, in light of heightened uncertainties abroad and subdued inflation, the Fed believes it should wait for further economic data to justify a rate hike. Forward guidance on this topic remained unchanged as the FOMC needs to see further progress in the labor market and must be "reasonably confident" that inflation is moving toward the long-run target of 2% over the medium term before raising rates. Messaging from Chair Yellen reiterated that the forward path of rate hikes will be very gradual and that all policy decisions will be data dependent.

2015 Annual Report

October 31, 2015

Investment Overview (unaudited) (cont'd)

Prime Portfolio

•  Similar to prior quarter-ends, the FRBNY conducted two term RRPs auctions, totaling $250 billion. Each matured over month-end, were oversubscribed and had a stop-out rate of 0.07 percent. Aggregating the overnight RRP, which totaled $199.614 billion, with the term auctions, total RRP outstandings over the third quarter was about $450 billion, a new high for the facility.

•  The October FOMC meeting offered the market an important update on the Fed's views on market conditions and the economy. The FOMC indicated that the economy continued to expand at a moderate pace and upgraded household spending and business fixed investment progress to "solid" from "moderate." The statement also noted that the pace of job gains has slowed but the unemployment rate remained steady. Concerns have dissipated about global developments restraining financial activity, as this wording was completely dropped from the October statement. A key addition to this statement was the explicit mentioning of the next meeting in the context of raising rates. Many believe that the FOMC continues to favor increasing rates off of the zero bound before the end of the year. Taking all of this into account, as of the close of the period, the market believes there is an increased chance of a rate hike in December.

Management Strategies

•  As of October 31, 2015, the Portfolio had net assets of approximately $19.3 billion. The Portfolio's WAM and WAL were 17 days and 45 days, respectively.

•  We remain quite comfortable in our conservative approach to managing this Portfolio, focusing on securities with high liquidity and short durations. We believe our investment process and focus on credit research and risk management, combined with the high degree of liquidity and short maturity position of the Portfolio, has put us in a favorable position to respond to market uncertainty related to regulatory reform and expectations of rising interest rates. Our investment philosophy continues to revolve around prudent credit and risk management and portfolios that are positioned defensively and with very high levels of liquidity.

(1)  GDP data from the Bureau of Economic Analysis

(2)  Jobs and unemployment data from the Bureau of Labor Statistics

(3)  Reverse repurchase agreement data from the Federal Reserve Bank of New York

(4)  Fed funds rate projections from the Federal Open Market Committee

2015 Annual Report

October 31, 2015

Portfolio of Investments

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (6.8%)
International Banks (6.8%)
Bank of Montreal
0.32%, 12/28/15	$90,000	$90,000
Mizuho Bank Ltd.
0.31%, 12/18/15	157,000	157,000
Sumitomo Mitsui Banking Corp.,
0.35%, 12/17/15	325,000	325,000
0.36%, 1/5/16 - 1/6/16	169,000	169,000
Sumitomo Mitsui Trust Bank Ltd.,
0.31%, 12/21/15	150,000	150,000
0.33%, 12/18/15	50,000	50,001
Swedbank AB,
0.09%, 11/5/15	205,000	205,000
0.10%, 11/3/15	162,000	162,000
Total Certificates of Deposit (Cost $1,308,001)		1,308,001
Commercial Paper (a) (11.5%)
Automobile (0.5%)
Toyota Motor Credit Corp.
0.29%, 12/18/15	100,000	99,963
International Banks (11.0%)
Credit Agricole Corporate and Investment Bank
0.07%, 11/2/15	750,000	750,000
Danske Corp.
0.32%, 2/4/16	150,000	149,877
Natixis SA
0.06%, 11/2/15	985,000	985,000
Sumitomo Mitsui Trust Bank Ltd.
0.33%, 12/17/15 (b)	225,000	224,907
		2,109,784
Total Commercial Paper (Cost $2,209,747)		2,209,747
Corporate Bonds (0.8%)
Domestic Banks (0.6%)
General Electric Capital Corp.,
1.00%, 1/8/16	64,533	64,593
5.00%, 1/8/16	54,055	54,499
		119,092
International Bank (0.2%)
Australia & New Zealand Banking Group Ltd.
0.90%, 2/12/16	41,475	41,520
Total Corporate Bonds (Cost $160,612)		160,612
Floating Rate Notes (33.6%)
Automobiles (2.2%)
Toyota Motor Credit Corp.,
0.28%, 11/17/15	98,000	98,000
0.34%, 1/15/16 - 1/20/16	225,000	225,000
0.35%, 2/26/16	110,000	110,000
		433,000
	Face Amount (000)	Value (000)
Domestic Banks (8.4%)
Bank of America Corp.
0.19%, 11/7/15	$100,000	$100,000
Bank of America NA
0.37%, 11/19/15	250,000	250,000
BMO Harris Bank NA
0.39%, 11/16/15	165,000	165,000
HSBC Bank USA NA
0.34%, 11/24/15	239,500	239,500
JP Morgan Chase Bank NA
0.49%, 12/7/15	420,000	420,000
Wells Fargo Bank NA,
0.32%, 12/17/15	100,000	99,998
0.39%, 6/17/16 (b)	352,000	352,000
		1,626,498
International Banks (23.0%)
Bank of Montreal,
0.29%, 11/19/15	222,500	222,500
0.35%, 12/15/15	195,000	195,000
Bank of Nova Scotia,
0.37%, 3/22/16	350,000	350,000
0.45%, 1/29/16	237,250	237,250
BNP Paribas SA
0.44%, 12/23/15	107,750	107,750
Credit Industriel et Commercial,
0.34%, 11/4/15	205,000	205,000
0.43%, 2/17/16	120,000	120,000
Credit Suisse,
0.40%, 12/9/15	185,000	185,000
0.44%, 2/16/16	190,000	190,000
0.46%, 4/25/16	112,000	112,000
0.57%, 11/9/15	50,000	50,000
0.58%, 12/1/15	40,000	40,005
0.63%, 3/11/16	92,080	92,072
0.74%, 12/7/15	54,150	54,161
Oversea Chinese Banking Corp.
0.33%, 12/29/15	300,000	300,000
Royal Bank of Canada
0.45%, 6/30/16	350,000	349,992
Sumitomo Mitsui Banking Corp.,
0.36%, 2/19/16	250,000	250,000
0.39%, 1/29/16	115,000	115,000
Svenska Handelsbanken
0.30%, 12/17/15	305,000	305,000
Toronto Dominion Bank,
0.26%, 11/2/15	102,000	102,000
0.31%, 11/6/15	125,000	125,000
UBS AG,
0.39%, 12/14/15	295,000	295,000
0.42%, 3/31/16	425,000	425,000
		4,427,730
Total Floating Rate Notes (Cost $6,487,228)		6,487,228

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (30.7%)
ABN Amro Securities LLC, (0.15%, dated 10/30/15, due 11/2/15; proceeds $235,003; fully collateralized by various Corporate Bonds, 0.00% - 9.95% due 11/6/15 - 8/15/96, U.S. Government agency securities, 3.00% - 5.00% due 7/15/25 - 10/20/45 and a U.S. Government obligation, 0.63% due 12/31/16; valued at $245,123)	$235,000	$235,000
Bank of America, (0.09%, dated 10/30/15, due 11/2/15; proceeds $125,001; fully collateralized by a U.S. Government agency security, 4.00% due 2/1/45; valued at $128,750)	125,000	125,000
Bank of Nova Scotia, (0.30%, dated 3/4/15, due 3/4/16; proceeds $100,305; fully collateralized by various U.S. Government agency securities, 1.13% - 6.00% due 3/20/18 - 8/20/61; valued at $102,998) (Demand 11/6/15)	100,000	100,000
Bank of Nova Scotia, (0.30%, dated 3/6/15, due 3/4/16; proceeds $275,834; fully collateralized by various U.S. Government agency securities, 2.00% - 6.00% due 11/17/15 - 9/20/61; valued at $283,162) (Demand 11/6/15)	275,000	275,000
Bank of Nova Scotia, (0.35%, dated 1/2/15, due 1/4/16; proceeds $501,784; fully collateralized by various U.S. Government agency securities, 1.13% - 6.00% due 2/13/17 - 4/20/62; valued at $514,830) (Demand 11/6/15)	500,000	500,000
BNP Paribas Securities Corp., (0.09%, dated 10/30/15, due 11/2/15; proceeds $45,000; fully collateralized by various U.S. Government agency securities, 5.50% -6.00% due 2/1/38 - 12/1/39 and U.S. Government obligations, 0.00% - 1.00% due 9/30/19 - 2/15/44; valued at $45,900)	45,000	45,000
BNP Paribas Securities Corp., (0.16%, dated 10/30/15, due 11/2/15; proceeds $230,003; fully collateralized by various Corporate Bonds, 0.94% - 8.63% due 5/15/16 - 3/1/47; valued at $241,500)	230,000	230,000
BNP Paribas Securities Corp., (0.50%, dated 8/7/15, due 11/5/15; proceeds $100,125; fully collateralized by various Corporate Bonds, 2.35% - 12.63% due 11/1/16 - 9/30/43; valued at $105,984)	100,000	100,000
Citigroup Global Markets, Inc., (0.20%, dated 10/30/15, due 11/2/15; proceeds $125,002; fully collateralized by various Common Stocks; valued at $131,250)	125,000	125,000
Credit Suisse Securities USA, (0.09%, dated 10/30/15, due 11/2/15; proceeds $50,000; fully collateralized by a U.S. Government obligation, 3.13% due 1/31/17; valued at $51,004)	50,000	50,000
Credit Suisse Securities USA, (0.70%, dated 8/3/15, due 11/3/15; proceeds $78,140; fully collateralized by various Corporate Bonds, 3.91% - 10.25% due 8/15/17 - 9/15/25; valued at $82,682)	78,000	78,000
	Face Amount (000)	Value (000)
Goldman Sachs & Co., (0.08%, dated 10/30/15, due 11/2/15; proceeds $100,001; fully collateralized by various U.S. Government agency securities, 0.00% - 4.50% due 11/1/34 - 9/1/45; valued at $103,000)	$100,000	$100,000
HSBC Securities USA, Inc., (0.08%, dated 10/30/15, due 11/2/15; proceeds $150,001; fully collateralized by various U.S. Government obligations, 1.50% - 4.38% due 12/31/18 - 11/15/39; valued at $153,001)	150,000	150,000
HSBC Securities USA, Inc., (0.15%, dated 10/30/15, due 11/2/15; proceeds $100,001; fully collateralized by various Corporate Bonds, 2.50% - 9.75% due 12/1/15 - 9/15/45 (c); valued at $105,843)	100,000	100,000
HSBC Securities USA, Inc., (0.15%, dated 10/30/15, due 11/2/15; proceeds $40,001; fully collateralized by various Corporate Bonds, 0.00% - 8.88% due 12/1/15 - 9/15/45; valued at $42,009)	40,000	40,000
HSBC Securities USA, Inc., (0.25%, dated 10/30/15, due 11/2/15; proceeds $250,005; fully collateralized by various Corporate Bonds, 4.88% - 12.63% due 5/1/16 - 3/15/29; valued at $265,005)	250,000	250,000
ING Financial Markets LLC, (0.08%, dated 10/30/15, due 11/2/15; proceeds $90,001; fully collateralized by various U.S. Government agency securities, 3.50% due 10/1/42 - 10/1/45; valued at $92,702)	90,000	90,000
ING Financial Markets LLC, (0.15%, dated 10/30/15, due 11/2/15; proceeds $53,001; fully collateralized by various Corporate Bonds, 2.88% - 10.13% due 5/1/17 - 5/15/46; valued at $55,650)	53,000	53,000
ING Financial Markets LLC, (0.28%, dated 10/30/15, due 11/2/15; proceeds $65,002; fully collateralized by various Corporate Bonds, 6.00% - 11.25% due 3/15/19 - 10/15/21; valued at $68,901)	65,000	65,000
JP Morgan Clearing Corp., (0.43%, dated 10/22/15, due 11/20/15; proceeds $110,038; fully collateralized by various Common Stocks and Convertible Bonds, 0.00% due 11/15/16 - 9/30/43; valued at $121,827) (Demand 11/6/15)	110,000	110,000
JP Morgan Clearing Corp., (0.50%, dated 10/15/15, due 12/4/15; proceeds $110,278; fully collateralized by various Convertible Bonds, 0.00% due 11/15/16 - 9/15/32; valued at $119,479) (Demand 11/16/15)	110,000	110,000
JP Morgan Clearing Corp., (0.57%, dated 2/13/15, due 1/28/16; proceeds $75,210; fully collateralized by various Common Stocks; valued at $78,848) (Demand 11/16/15)	75,000	75,000
JP Morgan Clearing Corp., (0.67%, dated 2/13/15, due 1/28/16; proceeds $220,725; fully collateralized by various Corporate Bonds, 0.00% due 2/1/16 - 11/15/66 (c); valued at $233,238) (Demand 11/16/15)	220,000	220,000

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
JP Morgan Securities LLC, (0.07%, dated 10/30/15, due 11/2/15; proceeds $50,000; fully collateralized by a U.S. Government obligation, 0.00% due 3/31/17; valued at $51,002)	$50,000	$50,000
Merrill Lynch Pierce Fenner & Smith, (0.55%, dated 1/21/15, due 12/4/15; proceeds $187,403; fully collateralized by various Common Stocks, Convertible Bonds, 0.50% - 3.88% due 9/15/18 - 3/30/43 and a Convertible Preferred Stock; valued at $202,584) (Demand 11/2/15)	186,500	186,500
Merrill Lynch Pierce Fenner & Smith, (0.55%, dated 1/29/15, due 12/4/15; proceeds $60,283; fully collateralized by various Common Stocks; valued at $63,000) (Demand 11/2/15)	60,000	60,000
Natixis, (0.10%, dated 10/30/15, due 11/2/15; proceeds $325,003; fully collateralized by various U.S. Government obligations, 0.88% - 3.25% due 12/31/16 - 11/15/44; valued at $331,500)	325,000	325,000
Natixis, (0.11%, dated 10/30/15, due 11/2/15; proceeds $200,002; fully collateralized by various U.S. Government agency securities, 2.26% - 5.50% due 3/1/28 - 10/1/45; valued at $206,000)	200,000	200,000
RBC Capital Markets LLC, (0.10%, dated 10/5/15, due 11/5/15; proceeds $250,022; fully collateralized by various U.S. Government agency securities, 2.44% - 5.00% due 4/1/23 - 11/1/45; valued at $257,500)	250,000	250,000
RBC Capital Markets LLC, (0.27%, dated 10/29/15, due 12/18/15; proceeds $65,025; fully collateralized by various Corporate Bonds, 0.56% - 8.25% due 12/15/15 - 10/19/75; valued at $68,251) (Demand 11/6/15)	65,000	65,000
RBC Capital Markets LLC, (0.30%, dated 6/8/15, due 12/4/15; proceeds $170,254; fully collateralized by various Corporate Bonds, 1.34% - 8.00% due 4/1/16 - 10/19/75 (c); valued at $178,501) (Demand 11/6/15)	170,000	170,000
RBC Capital Markets LLC, (0.35%, dated 8/4/15, due 11/2/15; proceeds $89,328; fully collateralized by various Corporate Bonds, 6.75% - 12.63% due 10/1/18 - 8/15/23 and a U.S. Government agency security, 3.50% due 4/20/43; valued at $91,943)	89,250	89,250
RBC Capital Markets LLC, (0.40%, dated 9/1/15, due 11/10/15; proceeds $40,031; fully collateralized by a Corporate Bond, 6.00% due 3/15/23 and various U.S. Government agency securities, 3.46% - 6.00% due 5/15/31 - 3/1/42; valued at $41,207) (Demand 11/6/15)	40,000	40,000
RBC Capital Markets LLC, (0.52%, dated 9/11/15, due 12/9/15; proceeds $20,026; fully collateralized by various Corporate Bonds, 6.75% - 12.63% due 10/1/18 - 1/15/21 and U.S. Government agency securities, 3.50% - 6.00% due 8/20/30 - 11/15/39; valued at $20,603) (Demand 11/13/15)	20,000	20,000
	Face Amount (000)	Value (000)
RBC Capital Markets LLC, (0.53%, dated 10/22/15, due 12/9/15; proceeds $15,011; fully collateralized by various Corporate Bonds, 3.50% - 10.50% due 1/15/18 - 5/21/43 (c); valued at $15,901) (Demand 11/20/15)	$15,000	$15,000
Scotia Capital USA, Inc., (0.25%, dated 10/30/15, due 11/2/15; proceeds $265,006; fully collateralized by various Corporate Bonds, 3.25% - 9.75% due 12/1/15 - 6/15/21; valued at $280,900)	265,000	265,000
SG Americas Securities, (0.27%, dated 10/30/15, due 11/2/15; proceeds $89,752; fully collateralized by various Corporate Bonds, 0.95% - 9.00% due 11/1/15 - 10/1/77 (c); valued at $94,560)	89,750	89,750
Societe Generale, (0.11%, dated 10/30/15, due 11/2/15; proceeds $275,003; fully collateralized by various U.S. Government agency securities, 0.00% - 7.00% due 5/27/16 - 9/20/45 and U.S. Government obligations, 1.50% - 2.00% due 1/15/16 - 5/31/20; valued at $282,337)	275,000	275,000
Wells Fargo Securities LLC, (0.09%, dated 10/29/15, due 11/5/15; proceeds $125,002; fully collateralized by various U.S. Government agency securities, 2.48% - 5.50% due 1/1/23 - 10/1/45; valued at $128,750)	125,000	125,000
Wells Fargo Securities LLC, (0.15%, dated 10/30/15, due 11/2/15; proceeds $130,002; fully collateralized by various Corporate Bonds, 4.13% - 8.88% due 7/1/17 - 6/15/68; valued at $136,501)	130,000	130,000
Wells Fargo Securities LLC, (0.15%, dated 10/30/15, due 11/2/15; proceeds $30,000; fully collateralized by various Corporate Bonds, 5.96% - 8.50% due 5/15/23 - 8/1/39; valued at $31,501)	30,000	30,000
Wells Fargo Securities LLC, (0.25%, dated 10/26/15, due 11/2/15; proceeds $100,005; fully collateralized by various Corporate Bonds, 3.40% - 8.38% due 6/1/16 - 1/15/68 (c); valued at $105,001)	100,000	100,000
Wells Fargo Securities LLC, (0.32%, dated 10/26/15, due 11/2/15; proceeds $55,003; fully collateralized by various Common Stocks, Convertible Bonds, 0.75% - 3.25% due 9/15/18 - 9/30/43 and Preferred Stocks; valued at $58,970)	55,000	55,000
Wells Fargo Securities LLC, (0.58%, dated 8/31/15, due 11/30/15; proceeds $135,198; fully collateralized by various Corporate Bonds, 3.32% - 10.00% due 5/15/16 - 11/1/66 (c); valued at $143,043)	135,000	135,000
Wells Fargo Securities LLC, (0.72%, dated 10/26/15, due 1/26/16; proceeds $25,046; fully collateralized by various Convertible Bonds, 0.00% - 4.50% due 11/15/16 - 9/30/43, a Convertible Preferred Stock and various Preferred Stocks; valued at $28,077)	25,000	25,000
Total Repurchase Agreements (Cost $5,926,500)		5,926,500

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Other Repurchase Agreements (11.9%)
Interest in $1,800,000 joint repurchase agreement, 0.09% dated 10/30/15 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,800,014 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 2/20/59; valued at $1,853,503.	$767,000	$767,000
Interest in $1,200,000 joint repurchase agreement, 0.09% dated 10/30/15 under which Credit Agricole Corp, will repurchase the securities provided as collateral for $1,200,009 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 10/20/64 valued at $1,231,740.	700,000	700,000
Interest in $250,000 joint repurchase agreement, 0.09% dated 10/30/15 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $250,002 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 8/20/45 valued at $257,500.	220,000	220,000
Interest in $950,000 joint repurchase agreement, 0.10% dated 10/30/15 under which Wells Fargo Bank NA, will repurchase the securities provided as collateral for $950,008 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/1/43 valued at $978,500.	300,000	300,000
Interest in $850,000 joint repurchase agreement, 0.10% dated 10/30/15 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $850,007 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 10/1/44 valued at $875,500.	310,000	310,000
Total Other Repurchase Agreements (Cost $2,297,000)		2,297,000
	Face Amount (000)	Value (000)
Tax-Exempt Instruments (0.4%)
Closed-End Investment Companies (0.3%)
Nuveen AMT-Free Municipal Income Fund, VRDP Ser 2 0.09%, 12/1/40 (b)	$15,000	$15,000
Nuveen California Dividend Advantage Municipal Fund, VRDP Ser 4 (AMT) 0.09%, 12/1/42 (b)	24,000	24,000
Nuveen California Performance Plus Municipal Fund, Inc., VRDP Ser 1-810 (AMT) 0.08%, 12/1/40 (b)	14,500	14,500
Nuveen New Jersey Dividend Advantage Municipal Fund, VRDP Ser 1-450 (AMT) 0.09%, 8/3/43 (b)	5,000	5,000
		58,500
Weekly Variable Rate Bonds (0.1%)
Minnesota Housing Finance Agency, Residential Housing Finance 2007 Ser J (Taxable) 0.19%, 7/1/38	3,270	3,270
Residential Housing Finance 2007 Ser T (Taxable) 0.19%, 7/1/48	10,965	10,965
		14,235
Total Tax-Exempt Instruments (Cost $72,735)		72,735
U.S. Agency Securities (0.5%)
Federal Home Loan Bank,
0.24%, 11/13/15 (d)	62,855	62,850
0.30%, 12/18/15 (d)	45,000	44,983
Total U.S. Agency Securities (Cost $107,833)		107,833
Total Investments (96.3%) (Cost $18,569,656) (e)		18,569,656
Other Assets in Excess of Liabilities (3.7%)		709,689
Net Assets (100.0%)		$19,279,345

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of October 31, 2015.

(d)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(e)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

AMT  Alternative Minimum Tax.

VRDP  Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	44.3%
Floating Rate Notes	34.9
Commercial Paper	11.9
Certificates of Deposit	7.1
Other*	1.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Investment Overview (unaudited)

Government Portfolio

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Performance

For the fiscal year ended October 31, 2015, the Portfolio's Institutional Share Class had a total return of 0.04%. For the seven-day period ended October 31, 2015, the Portfolio's Institutional Share Class provided an annualized current yield of 0.04% (subsidized) and -0.09% (non-subsidized), while its 30-day moving average annualized yield was 0.04% (subsidized) and -0.09% (non-subsidized.) Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•  The overall trend in U.S. economic data was positive over the reporting period. Gross domestic product (GDP) growth moderated to 2.1% in the fourth quarter of 2014, down from 4.3% in the third quarter.(1) As expected, GDP weakened in the first quarter 2015, slowing to a paltry 0.6% rate due to challenges with harsh winter weather and the strengthening U.S. dollar. Largely putting to rest fears that first quarter weakness would carry forward, growth in the second quarter of 2015 rebounded to a stronger-than-anticipated 3.9% growth rate, as transitory factors evident in the prior quarter abated. The economy expanded at a slower pace in the third quarter, at 1.5%, in line with market forecasts for 1.6%. Slower inventory growth subtracted from GDP as did lower exports due to the dollar's appreciation.

•  While economic growth continued to exhibit a choppy pattern, labor market conditions have improved markedly. Non-farm payrolls rose an average of 324,000 per month in the fourth quarter of 2014 and 195,000 in the first quarter of 2015, a somewhat subdued but still healthy pace in light of the temporary economic slowdown.(2) In the second quarter, payrolls gains accelerated to an average of

230,000, while the third quarter saw average increases of 171,000. For the month of October, non-farm payrolls surged to 271,000, a strong report. Healthy job creation and fairly static participation rates have allowed the unemployment rate to fall to 5.0 percent, at or near the Federal Reserve's (Fed) definition of full employment.

•  The actions of the Federal Open Market Committee (FOMC) continued to be a major focus in our markets. The Fed's asset purchase program concluded in October 2014 as expected, with the FOMC pledging to keep rates at current levels for a "considerable time," while subsequent decisions will be data dependent. At its December 2014 meeting, the FOMC changed its former pledge to keep rates on hold for a "considerable time," to new messaging that it will be "patient" in raising rates.

•  The Federal Reserve Bank of New York (FRBNY) also made slight adjustments to the overnight fixed-rate reverse repurchase agreement (RRP) facility, a tool created to help manage short-term interest rates. It experimented with using different rates, ranging from 0.03 percent to 0.10 percent, during November and December.(3) The FOMC added up to $300 billion in term repos that all matured on January 2, 2015. The combination of overnight and term repos added $600 billion in supply, aiding the collateral squeeze at year-end. Outstandings in the term and overnight RRP were $226 billion and $171.12 billion, respectively, at year-end 2014. Aggregating the overnight and term RRP over year-end (total $397 billion) underscores the severity of supply constraints in our markets at quarter-end periods.

•  Throughout 2015, much of the focus of the FOMC meetings was on the interest rate forward guidance. As expected, the January 2015 FOMC meeting provided no major policy changes, and the Committee continued to signal its intention to be "patient" in raising interest rates. The FOMC also extended the testing of the RRP operations by another year to January 29, 2016.

•  In March, however, the language was adjusted. The FOMC noted it would increase rates when it is "reasonably confident" that inflation is moving toward the 2% objective over the medium term. With this change, the Fed moved away from being

2015 Annual Report

October 31, 2015

Investment Overview (unaudited) (cont'd)

Government Portfolio

time dependent and more toward being data dependent with a more explicit focus on inflation. The Fed's rate projections also suggested that officials expect rates to increase this year, but rise at a slower pace than previously communicated.

•  The FRBNY conducted four auctions in February and March with one-week terms to further test the RRP facility. Over the quarter ended March 31, 2015, the FOMC added $200 billion in term RRP, which matured just after March month-end. The term auction ended up with a total of $176.26 billion in outstandings and the overnight RRP was $202.235 billion on month-end for an aggregate total amount of $378.495 billion, slightly lower than year-end net totals.

•  Consistent with expectations, the April FOMC meeting provided no major policy changes. Additionally, due in part to the economic slowdown in the first quarter (which the Fed attributed to "transitory" factors) and tepid inflation, market expectations for a rate hike were pushed back, as the probability of an increase in rates at the June meeting had decreased.

•  At the June meeting, the FOMC delivered much-anticipated updated interest rate projections from FOMC members, which showed that the median forecast for the fed funds rate at the end of 2015 was unchanged from the March statement at 0.625 percent and that 15 of the 17 voting members believed that 2015 will be the appropriate time to increase interest rates off of the zero bound.(4) The Fed noted that the economy and labor market were improving but it needs to see more progress before raising rates. Chair Yellen reiterated that the forward path of rate hikes will be very gradual and that all policy decisions will be data dependent.

•  Over quarter-end, the FRBNY conducted term RRPs, in addition to the overnight RRP operation, which helped counterbalance some of the supply pullback in our markets. The FRBNY held two term auctions, with 7-day and 2-day maturity tenors, both for $100 billion each that matured over month-end. Both auctions were oversubscribed and each stopped at a 0.07% rate.

•  The July FOMC meeting went fairly as expected, with no changes to policy and an upgraded assessment of the labor market. There was no FOMC meeting in August. However, China stole the spotlight globally as growth concerns sent the Shanghai Composite Index, a gauge of the Chinese stock market, sharply lower. The People's Bank of China has struggled to stem the market sell-off, despite using a wide array of unconventional policy tools. Although global growth concerns linger, U.S. economic data continued to remain solid.

•  All eyes were on the FOMC in September as markets around the world eagerly anticipated the interest rate decision and update on the economy. The September FOMC meeting was accompanied by the quarterly SEP and a press conference with Chair Yellen. In the meeting's most noteworthy decision, the benchmark fed funds rate was left unchanged, as the Fed refrained from hiking rates for the first time since 2006. In terms of a rate outlook going forward, projections from FOMC members showed that the median forecasts for the level of the fed funds rate over the next few years were revised downward slightly. Despite this, as of September, 13 of the 17 FOMC members still believed that 2015 is the appropriate time for the initial interest rate hike, which was down from 15 of 17 members in June. This messaging continued to suggest a likelihood of a rate hike before the end of 2015.

•  The Fed saw further improvement in the labor market but inflation continued to run below the longer-run objective. The Fed also noted that the "recent global economic and financial developments may restrain economic activity somewhat and are likely to put downward pressure on inflation in the near-term." Overall, in light of heightened uncertainties abroad and subdued inflation, the Fed believes it should wait for further economic data to justify a rate hike. Forward guidance on this topic remained unchanged as the FOMC needs to see further progress in the labor market and must be "reasonably confident" that inflation is moving toward the long-run target of 2% over the medium term before raising rates. Messaging from Chair Yellen reiterated that the forward path of rate hikes will be very gradual and that all policy decisions will be data dependent.

•  Similar to prior quarter-ends, the FRBNY conducted two term RRPs auctions, totaling $250

2015 Annual Report

October 31, 2015

Investment Overview (unaudited) (cont'd)

Government Portfolio

billion. Each matured over month-end, were oversubscribed and had a stop-out rate of 0.07 percent. Aggregating the overnight RRP, which totaled $199.614 billion, with the term auctions, total RRP outstandings over the third quarter was about $450 billion, a new high for the facility.

•  The October FOMC meeting offered the market an important update on the Fed's views on market conditions and the economy. The FOMC indicated that the economy continued to expand at a moderate pace and upgraded household spending and business fixed investment progress to "solid" from "moderate." The statement also noted that the pace of job gains has slowed but the unemployment rate remained steady. Concerns have dissipated about global developments restraining financial activity, as this wording was completely dropped from the October statement. A key addition to this statement was the explicit mentioning of the next meeting in the context of raising rates. Many believe that the FOMC continues to favor increasing rates off of the zero bound before the end of the year. Taking all of this into account, as of the close of the period, the market believes there is an increased chance of a rate hike in December.

Management Strategies

•  As of October 31, 2015, the Portfolio had net assets of approximately $41.6 billion. The Portfolio's WAM and WAL were 13 days and 99 days, respectively.

•  We continued to hold a significant portion of the Portfolio in repurchase agreements, along with government agency obligations. Yields on short-term investments remained low, which resulted in limited yield opportunities. As a result, we continued to maintain a conservative and short maturity profile.

(1)  GDP data from the Bureau of Economic Analysis

(2)  Jobs and unemployment data from the Bureau of Labor Statistics

(3)  Reverse repurchase agreement data from the Federal Reserve Bank of New York

(4)  Fed funds rate projections from the Federal Open Market Committee

2015 Annual Report

October 31, 2015

Portfolio of Investments

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (56.0%)
ABN Amro Securities LLC, (0.08%, dated 10/30/15, due 11/2/15; proceeds $100,001; fully collateralized by various U.S. Government agency securities, 0.75% - 1.75% due 1/12/18 - 5/30/19 and U.S. Government obligations, 0.63% - 2.75% due 12/31/16 - 11/15/42; valued at $102,000)	$100,000	$100,000
Bank of America, (0.09%, dated 10/30/15, due 11/2/15; proceeds $125,001; fully collateralized by a U.S. Government agency security, 4.00% due 2/1/45; valued at $128,750)	125,000	125,000
Bank of Montreal, (0.06%, dated 10/30/15, due 11/2/15; proceeds $50,000; fully collateralized by various U.S. Government obligations, 0.00% - 9.88% due 10/31/15 - 2/15/45; valued at $51,000)	50,000	50,000
Bank of Montreal, (0.08%, dated 10/30/15, due 11/2/15; proceeds $55,000; fully collateralized by various U.S. Government agency securities, 0.00% - 8.10% due 2/19/16 - 6/16/32; valued at $56,100)	55,000	55,000
Bank of Montreal, (0.09%, dated 10/30/15, due 11/6/15; proceeds $100,002; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 6/1/17 - 7/1/43 and U.S. Government obligations, 0.00% - 6.88% due 11/27/15 - 11/15/44; valued at $102,893)	100,000	100,000
Bank of Nova Scotia, (0.15%, dated 8/4/15, due 8/4/16; proceeds $362,567; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 2/1/23 - 9/20/61; valued at $372,860) (Demand 11/6/15)	362,000	362,000
Bank of Nova Scotia, (0.16%, dated 8/27/15, due 8/26/16; proceeds $100,166; fully collateralized by various U.S. Government agency securities, 1.13% - 5.50% due 3/20/18 - 6/20/61; valued at $102,999) (Demand 11/6/15)	100,000	100,000
Bank of Nova Scotia, (0.3%, dated 3/4/15, due 3/4/16; proceeds $87,265; fully collateralized by various U.S. Government agency securities, 1.25% - 6.00% due 10/2/19 - 6/20/61; valued at $89,608) (Demand 11/6/15)	87,000	87,000
Bank of Nova Scotia, (0.35%, dated 1/2/15, due 1/4/16; proceeds $456,623; fully collateralized by various U.S. Government agency securities, 1.25% - 6.00% due 2/13/17 - 7/20/62; valued at $468,583) (Demand 11/6/15)	455,000	455,000
Bank of Nova Scotia, (0.35%, dated 1/5/15, due 1/5/16; proceeds $401,419; fully collateralized by various U.S. Government agency securities, 1.75% - 5.00% due 2/13/17 - 4/20/62; valued at $411,920) (Demand 11/6/15)	400,000	400,000
	Face Amount (000)	Value (000)
Bank of Nova Scotia, (0.40%, dated 10/7/15, due 9/12/16; proceeds $411,553; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 5/1/26 - 6/20/61; valued at $422,300) (Demand 11/6/15)	$410,000	$410,000
BNP Paribas Securities Corp., (0.07%, dated 10/30/15, due 11/2/15; proceeds $550,003; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 11/19/15 - 11/15/44; valued at $561,000)	550,000	550,000
BNP Paribas Securities Corp., (0.09%, dated 10/30/15, due 11/2/15; proceeds $44,000; fully collateralized by various U.S. Government agency securities, 2.50% - 8.00% due 11/1/24 - 9/20/45 and a U.S. Government obligation, 1.00% due 9/30/19; valued at $45,033)	44,000	44,000
BNP Paribas Securities Corp., (0.09%, dated 10/7/15, due 12/7/15; proceeds $300,046; fully collateralized by various U.S. Government obligations, 0.00% - 7.88% due 11/27/15 - 2/15/45; valued at $306,000) (Demand 11/6/15)	300,000	300,000
BNP Paribas Securities Corp., (0.09%, dated 9/21/15, due 12/18/15; proceeds $150,033; fully collateralized by various U.S. Government obligations, 0.00% - 9.88% due 11/15/15 - 2/15/44; valued at $153,000) (Demand 11/6/15)	150,000	150,000
BNP Paribas Securities Corp., (0.10%, dated 10/16/15, due 11/16/15; proceeds $275,024; fully collateralized by various U.S. Government agency securities, 0.00% - 6.21% due 1/6/16 - 10/1/45 and U.S. Government obligations, 1.00% - 6.88% due 11/30/19 - 8/15/25; valued at $283,101) (Demand 11/6/15)	275,000	275,000
BNP Paribas Securities Corp., (0.11%, dated 8/5/15, due 8/5/16; proceeds $500,544; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 11/5/15 - 11/1/45 and U.S. Government obligations, 0.00% due 11/15/15 - 2/15/44; valued at $514,444) (Demand 11/6/15)	500,000	500,000
BNP Paribas Securities Corp., (0.19%, dated 7/16/15, due 12/16/15; proceeds $500,404; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 12/15/15 - 10/1/45 and U.S. Government obligations, 0.00% - 4.25% due 9/30/19 - 11/15/44; valued at $514,687) (Demand 11/6/15)	500,000	500,000
Citibank NA, (0.08%, dated 10/28/15, due 11/4/15; proceeds $500,008; fully collateralized by a U.S. Government agency security, 2.38% due 1/13/22 and various U.S. Government obligations, 0.10% - 9.13% due 1/31/17 - 8/15/44; valued at $510,000)	500,000	500,000

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Citigroup Global Markets, Inc., (0.07%, dated 10/29/15, due 11/5/15; proceeds $50,001; fully collateralized by a U.S. Government obligation, 0.00% due 1/28/16; valued at $51,000)	$50,000	$50,000
Credit Agricole Corp., (0.09%, dated 10/27/15, due 11/3/15; proceeds $400,007; fully collateralized by a U.S. Government agency security, 4.00% due 5/20/42 and a U.S. Government obligation, 1.38% due 4/30/20; valued at $410,071)	400,000	400,000
Federal Reserve Bank of New York, (0.05%, dated 10/30/15, due 11/2/15; proceeds $4,000,017; fully collateralized by various U.S. Government obligations, 1.63% - 3.75% due 3/31/19 - 11/15/43; valued at $4,000,017)	4,000,000	4,000,000
HSBC Securities USA, Inc., (0.06%, dated 10/30/15, due 11/2/15; proceeds $200,001; fully collateralized by various U.S. Government obligations, 1.63% - 3.13% due 6/30/20 - 2/15/42; valued at $204,004)	200,000	200,000
HSBC Securities USA, Inc., (0.08%, dated 10/30/15, due 11/2/15; proceeds $535,004; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 1/1/28 - 4/1/45; valued at $551,053)	535,000	535,000
ING Financial Markets LLC, (0.06%, dated 10/27/15, due 11/3/15; proceeds $300,004; fully collateralized by various U.S. Government obligations, 0.00% - 4.50% due 11/30/16 - 2/15/43; valued at $306,005)	300,000	300,000
ING Financial Markets LLC, (0.06%, dated 10/30/15, due 11/2/15; proceeds $100,001; fully collateralized by a U.S. Government obligation, 2.00% due 5/31/21; valued at $102,005)	100,000	100,000
ING Financial Markets LLC, (0.08%, dated 10/26/15, due 11/2/15; proceeds $250,004; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 5/1/42 - 5/1/45; valued at $257,500)	250,000	250,000
ING Financial Markets LLC, (0.08%, dated 10/30/15, due 11/2/15; proceeds $250,002; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 1/1/31 - 10/1/42; valued at $257,501)	250,000	250,000
ING Financial Markets LLC, (0.09%, dated 10/30/15, due 11/5/15; proceeds $700,011; fully collateralized by various U.S. Government agency securities, 2.10% - 5.50% due 6/1/25 - 8/1/48; valued at $721,009)	700,000	700,000
	Face Amount (000)	Value (000)
ING Financial Markets LLC, (0.13%, dated 10/13/15, due 11/12/15; proceeds $150,016; fully collateralized by various U.S. Government agency securities, 4.00% due 12/1/44 - 10/1/45; valued at $154,505)	$150,000	$150,000
ING Financial Markets LLC, (0.13%, dated 10/16/15, due 11/16/15; proceeds $90,010; fully collateralized by a U.S. Government agency security, 3.50% due 10/1/45; valued at $92,703)	90,000	90,000
ING Financial Markets LLC, (0.14%, dated 10/14/15, due 12/28/15; proceeds $26,508; fully collateralized by various U.S. Government agency securities, 2.50% - 7.50% due 6/1/24 - 8/1/42; valued at $27,297)	26,500	26,500
ING Financial Markets LLC, (0.17%, dated 10/21/15, due 1/20/16; proceeds $95,041; fully collateralized by a U.S. Government agency security, 3.50% due 10/1/42; valued at $97,852)	95,000	95,000
ING Financial Markets LLC, (0.17%, dated 9/22/15, due 12/18/15; proceeds $150,062; fully collateralized by various U.S. Government agency securities, 4.00% due 1/1/31 - 12/1/44; valued at $154,504)	150,000	150,000
ING Financial Markets LLC, (0.18%, dated 5/20/15, due 11/16/15; proceeds $500,450; fully collateralized by various U.S. Government agency securities, 1.45% - 3.71% due 5/1/20 - 8/1/45; valued at $515,002) (Demand 11/6/15)	500,000	500,000
Merrill Lynch Pierce Fenner & Smith, (0.14%, dated 10/19/15, due 12/18/15; proceeds $500,117; fully collateralized by various U.S. Government agency securities, 2.10% - 4.81% due 8/1/28 - 2/20/62; valued at $515,000) (Demand 11/6/15)	500,000	500,000
Natixis, (0.10%, dated 10/30/15, due 11/2/15; proceeds $1,140,010; fully collateralized by various U.S. Government obligations, 0.00% - 5.38% due 2/4/16 - 8/15/45; valued at $1,162,800)	1,140,000	1,140,000
Natixis, (0.11%, dated 10/30/15, due 11/2/15; proceeds $200,002; fully collateralized by various U.S. Government agency securities, 2.37% - 4.50% due 11/1/23 - 10/20/45 and U.S. Government obligations, 1.38% - 7.63% due 8/31/20 - 2/15/25; valued at $204,784)	200,000	200,000
RBC Capital Markets LLC, (0.10%, dated 10/5/15, due 11/5/15; proceeds $550,047; fully collateralized by various U.S. Government agency securities, 2.44% - 5.00% due 10/1/28 - 10/20/45; valued at $566,500)	550,000	550,000

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
RBC Capital Markets LLC, (0.15%, dated 10/29/15, due 4/26/16; proceeds $422,317; fully collateralized by various U.S. Government obligations, 0.00% - 8.88% due 11/15/15 - 8/15/45; valued at $430,440) (Demand 11/6/15)	$422,000	$422,000
RBC Capital Markets LLC, (0.26%, dated 9/18/15, due 3/17/16; proceeds $475,621; fully collateralized by various U.S. Government agency securities, 0.24% - 7.00% due 2/1/18 - 5/20/65; valued at $489,245) (Demand 11/6/15)	475,000	475,000
Societe Generale, (0.08%, dated 10/5/15, due 11/6/15; proceeds $300,021; fully collateralized by various U.S. Government obligations, 0.00% - 2.13% due 1/31/20 - 2/15/42; valued at $306,167)	300,000	300,000
Societe Generale, (0.09%, dated 10/30/15, due 11/2/15; proceeds $250,002; fully collateralized by various U.S. Government obligations, 0.00% - 3.50% due 1/15/16 - 2/15/39; valued at $255,146)	250,000	250,000
Societe Generale, (0.10%, dated 10/15/15, due 11/16/15; proceeds $340,030; fully collateralized by various U.S. Government obligations, 0.00% - 3.63% due 7/15/16 - 8/15/36; valued at $347,018) (Demand 11/6/15)	340,000	340,000
Societe Generale, (0.10%, dated 10/21/15, due 11/20/15; proceeds $450,038; fully collateralized by various U.S. Government obligations, 0.00% - 7.25% due 1/31/16 - 8/15/44; valued at $460,187)	450,000	450,000
Societe Generale, (0.10%, dated 10/27/15, due 12/3/15; proceeds $600,062; fully collateralized by various U.S. Government obligations, 0.00% - 2.50% due 1/15/16 - 8/15/44; valued at $612,101) (Demand 11/6/15)	600,000	600,000
Societe Generale, (0.10%, dated 10/30/15, due 12/17/15; proceeds $500,067; fully collateralized by various U.S. Government obligations, 0.00% - 2.50% due 7/15/16 - 2/15/45; valued at $510,887) (Demand 11/6/15)	500,000	500,000
Societe Generale, (0.11%, dated 10/22/15, due 12/4/15; proceeds $500,066; fully collateralized by various U.S. Government obligations, 0.00% - 2.38% due 12/17/15 - 2/15/44; valued at $512,586) (Demand 11/6/15)	500,000	500,000
Societe Generale, (0.11%, dated 10/30/15, due 11/2/15; proceeds $525,005; fully collateralized by various U.S. Government agency securities, 1.91% - 6.00% due 10/1/17 - 3/1/45 and U.S. Government obligations, 0.00% - 3.88% due 1/15/16 - 11/15/44; valued at $535,768)	525,000	525,000
	Face Amount (000)	Value (000)
Societe Generale, (0.11%, dated 10/9/15, due 11/9/15; proceeds $100,009; fully collateralized by various U.S. Government agency securities, 1.20% - 6.00% due 7/27/18 - 7/1/44 and U.S. Government obligations, 0.00% - 3.50% due 7/15/20 - 8/15/44; valued at $102,068)	$100,000	$100,000
Societe Generale, (0.13%, dated 10/23/15, due 12/7/15; proceeds $300,049; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 1/1/20 - 8/1/45 and U.S. Government obligations, 0.00% - 2.13% due 1/31/20 - 8/15/41; valued at $306,144) (Demand 11/6/15)	300,000	300,000
Societe Generale, (0.13%, dated 10/6/15, due 12/1/15; proceeds $550,111; fully collateralized by various U.S. Government obligations, 0.00% - 3.50% due 11/15/15 - 8/15/44; valued at $562,858) (Demand 11/6/15)	550,000	550,000
Societe Generale, (0.16%, dated 10/15/15, due 1/8/16; proceeds $170,064; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 1/15/16 - 2/15/39; valued at $173,400) (Demand 11/6/15)	170,000	170,000
TD Securities USA LLC, (0.08%, dated 10/28/15, due 11/4/15; proceeds $150,002; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 9/1/26 - 6/1/45 and U.S. Government obligations, 0.50% - 2.63% due 6/30/16 - 11/30/20; valued at $153,009)	150,000	150,000
TD Securities USA LLC, (0.09%, dated 10/29/15, due 11/5/15; proceeds $300,005; fully collateralized by various U.S. Government obligations, 1.38% - 2.63% due 12/31/15 - 5/15/24; valued at $306,000)	300,000	300,000
Wells Fargo Securities LLC, (0.08%, dated 10/28/15, due 11/4/15; proceeds $165,003; fully collateralized by various U.S. Government agency securities, 0.00% - 3.50% due 6/1/30 - 10/1/45; valued at $169,950)	165,000	165,000
Wells Fargo Securities LLC, (0.09%, dated 10/29/15, due 11/5/15; proceeds $655,011; fully collateralized by various U.S. Government agency securities, 2.47% - 4.00% due 1/1/24 - 10/1/45; valued at $674,650)	655,000	655,000
Wells Fargo Securities LLC, (0.11%, dated 10/8/15, due 11/9/15; proceeds $80,008; fully collateralized by a U.S. Government obligation, 0.00% due 12/17/15; valued at $81,600)	80,000	80,000
Wells Fargo Securities LLC, (0.11%, dated 10/9/15, due 11/6/15; proceeds $100,009; fully collateralized by various U.S. Government obligations, 0.00% due 12/10/15 - 12/17/15; valued at $102,000)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Wells Fargo Securities LLC, (0.13%, dated 10/9/15, due 11/6/15; proceeds $130,013; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 10/1/25 - 9/1/30; valued at $133,900)	$130,000	$130,000
Wells Fargo Securities LLC, (0.13%, dated 9/23/15, due 12/22/15; proceeds $60,020; fully collateralized by various U.S. Government obligations, 0.00% due 2/4/16 - 3/10/16; valued at $61,200)	60,000	60,000
Wells Fargo Securities LLC, (0.15%, dated 9/21/15, due 12/21/15; proceeds $300,114; fully collateralized by various U.S. Government agency securities, 3.00% - 4.50% due 9/1/30 - 9/1/45; valued at $309,000)	300,000	300,000
Wells Fargo Securities LLC, (0.15%, dated 9/22/15, due 12/21/15; proceeds $98,037; fully collateralized by various U.S. Government agency securities, 2.50% - 5.00% due 5/1/30 - 11/1/45; valued at $100,940)	98,000	98,000
Wells Fargo Securities LLC, (0.15%, dated 9/23/15, due 12/22/15; proceeds $45,017; fully collateralized by various U.S. Government agency securities, 2.50% - 4.00% due 7/1/30 - 7/1/45; valued at $46,350)	45,000	45,000
Wells Fargo Securities LLC, (0.16%, dated 10/30/15, due 1/4/16; proceeds $470,138; fully collateralized by various U.S. Government agency securities, 1.94% - 5.50% due 1/1/20 - 6/1/45; valued at $484,100)	470,000	470,000
Total Repurchase Agreements (Cost $23,284,500)		23,284,500
Other Repurchase Agreements (8.2%)
Interest in $1,800,000 joint repurchase agreement, 0.09% dated 10/30/15 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,800,014 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 2/20/59; valued at $1,853,503.	700,000	700,000
Interest in $1,850,000 joint repurchase agreement, 0.07% dated 10/30/15 under which Credit Agricole Corp, will repurchase the securities provided as collateral for $1,850,011 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 4/15/32 valued at $1,887,000.	750,000	750,000
	Face Amount (000)	Value (000)
Interest in $1,200,000 joint repurchase agreement, 0.09% dated 10/30/15 under which Credit Agricole Corp, will repurchase the securities provided as collateral for $1,200,009 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 10/20/64 valued at $1,231,740.	$385,000	$385,000
Interest in $420,000 joint repurchase agreement, 0.07% dated 10/30/15 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $420,002 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/45 valued at $428,400.	170,000	170,000
Interest in $250,000 joint repurchase agreement, 0.09% dated 10/30/15 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $250,002 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 8/20/45 valued at $257,500.	30,000	30,000
Interest in $300,000 joint repurchase agreement, 0.08% dated 10/30/15 under which Wells Fargo Bank NA, will repurchase the securities provided as collateral for $300,002 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, was a U.S. Government obligation with a maturity date of 10/31/19 valued at $306,000.	150,000	150,000
Interest in $950,000 joint repurchase agreement, 0.10% dated 10/30/15 under which Wells Fargo Bank NA, will repurchase the securities provided as collateral for $950,008 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/1/43 valued at $978,500.	600,000	600,000
Interest in $250,000 joint repurchase agreement, 0.08% dated 10/30/15 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $250,002 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/44 valued at $255,000.	100,000	100,000

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Other Repurchase Agreements (cont'd)
Interest in $850,000 joint repurchase agreement, 0.10% dated 10/30/15 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $850,007 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 10/1/44 valued at $875,500.	$500,000	$500,000
Total Other Repurchase Agreements (Cost $3,385,000)		3,385,000
U.S. Agency Securities (32.4%)
Federal Farm Credit Bank, 0.14%, 8/30/16 (a)	75,000	75,000
0.15%, 4/6/16 (a)	150,000	149,992
0.16%, 9/23/16 (a)	60,000	59,996
0.17%, 5/20/16 (a)	200,000	200,022
0.18%, 7/28/16 - 12/19/16 (a)	529,540	529,512
0.20%, 7/24/17 (a)	175,000	175,032
0.22%, 8/15/16 - 8/28/17 (a)	519,000	518,918
0.23%, 5/15/17 (a)	100,000	100,071
Federal Home Loan Bank, 0.14%, 5/18/16 - 7/8/16 (a)	500,000	500,000
0.14%, 12/30/15 (b)	225,000	224,951
0.15%, 11/6/15 - 1/17/17 (a)	1,759,000	1,758,929
0.16%, 11/24/15 - 9/8/16 (a)	1,185,500	1,185,499
0.16%, 12/23/15 (b)	180,000	179,959
0.17%, 8/26/16 - 2/14/17 (a)	785,000	784,889
0.18%, 3/28/16 - 2/10/17 (a)	600,000	599,923
0.19%, 6/24/16 - 8/18/17 (a)	620,000	619,987
0.20%, 2/21/17 - 3/17/17 (a)	573,000	572,881
0.21%, 11/27/15 - 12/24/15 (a)	706,000	705,985
0.22%, 12/9/15 (a)	100,000	99,998
0.24%, 11/13/15 (b)	127,495	127,486
0.26%, 12/16/15 (b)	185,000	184,941
0.27%, 12/16/15 (b)	319,000	318,895
0.30%, 12/18/15 (b)	84,400	84,368
Federal Home Loan Mortgage Corporation, 0.15%, 8/24/16 (a)	230,000	230,000
0.16%, 2/18/16 (a)	467,000	466,979
0.18%, 6/15/16 (a)	375,000	374,965
0.19%, 7/21/16 (a)	809,000	808,941
0.20%, 11/14/16 - 4/20/17 (a)	497,600	497,543
0.23%, 4/27/17 (a)	335,000	334,899
Federal National Mortgage Association, 0.20%, 9/8/17 - 10/5/17 (a)	791,500	791,280
0.21%, 10/21/16 (a)	200,000	199,991
Total U.S. Agency Securities (Cost $13,461,832)		13,461,832
Total Investments (96.6%) (Cost $40,131,332) (c)		40,131,332
Other Assets in Excess of Liabilities (3.4%)		1,428,639
Net Assets (100.0%)		$41,559,971

(a)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2015.

(b)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(c)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	66.5%
U.S. Agency Securities	33.5
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Investment Overview (unaudited)

Government Securities Portfolio

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation.

Performance

For the fiscal period ended October 31, 2015, the Portfolio's Institutional Share Class had a total return of 0.01%. For the seven-day period ended October 31, 2015, the Portfolio's Institutional Share Class provide an annualized current yield of 0.01% (subsidized) and -1.45% (non-subsidized), while its 30-day moving average annualized yield was 0.01% (subsidized) and -1.53% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•  The overall trend in U.S. economic data was positive over the reporting period. Gross domestic product (GDP) growth moderated to 2.1% in the fourth quarter of 2014, down from 4.3% in the third quarter.(1) As expected, GDP weakened in the first quarter 2015, slowing to a paltry 0.6% rate due to challenges with harsh winter weather and the strengthening U.S. dollar. Largely putting to rest fears that first quarter weakness would carry forward, growth in the second quarter of 2015 rebounded to a stronger-than-anticipated 3.9% growth rate, as transitory factors evident in the prior quarter abated. The economy expanded at a slower pace in the third quarter, at 1.5%, in line with market forecasts for 1.6%. Slower inventory growth subtracted from GDP as did lower exports due to the dollar's appreciation.

•  While economic growth continued to exhibit a choppy pattern, labor market conditions have improved markedly. Non-farm payrolls rose an average of 324,000 per month in the fourth quarter of 2014 and 195,000 in the first quarter of 2015, a somewhat subdued but still healthy pace in light of the temporary economic slowdown.(2) In the second quarter, payrolls gains accelerated to an average of

230,000, while the third quarter saw average increases of 171,000. For the month of October, non-farm payrolls surged to 271,000, a strong report. Healthy job creation and fairly static participation rates have allowed the unemployment rate to fall to 5.0 percent, at or near the Federal Reserve's (Fed) definition of full employment.

•  The actions of the Federal Open Market Committee (FOMC) continued to be a major focus in our markets. The Fed's asset purchase program concluded in October 2014 as expected, with the FOMC pledging to keep rates at current levels for a "considerable time," while subsequent decisions will be data dependent. At its December 2014 meeting, the FOMC changed its former pledge to keep rates on hold for a "considerable time," to new messaging that it will be "patient" in raising rates.

•  The Federal Reserve Bank of New York (FRBNY) also made slight adjustments to the overnight fixed-rate reverse repurchase agreement (RRP) facility, a tool created to help manage short-term interest rates. It experimented with using different rates, ranging from 0.03 percent to 0.10 percent, during November and December.(3) The FOMC added up to $300 billion in term repos that all matured on January 2, 2015. The combination of overnight and term repos added $600 billion in supply, aiding the collateral squeeze at year-end. Outstandings in the term and overnight RRP were $226 billion and $171.12 billion, respectively, at year-end 2014. Aggregating the overnight and term RRP over year-end (total $397 billion) underscores the severity of supply constraints in our markets at quarter-end periods.

•  Throughout 2015, much of the focus of the FOMC meetings was on the interest rate forward guidance. As expected, the January 2015 FOMC meeting provided no major policy changes, and the Committee continued to signal its intention to be "patient" in raising interest rates. The FOMC also extended the testing of the RRP operations by another year to January 29, 2016.

•  In March, however, the language was adjusted. The FOMC noted it would increase rates when it is "reasonably confident" that inflation is moving toward the 2% objective over the medium term. With this change, the Fed moved away from being

2015 Annual Report

October 31, 2015

Investment Overview (unaudited) (cont'd)

Government Securities Portfolio

time dependent and more toward being data dependent with a more explicit focus on inflation. The Fed's rate projections also suggested that officials expect rates to increase this year, but rise at a slower pace than previously communicated.

•  The FRBNY conducted four auctions in February and March with one-week terms to further test the RRP facility. Over the quarter ended March 31, 2015, the FOMC added $200 billion in term RRP, which matured just after March month-end. The term auction ended up with a total of $176.26 billion in outstandings and the overnight RRP was $202.235 billion on month-end for an aggregate total amount of $378.495 billion, slightly lower than year-end net totals.

•  Consistent with expectations, the April FOMC meeting provided no major policy changes. Additionally, due in part to the economic slowdown in the first quarter (which the Fed attributed to "transitory" factors) and tepid inflation, market expectations for a rate hike were pushed back, as the probability of an increase in rates at the June meeting had decreased.

•  At the June meeting, the FOMC delivered much-anticipated updated interest rate projections from FOMC members, which showed that the median forecast for the fed funds rate at the end of 2015 was unchanged from the March statement at 0.625 percent and that 15 of the 17 voting members believed that 2015 will be the appropriate time to increase interest rates off of the zero bound.(4) The Fed noted that the economy and labor market were improving but it needs to see more progress before raising rates. Chair Yellen reiterated that the forward path of rate hikes will be very gradual and that all policy decisions will be data dependent.

•  Over quarter-end, the FRBNY conducted term RRPs, in addition to the overnight RRP operation, which helped counterbalance some of the supply pullback in our markets. The FRBNY held two term auctions, with 7-day and 2-day maturity tenors, both for $100 billion each that matured over month-end. Both auctions were oversubscribed and each stopped at a 0.07% rate.

•  The July FOMC meeting went fairly as expected, with no changes to policy and an upgraded assessment of the labor market. There was no FOMC meeting in August. However, China stole the spotlight globally as growth concerns sent the Shanghai Composite Index, a gauge of the Chinese stock market, sharply lower. The People's Bank of China has struggled to stem the market sell-off, despite using a wide array of unconventional policy tools. Although global growth concerns linger, U.S. economic data continued to remain solid.

•  All eyes were on the FOMC in September as markets around the world eagerly anticipated the interest rate decision and update on the economy. The September FOMC meeting was accompanied by the quarterly SEP and a press conference with Chair Yellen. In the meeting's most noteworthy decision, the benchmark fed funds rate was left unchanged, as the Fed refrained from hiking rates for the first time since 2006. In terms of a rate outlook going forward, projections from FOMC members showed that the median forecasts for the level of the fed funds rate over the next few years were revised downward slightly. Despite this, as of September, 13 of the 17 FOMC members still believed that 2015 is the appropriate time for the initial interest rate hike, which was down from 15 of 17 members in June. This messaging continued to suggest a likelihood of a rate hike before the end of 2015.

•  The Fed saw further improvement in the labor market but inflation continued to run below the longer-run objective. The Fed also noted that the "recent global economic and financial developments may restrain economic activity somewhat and are likely to put downward pressure on inflation in the near-term." Overall, in light of heightened uncertainties abroad and subdued inflation, the Fed believes it should wait for further economic data to justify a rate hike. Forward guidance on this topic remained unchanged as the FOMC needs to see further progress in the labor market and must be "reasonably confident" that inflation is moving toward the long-run target of 2% over the medium term before raising rates. Messaging from Chair Yellen reiterated that the forward path of rate hikes will be very gradual and that all policy decisions will be data dependent.

•  Similar to prior quarter-ends, the FRBNY conducted two term RRPs auctions, totaling $250

2015 Annual Report

October 31, 2015

Investment Overview (unaudited) (cont'd)

Government Securities Portfolio

billion. Each matured over month-end, were oversubscribed and had a stop-out rate of 0.07 percent. Aggregating the overnight RRP, which totaled $199.614 billion, with the term auctions, total RRP outstandings over the third quarter was about $450 billion, a new high for the facility.

•  The October FOMC meeting offered the market an important update on the Fed's views on market conditions and the economy. The FOMC indicated that the economy continued to expand at a moderate pace and upgraded household spending and business fixed investment progress to "solid" from "moderate." The statement also noted that the pace of job gains has slowed but the unemployment rate remained steady. Concerns have dissipated about global developments restraining financial activity, as this wording was completely dropped from the October statement. A key addition to this statement was the explicit mentioning of the next meeting in the context of raising rates. Many believe that the FOMC continues to favor increasing rates off of the zero bound before the end of the year. Taking all of this into account, as of the close of the period, the market believes there is an increased chance of a rate hike in December.

Management Strategies

•  As of October 31, 2015, the Portfolio had net assets of approximately $23.0 million. The Portfolio's WAM and WAL were 10 days and 10 days, respectively.

•  We continued to hold only government agency and U.S. Treasury obligations in this Portfolio. Yields on short-term investments remained very low, which resulted in maintaining a short maturity profile. We invested the majority of the Portfolio in agency obligations, along with a portion in U.S. Treasury obligations.

(1)  GDP data from the Bureau of Economic Analysis

(2)  Jobs and unemployment data from the Bureau of Labor Statistics

(3)  Reverse repurchase agreement data from the Federal Reserve Bank of New York

(4)  Fed funds rate projections from the Federal Open Market Committee

2015 Annual Report

October 31, 2015

Portfolio of Investments

Government Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (83.5%)
Federal Farm Credit Bank, 0.13%, 11/9/15 (a)	$15	$15
0.23%, 11/2/15	3,200	3,200
1.50%, 11/16/15	1,500	1,501
Federal Home Loan Bank, 0.04%, 11/2/15 - 11/3/15 (a)	5,529	5,529
0.05%, 11/3/15 - 11/6/15 (a)	1,573	1,573
0.06%, 11/2/15 - 11/13/15 (a)	900	900
0.07%, 11/5/15 - 11/9/15 (a)	700	700
0.08%, 11/9/15 (a)	197	197
0.10%, 11/3/15 - 11/20/15 (a)	1,950	1,950
0.22%, 11/30/15	1,500	1,500
Tennessee Valley Authority 0.06%, 11/10/15 (a)	2,140	2,140
Total U.S. Agency Securities (Cost $19,205)		19,205
U.S. Treasury Security (3.5%)
U.S. Treasury Bill 0.07%, 1/7/16 (b) (Cost $800)	800	800
Total Investments (87.0%) (Cost $20,005) (c)		20,005
Other Assets in Excess of Liabilities (13.0%)		2,985
Net Assets (100.0%)		$22,990

(a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)  Rate shown is the yield to maturity at October 31, 2015.

(c)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	96.0%
Other*	4.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Investment Overview (unaudited)

Treasury Portfolio

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities.

Performance

For the fiscal period ended October 31, 2015, the Portfolio's Institutional Share Class had a total return of 0.03%. For the seven-day period ended October 31, 2015, the Portfolio's Institutional Share Class provide an annualized current yield of 0.03% (subsidized) and -0.15% (non-subsidized), while its 30-day moving average annualized yield was 0.03% and -0.15% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•  The overall trend in U.S. economic data was positive over the reporting period. Gross domestic product (GDP) growth moderated to 2.1% in the fourth quarter of 2014, down from 4.3% in the third quarter.(1) As expected, GDP weakened in the first quarter 2015, slowing to a paltry 0.6% rate due to challenges with harsh winter weather and the strengthening U.S. dollar. Largely putting to rest fears that first quarter weakness would carry forward, growth in the second quarter of 2015 rebounded to a stronger-than-anticipated 3.9% growth rate, as transitory factors evident in the prior quarter abated. The economy expanded at a slower pace in the third quarter, at 1.5%, in line with market forecasts for 1.6%. Slower inventory growth subtracted from GDP as did lower exports due to the dollar's appreciation.

•  While economic growth continued to exhibit a choppy pattern, labor market conditions have improved markedly. Non-farm payrolls rose an average of 324,000 per month in the fourth quarter of 2014 and 195,000 in the first quarter of 2015, a somewhat subdued but still healthy pace in light of the temporary economic slowdown.(2) In the second quarter, payrolls gains accelerated to an average of 230,000, while the third quarter saw average increases of 171,000. For the month of October, non-farm payrolls surged to 271,000, a strong report. Healthy job creation and fairly static participation rates have allowed the unemployment rate to fall to 5.0 percent, at or near the Federal Reserve's (Fed) definition of full employment.

•  The actions of the Federal Open Market Committee (FOMC) continued to be a major focus in our markets. The Fed's asset purchase program concluded in October 2014 as expected, with the FOMC pledging to keep rates at current levels for a "considerable time," while subsequent decisions will be data dependent. At its December 2014 meeting, the FOMC changed its former pledge to keep rates on hold for a "considerable time," to new messaging that it will be "patient" in raising rates.

•  The Federal Reserve Bank of New York (FRBNY) also made slight adjustments to the overnight fixed-rate reverse repurchase agreement (RRP) facility, a tool created to help manage short-term interest rates. It experimented with using different rates, ranging from 0.03 percent to 0.10 percent, during November and December.(3) The FOMC added up to $300 billion in term repos that all matured on January 2, 2015. The combination of overnight and term repos added $600 billion in supply, aiding the collateral squeeze at year-end. Outstandings in the term and overnight RRP were $226 billion and $171.12 billion, respectively, at year-end 2014. Aggregating the overnight and term RRP over year-end (total $397 billion) underscores the severity of supply constraints in our markets at quarter-end periods.

•  Throughout 2015, much of the focus of the FOMC meetings was on the interest rate forward guidance. As expected, the January 2015 FOMC meeting provided no major policy changes, and the Committee continued to signal its intention to be "patient" in raising interest rates. The FOMC also extended the testing of the RRP operations by another year to January 29, 2016.

•  In March, however, the language was adjusted. The FOMC noted it would increase rates when it is "reasonably confident" that inflation is moving toward the 2% objective over the medium term. With this change, the Fed moved away from being time dependent and more toward being data

2015 Annual Report

October 31, 2015

Investment Overview (unaudited) (cont'd)

Treasury Portfolio

dependent with a more explicit focus on inflation. The Fed's rate projections also suggested that officials expect rates to increase this year, but rise at a slower pace than previously communicated.

•  The FRBNY conducted four auctions in February and March with one-week terms to further test the RRP facility. Over the quarter ended March 31, 2015, the FOMC added $200 billion in term RRP, which matured just after March month-end. The term auction ended up with a total of $176.26 billion in outstandings and the overnight RRP was $202.235 billion on month-end for an aggregate total amount of $378.495 billion, slightly lower than year-end net totals.

•  Consistent with expectations, the April FOMC meeting provided no major policy changes. Additionally, due in part to the economic slowdown in the first quarter (which the Fed attributed to "transitory" factors) and tepid inflation, market expectations for a rate hike were pushed back, as the probability of an increase in rates at the June meeting had decreased.

•  At the June meeting, the FOMC delivered much-anticipated updated interest rate projections from FOMC members, which showed that the median forecast for the fed funds rate at the end of 2015 was unchanged from the March statement at 0.625 percent and that 15 of the 17 voting members believed that 2015 will be the appropriate time to increase interest rates off of the zero bound.(4) The Fed noted that the economy and labor market were improving but it needs to see more progress before raising rates. Chair Yellen reiterated that the forward path of rate hikes will be very gradual and that all policy decisions will be data dependent.

•  Over quarter-end, the FRBNY conducted term RRPs, in addition to the overnight RRP operation, which helped counterbalance some of the supply pullback in our markets. The FRBNY held two term auctions, with 7-day and 2-day maturity tenors, both for $100 billion each that matured over month-end. Both auctions were oversubscribed and each stopped at a 0.07% rate.

•  The July FOMC meeting went fairly as expected, with no changes to policy and an upgraded assessment of the labor market. There was no

FOMC meeting in August. However, China stole the spotlight globally as growth concerns sent the Shanghai Composite Index, a gauge of the Chinese stock market, sharply lower. The People's Bank of China has struggled to stem the market sell-off, despite using a wide array of unconventional policy tools. Although global growth concerns linger, U.S. economic data continued to remain solid.

•  All eyes were on the FOMC in September as markets around the world eagerly anticipated the interest rate decision and update on the economy. The September FOMC meeting was accompanied by the quarterly SEP and a press conference with Chair Yellen. In the meeting's most noteworthy decision, the benchmark fed funds rate was left unchanged, as the Fed refrained from hiking rates for the first time since 2006. In terms of a rate outlook going forward, projections from FOMC members showed that the median forecasts for the level of the fed funds rate over the next few years were revised downward slightly. Despite this, as of September, 13 of the 17 FOMC members still believed that 2015 is the appropriate time for the initial interest rate hike, which was down from 15 of 17 members in June. This messaging continued to suggest a likelihood of a rate hike before the end of 2015.

•  The Fed saw further improvement in the labor market but inflation continued to run below the longer-run objective. The Fed also noted that the "recent global economic and financial developments may restrain economic activity somewhat and are likely to put downward pressure on inflation in the near-term." Overall, in light of heightened uncertainties abroad and subdued inflation, the Fed believes it should wait for further economic data to justify a rate hike. Forward guidance on this topic remained unchanged as the FOMC needs to see further progress in the labor market and must be "reasonably confident" that inflation is moving toward the long-run target of 2% over the medium term before raising rates. Messaging from Chair Yellen reiterated that the forward path of rate hikes will be very gradual and that all policy decisions will be data dependent.

•  Similar to prior quarter-ends, the FRBNY conducted two term RRPs auctions, totaling $250 billion. Each matured over month-end, were

2015 Annual Report

October 31, 2015

Investment Overview (unaudited) (cont'd)

Treasury Portfolio

oversubscribed and had a stop-out rate of 0.07 percent. Aggregating the overnight RRP, which totaled $199.614 billion, with the term auctions, total RRP outstandings over the third quarter was about $450 billion, a new high for the facility.

•  The October FOMC meeting offered the market an important update on the Fed's views on market conditions and the economy. The FOMC indicated that the economy continued to expand at a moderate pace and upgraded household spending and business fixed investment progress to "solid" from "moderate." The statement also noted that the pace of job gains has slowed but the unemployment rate remained steady. Concerns have dissipated about global developments restraining financial activity, as this wording was completely dropped from the October statement. A key addition to this statement was the explicit mentioning of the next meeting in the context of raising rates. Many believe that the FOMC continues to favor increasing rates off of the zero bound before the end of the year. Taking all of this into account, as of the close of the period, the market believes there is an increased chance of a rate hike in December.

Management Strategies

•  As of October 31, 2015, the Portfolio had net assets of approximately $17.9 billion. The Portfolio's WAM and WAL were 6 days and 60 days, respectively.

•  We continued to hold the majority of the Portfolio in repurchase agreements collateralized by U.S. Treasury obligations, along with our direct holdings of U.S. Treasury bills and notes. Yields on short-term Treasuries remained very low, which resulted in limited yield opportunities. As a result, we continued to maintain a short maturity profile.

(1)  GDP data from the Bureau of Economic Analysis

(2)  Jobs and unemployment data from the Bureau of Labor Statistics

(3)  Reverse repurchase agreement data from the Federal Reserve Bank of New York

(4)  Fed funds rate projections from the Federal Open Market Committee

2015 Annual Report

October 31, 2015

Portfolio of Investments

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (76.9%)
Bank of Montreal, (0.06%, dated 10/30/15, due 11/2/15; proceeds $50,000; fully collateralized by various U.S. Government obligations, 0.00% - 9.88% due 10/31/15 - 2/15/45; valued at $51,000)	$50,000	$50,000
Bank of Nova Scotia, (0.07%, dated 10/30/15, due 11/2/15; proceeds $50,000; fully collateralized by various U.S. Government obligations, 0.13% - 6.63% due 2/29/16 - 8/15/43; valued at $51,000)	50,000	50,000
Bank of Nova Scotia, (0.15%, dated 8/26/15, due 8/26/16; proceeds $400,625; fully collateralized by various U.S. Government obligations, 0.13% - 6.63% due 4/15/16 - 11/15/40; valued at $408,000) (Demand 11/6/15)	400,000	400,000
Bank of Nova Scotia, (0.27%, dated 9/8/15, due 3/7/16; proceeds $500,679; fully collateralized by various U.S. Government obligations, 0.00% - 7.50% due 10/31/15 - 2/15/45; valued at $510,000) (Demand 11/6/15)	500,000	500,000
BNP Paribas Securities Corp., (0.07%, dated 10/30/15, due 11/2/15; proceeds $950,006; fully collateralized by various U.S. Government obligations, 0.00% - 6.88% due 1/7/16 - 2/15/45; valued at $969,000)	950,000	950,000
BNP Paribas Securities Corp., (0.08%, dated 10/16/15, due 11/16/15; proceeds $425,029; fully collateralized by various U.S. Government obligations, 0.00% - 9.00% due 1/7/16 - 5/15/44; valued at $433,500) (Demand 11/6/15)	425,000	425,000
BNP Paribas Securities Corp., (0.09%, dated 10/7/15, due 12/7/15; proceeds $200,031; fully collateralized by various U.S. Government obligations, 0.00% - 9.25% due 12/3/15 - 2/15/45; valued at $204,000) (Demand 11/6/15)	200,000	200,000
BNP Paribas Securities Corp., (0.09%, dated 9/21/15, due 12/18/15; proceeds $150,033; fully collateralized by various U.S. Government obligations, 0.00% - 7.63% due 12/17/15 - 8/15/45; valued at $153,000) (Demand 11/6/15)	150,000	150,000
Citigroup Global Markets, Inc., (0.07%, dated 10/29/15, due 11/5/15; proceeds $450,006; fully collateralized by various U.S. Government obligations, 1.00% - 2.00% due 8/31/19 - 9/30/22; valued at $459,000)	450,000	450,000
Federal Reserve Bank of New York, (0.05%, dated 10/30/15, due 11/2/15; proceeds $4,700,020; fully collateralized by various U.S. Government obligations, 1.00% - 5.25% due 11/30/18 - 11/15/28; valued at $4,700,020)	4,700,000	4,700,000
HSBC Securities USA, Inc., (0.06%, dated 10/30/15, due 11/2/15; proceeds $900,005; fully collateralized by various U.S. Government obligations, 0.00% due 11/15/15 - 5/15/41; valued at $918,002)	900,000	900,000
	Face Amount (000)	Value (000)
ING Financial Markets LLC, (0.06%, dated 10/30/15, due 11/2/15; proceeds $150,001; fully collateralized by a U.S. Government obligation, 2.00% due 5/31/21; valued at $153,002)	$150,000	$150,000
ING Financial Markets LLC, (0.09%, dated 10/28/15, due 12/17/15; proceeds $300,038; fully collateralized by various U.S. Government obligations, 1.50% - 2.88% due 10/31/19 - 8/15/45; valued at $306,002) (Demand 11/6/15)	300,000	300,000
ING Financial Markets LLC, (0.13%, dated 9/30/15, due 12/28/15; proceeds $150,048; fully collateralized by a U.S. Government obligation, 2.00% due 5/31/21; valued at $153,002)	150,000	150,000
JP Morgan Securities LLC, (0.07%, dated 10/30/15, due 11/2/15; proceeds $70,000; fully collateralized by a U.S. Government obligation, 0.50% due 3/31/17; valued at $71,404)	70,000	70,000
Natixis, (0.10%, dated 10/30/15, due 11/2/15; proceeds $850,007; fully collateralized by various U.S. Government obligations, 0.09% - 8.13% due 7/31/16 - 2/15/45; valued at $867,000)	850,000	850,000
Societe Generale, (0.08%, dated 10/5/15, due 11/6/15; proceeds $200,014; fully collateralized by various U.S. Government obligations, 0.13% - 8.75% due 4/15/18 - 2/15/39; valued at $204,000)	200,000	200,000
Societe Generale, (0.09%, dated 10/1/15, due 11/2/15; proceeds $250,020; fully collateralized by various U.S. Government obligations, 0.00% - 8.75% due 1/31/17 - 5/15/45; valued at $255,000)	250,000	250,000
Societe Generale, (0.09%, dated 10/30/15, due 11/2/15; proceeds $250,002; fully collateralized by various U.S. Government obligations, 0.00% - 7.13% due 4/21/16 - 5/15/44; valued at $255,000)	250,000	250,000
Societe Generale, (0.10%, dated 10/15/15, due 11/16/15; proceeds $160,014; fully collateralized by various U.S. Government obligations, 0.00% - 6.88% due 1/15/17 - 8/15/36; valued at $163,200) (Demand 11/6/15)	160,000	160,000
Societe Generale, (0.10%, dated 10/21/15, due 11/20/15; proceeds $500,042; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 5/26/16 - 8/15/45; valued at $510,000)	500,000	500,000
Societe Generale, (0.11%, dated 10/19/15, due 11/25/15; proceeds $500,057; fully collateralized by various U.S. Government obligations, 0.13% - 5.00% due 7/15/16 - 5/15/37; valued at $510,000) (Demand 11/6/15)	500,000	500,000

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Portfolio of Investments (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Societe Generale, (0.13%, dated 10/6/15, due 12/1/15; proceeds $450,091; fully collateralized by various U.S. Government obligations, 0.00% - 3.38% due 1/15/16 - 4/15/32; valued at $459,000) (Demand 11/6/15)	$450,000	$450,000
Societe Generale, (0.16%, dated 10/15/15, due 1/8/16; proceeds $80,030; fully collateralized by various U.S. Government obligations, 0.13% - 8.75% due 1/31/16 - 2/15/29; valued at $81,600) (Demand 11/6/15)	80,000	80,000
TD Securities USA LLC, (0.07%, dated 10/29/15, due 11/5/15; proceeds $300,004; fully collateralized by various U.S. Government obligations, 0.00% - 3.63% due 10/31/15 - 8/15/43; valued at $306,000)	300,000	300,000
Wells Fargo Securities LLC, (0.11%, dated 10/1/15, due 11/2/15; proceeds $200,020; fully collateralized by various U.S. Government obligations, 0.25% - 1.75% due 11/30/15 - 5/15/22; valued at $204,000)	200,000	200,000
Wells Fargo Securities LLC, (0.11%, dated 10/8/15, due 11/9/15; proceeds $20,002; fully collateralized by a U.S. Government obligation, 0.50% due 6/30/16; valued at $20,400)	20,000	20,000
Wells Fargo Securities LLC, (0.13%, dated 9/23/15, due 12/22/15; proceeds $140,046; fully collateralized by various U.S. Government obligations, 0.00% - 4.50% due 11/15/15 - 2/15/45; valued at $142,800)	140,000	140,000
Wells Fargo Securities LLC, (0.13%, dated 9/25/15, due 12/22/15; proceeds $65,021; fully collateralized by various U.S. Government obligations, 0.63% - 1.00% due 11/15/16 - 2/15/18; valued at $66,300)	65,000	65,000
Wells Fargo Securities LLC, (0.15%, dated 10/30/15, due 1/4/16; proceeds $315,087; fully collateralized by various U.S. Government obligations, 0.25% - 1.38% due 10/31/15 - 1/31/20; valued at $321,300)	315,000	315,000
Total Repurchase Agreements (Cost $13,725,000)		13,725,000
Other Repurchase Agreements (9.2%)
Interest in $1,850,000 joint repurchase agreement, 0.07% dated 10/30/15 under which Credit Agricole Corp, will repurchase the securities provided as collateral for $1,850,011 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 4/15/32 valued at $1,887,000.	1,100,000	1,100,000
	Face Amount (000)	Value (000)
Interest in $420,000 joint repurchase agreement, 0.07% dated 10/30/15 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $420,002 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/45 valued at $428,400.	$250,000	$250,000
Interest in $300,000 joint repurchase agreement, 0.08% dated 10/30/15 under which Wells Fargo Bank NA, will repurchase the securities provided as collateral for $300,002 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, was a U.S. Government obligation with a maturity date of 10/31/19 valued at $306,000.	150,000	150,000
Interest in $250,000 joint repurchase agreement, 0.08% dated 10/30/15 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $250,002 on 11/2/15. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/44 valued at $255,000.	150,000	150,000
Total Other Repurchase Agreements (Cost $1,650,000)		1,650,000
U.S. Treasury Securities (11.2%)
U.S. Treasury Notes,
0.07%, 1/31/16 - 10/31/16 (a)	500,500	500,415
0.09%, 4/30/16 - 4/30/17 (a)	235,000	235,005
0.10%, 1/31/17 - 7/31/17 (a)	1,056,000	1,055,518
0.19%, 10/31/17 (a)(b)	200,000	200,012
Total U.S. Treasury Securities (Cost $1,990,950)		1,990,950
Total Investments (97.3%) (Cost $17,365,950) (c)(d)		17,365,950
Other Assets in Excess of Liabilities (2.7%)		488,089
Net Assets (100.0%)		$17,854,039

(a)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2015.

(b)  Security is subject to delayed delivery.

(c)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(d)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	88.5%
U.S. Treasury Securities	11.5
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Investment Overview (unaudited)

Treasury Securities Portfolio

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government.

Performance

For the fiscal year ended October 31, 2015, the Portfolio's Institutional Share Class had a total return of 0.01%. For the seven-day period ended October 31, 2015, the Portfolio's Institutional Share Class provided an annualized current yield of 0.01% (subsidized) and -0.18% (non-subsidized), while its 30-day moving average annualized yield was 0.01% (subsidized) and -0.19% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•  The overall trend in U.S. economic data was positive over the reporting period. Gross domestic product (GDP) growth moderated to 2.1% in the fourth quarter of 2014, down from 4.3% in the third quarter.(1) As expected, GDP weakened in the first quarter 2015, slowing to a paltry 0.6% rate due to challenges with harsh winter weather and the strengthening U.S. dollar. Largely putting to rest fears that first quarter weakness would carry forward, growth in the second quarter of 2015 rebounded to a stronger-than-anticipated 3.9% growth rate, as transitory factors evident in the prior quarter abated. The economy expanded at a slower pace in the third quarter, at 1.5%, in line with market forecasts for 1.6%. Slower inventory growth subtracted from GDP as did lower exports due to the dollar's appreciation.

•  While economic growth continued to exhibit a choppy pattern, labor market conditions have improved markedly. Non-farm payrolls rose an average of 324,000 per month in the fourth quarter of 2014 and 195,000 in the first quarter of 2015, a somewhat subdued but still healthy pace in light of the temporary economic slowdown.(2) In the second quarter, payrolls gains accelerated to an average of 230,000, while the third quarter saw average increases of 171,000. For the month of October, non-farm payrolls surged to 271,000, a strong report. Healthy job creation and fairly static participation rates have allowed the unemployment rate to fall to 5.0 percent, at or near the Federal Reserve's (Fed) definition of full employment.

•  The actions of the Federal Open Market Committee (FOMC) continued to be a major focus in our markets. The Fed's asset purchase program concluded in October 2014 as expected, with the FOMC pledging to keep rates at current levels for a "considerable time," while subsequent decisions will be data dependent. At its December 2014 meeting, the FOMC changed its former pledge to keep rates on hold for a "considerable time," to new messaging that it will be "patient" in raising rates.

•  The Federal Reserve Bank of New York (FRBNY) also made slight adjustments to the overnight fixed-rate reverse repurchase agreement (RRP) facility, a tool created to help manage short-term interest rates. It experimented with using different rates, ranging from 0.03 percent to 0.10 percent, during November and December.(3) The FOMC added up to $300 billion in term repos that all matured on January 2, 2015. The combination of overnight and term repos added $600 billion in supply, aiding the collateral squeeze at year-end. Outstandings in the term and overnight RRP were $226 billion and $171.12 billion, respectively, at year-end 2014. Aggregating the overnight and term RRP over year-end (total $397 billion) underscores the severity of supply constraints in our markets at quarter-end periods.

•  Throughout 2015, much of the focus of the FOMC meetings was on the interest rate forward guidance. As expected, the January 2015 FOMC meeting provided no major policy changes, and the Committee continued to signal its intention to be "patient" in raising interest rates. The FOMC also extended the testing of the RRP operations by another year to January 29, 2016.

•  In March, however, the language was adjusted. The FOMC noted it would increase rates when it is "reasonably confident" that inflation is moving toward the 2% objective over the medium term. With this change, the Fed moved away from being time dependent and more toward being data

2015 Annual Report

October 31, 2015

Investment Overview (unaudited) (cont'd)

Treasury Securities Portfolio

dependent with a more explicit focus on inflation. The Fed's rate projections also suggested that officials expect rates to increase this year, but rise at a slower pace than previously communicated.

•  The FRBNY conducted four auctions in February and March with one-week terms to further test the RRP facility. Over the quarter ended March 31, 2015, the FOMC added $200 billion in term RRP, which matured just after March month-end. The term auction ended up with a total of $176.26 billion in outstandings and the overnight RRP was $202.235 billion on month-end for an aggregate total amount of $378.495 billion, slightly lower than year-end net totals.

•  Consistent with expectations, the April FOMC meeting provided no major policy changes. Additionally, due in part to the economic slowdown in the first quarter (which the Fed attributed to "transitory" factors) and tepid inflation, market expectations for a rate hike were pushed back, as the probability of an increase in rates at the June meeting had decreased.

•  At the June meeting, the FOMC delivered much-anticipated updated interest rate projections from FOMC members, which showed that the median forecast for the fed funds rate at the end of 2015 was unchanged from the March statement at 0.625 percent and that 15 of the 17 voting members believed that 2015 will be the appropriate time to increase interest rates off of the zero bound.(4) The Fed noted that the economy and labor market were improving but it needs to see more progress before raising rates. Chair Yellen reiterated that the forward path of rate hikes will be very gradual and that all policy decisions will be data dependent.

•  Over quarter-end, the FRBNY conducted term RRPs, in addition to the overnight RRP operation, which helped counterbalance some of the supply pullback in our markets. The FRBNY held two term auctions, with 7-day and 2-day maturity tenors, both for $100 billion each that matured over month-end. Both auctions were oversubscribed and each stopped at a 0.07% rate.

•  The July FOMC meeting went fairly as expected, with no changes to policy and an upgraded assessment of the labor market. There was no

FOMC meeting in August. However, China stole the spotlight globally as growth concerns sent the Shanghai Composite Index, a gauge of the Chinese stock market, sharply lower. The People's Bank of China has struggled to stem the market sell-off, despite using a wide array of unconventional policy tools. Although global growth concerns linger, U.S. economic data continued to remain solid.

•  All eyes were on the FOMC in September as markets around the world eagerly anticipated the interest rate decision and update on the economy. The September FOMC meeting was accompanied by the quarterly SEP and a press conference with Chair Yellen. In the meeting's most noteworthy decision, the benchmark fed funds rate was left unchanged, as the Fed refrained from hiking rates for the first time since 2006. In terms of a rate outlook going forward, projections from FOMC members showed that the median forecasts for the level of the fed funds rate over the next few years were revised downward slightly. Despite this, as of September, 13 of the 17 FOMC members still believed that 2015 is the appropriate time for the initial interest rate hike, which was down from 15 of 17 members in June. This messaging continued to suggest a likelihood of a rate hike before the end of 2015.

•  The Fed saw further improvement in the labor market but inflation continued to run below the longer-run objective. The Fed also noted that the "recent global economic and financial developments may restrain economic activity somewhat and are likely to put downward pressure on inflation in the near-term." Overall, in light of heightened uncertainties abroad and subdued inflation, the Fed believes it should wait for further economic data to justify a rate hike. Forward guidance on this topic remained unchanged as the FOMC needs to see further progress in the labor market and must be "reasonably confident" that inflation is moving toward the long-run target of 2% over the medium term before raising rates. Messaging from Chair Yellen reiterated that the forward path of rate hikes will be very gradual and that all policy decisions will be data dependent.

•  Similar to prior quarter-ends, the FRBNY conducted two term RRPs auctions, totaling $250 billion. Each matured over month-end, were

2015 Annual Report

October 31, 2015

Investment Overview (unaudited) (cont'd)

Treasury Securities Portfolio

oversubscribed and had a stop-out rate of 0.07 percent. Aggregating the overnight RRP, which totaled $199.614 billion, with the term auctions, total RRP outstandings over the third quarter was about $450 billion, a new high for the facility.

•  The October FOMC meeting offered the market an important update on the Fed's views on market conditions and the economy. The FOMC indicated that the economy continued to expand at a moderate pace and upgraded household spending and business fixed investment progress to "solid" from "moderate." The statement also noted that the pace of job gains has slowed but the unemployment rate remained steady. Concerns have dissipated about global developments restraining financial activity, as this wording was completely dropped from the October statement. A key addition to this statement was the explicit mentioning of the next meeting in the context of raising rates. Many believe that the FOMC continues to favor increasing rates off of the zero bound before the end of the year. Taking all of this into account, as of the close of the period, the market believes there is an increased chance of a rate hike in December.

Management Strategies

•  As of October 31, 2015, the Portfolio had net assets of approximately $16.2 billion. The Portfolio's WAM and WAL were 39 days and 100 days, respectively.

•  This Portfolio is invested 100% in U.S. Treasury obligations. Yields on short-term Treasuries remained very low, which resulted in limited yield opportunities. As a result, we continued to maintain a short maturity profile.

(1)  GDP data from the Bureau of Economic Analysis

(2)  Jobs and unemployment data from the Bureau of Labor Statistics

(3)  Reverse repurchase agreement data from the Federal Reserve Bank of New York

(4)  Fed funds rate projections from the Federal Open Market Committee

2015 Annual Report

October 31, 2015

Portfolio of Investments

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (94.6%)
U.S. Treasury Bills, 0.00%, 11/2/15 - 1/7/16 (a)	$765,000	$765,000
0.01%, 11/2/15 - 12/24/15 (a)	4,448,275	4,448,274
0.02%, 1/28/16 (a)	240,000	239,989
0.07%, 1/7/16 (a)	714,200	714,111
0.10%, 3/31/16 (a)	150,000	149,936
0.11%, 3/31/16 (a)	485,000	484,788
U.S. Treasury Bond 9.88%, 11/15/15	135,000	135,471
U.S. Treasury Notes, 0.07%, 1/31/16 - 10/31/16 (b)	1,384,648	1,384,678
0.09%, 4/30/16 - 4/30/17 (b)	705,000	704,981
0.10%, 1/31/17 - 7/31/17 (b)	837,000	836,488
0.19%, 10/31/17 (b)(c)	150,000	150,009
0.25%, 11/30/15 - 12/31/15	1,745,000	1,745,449
0.38%, 11/15/15 - 2/15/16	1,270,000	1,270,555
2.00%, 1/31/16	45,000	45,208
2.13%, 12/31/15 - 2/29/16	1,700,000	1,707,353
2.25%, 3/31/16	250,000	252,157
2.38%, 3/31/16	140,000	141,271
4.50%, 11/15/15 - 2/15/16	145,000	145,839
Total Investments (94.6%) (Cost $15,321,557) (d)(e)		15,321,557
Other Assets in Excess of Liabilities (5.4%)		871,152
Net Assets (100.0%)		$16,192,709

(a)  Rate shown is the yield to maturity at October 31, 2015.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2015.

(c)  Security is subject to delayed delivery.

(d)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(e)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Investment Overview (unaudited)

Tax-Exempt Portfolio

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax.

Performance

For the fiscal year ended October 31, 2015, the Portfolio's Institutional Share Class had a total return of 0.01%. For the seven-day period ended October 31, 2015, the Portfolio's Institutional Share Class provided an annualized current yield of 0.01% (subsidized) and -0.53% (non-subsidized), while its 30-day moving average annualized yield was 0.01% (subsidized) and -0.53% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•  The SIFMA Index, which measures yields for weekly Variable Rate Demand Obligations (VRDOs), tightened to a new all-time low of 0.01% in mid-October 2015, after settling at 0.02% for the previous 12 weeks.(i) The index average for year-to-date 2015 was 0.04%. At the long end of the money market maturity range, the Municipal Market Data (MMD) One-Year Note Index has edged higher over the past 12 months as market participants took on a more-cautious stance.

•  The VRDO market as of June 2015 stood at $180.6 billion, the lowest in over 13 years.(ii) Total outstanding VRDOs declined during the third quarter of 2015, continuing a trend in place for several years. In an environment of historically low interest rates, municipal issuers have moved to lock in long-term, fixed-rate financing. As a result, the market has witnessed an ongoing stream of variable-to-fixed rate conversions, and new VRDO issuance remains flat.

•  State tax collections in the U.S. climbed in the second quarter by the most in two years, driven in part by stock-market gains that lifted Americans' incomes, according to the Nelson A. Rockefeller Institute of Government. The revenue rose by 6.8% in April through June, the last quarter of the fiscal year for 46 states and the period when 2014 tax bills were due.(iii)

•  Overall municipal credit quality has continued to improve, and the credit outlooks for both the state and local government sectors have been deemed "stable" by the rating agencies. Low oil prices have led to increased consumer spending and — in turn — higher tax collections across the country. However, such low prices have hurt those cities and states with a high fiscal dependence on energy production.

•  While economic growth is expected to continue, growth rates will be slow and varied across regions of the country. In general, governments continue to exhibit greater fiscal conservatism. This has better positioned them for the next economic downturn, but infrastructure needs and mounting long-term liabilities such as pensions and health care benefits will continue to pressure state and local government finances.

Management Strategies

•  As of September 11, 2015, the Board of Trustees of the Portfolio has approved an amendment to the principal strategy stipulating that the Portfolio will invest all assets in high-quality, short-term securities that meet the definition of "weekly liquid assets" as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended. We believe this change will likely serve the Portfolio well given market expectations for higher short-term interest rates in the coming months. The shorter duration and higher liquidity can help insulate the Portfolio from declining market values in a rising rate environment. The Portfolio's WAM and WAL were both six days at period-end.

•  Municipal government finances have improved but obstacles remain, particularly in the areas of

2015 Annual Report

October 31, 2015

Investment Overview (unaudited) (cont'd)

Tax-Exempt Portfolio

deferred capital spending and unfunded liabilities for retiree benefits. Governmental liquidity is stronger as evidenced by reduced cash flow borrowing. The reduction in short-term financing volume coupled with rising demand from long-term investors seeking to bolster liquidity may serve to constrain variable rate yields in coming weeks.

•  We will adhere to a cautious approach in the period immediately ahead, staying alert to ongoing developments. We will likely continue to emphasize high levels of liquidity and short duration as we watch for the Fed's next move.

(i)  Source for SIFMA Index data: Bloomberg LP. SIFMA Index is issued weekly and is compiled from the weekly interest rate resets of tax-exempt variable rate issues included in a database maintained by Municipal Market Data which meet specific criteria established from time to time by The Securities Industry and Financial Markets Association.

(ii)  Source: The Bond Buyer

(iii)  Source: The Nelson A. Rockefeller Institute of Government and U.S. Census Bureau, November 2015

2015 Annual Report

October 31, 2015

Portfolio of Investments

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (84.3%)
Weekly Variable Rate Bonds (62.4%)
California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C
0.01%, 6/1/41	$5,600	$5,600
Charlotte, NC, Water & Sewer System Ser 2006 B
0.01%, 7/1/36	2,195	2,195
Colorado Springs, CO,
Utilities System Sub Lien Ser 2004 A
0.02%, 11/1/23	2,000	2,000
Utilities System Sub Lien Ser 2005 A
0.02%, 11/1/35	3,900	3,900
District of Columbia, The Pew Charitable Trusts Ser 2008 A
0.01%, 4/1/38	9,515	9,515
Houston, TX, Combined Utility System First Lien Ser 2004 B-6
0.01%, 5/15/34	2,100	2,100
JEA, FL, Water & Sewer System Subser 2008 A-2
0.01%, 10/1/42	3,600	3,600
Massachusetts Department of Transportation, Metropolitan Highway System Contract Assistance Ser 2010 A-7
0.01%, 1/1/29	3,700	3,700
Massachusetts School Building Authority, Senior Dedicated Sales Tax Ser 2013 A Eagle #20140003 Class A
0.02%, 5/15/38 (a)	4,125	4,125
Massachusetts Water Resources Authority,
Gen Ser 2008 A-1
0.01%, 8/1/37	200	200
Gen Ser 2008 A-2
0.01%, 8/1/37	735	735
Mobile Downtown Redevelopment Authority, AL,
Gulf Opportunity Zone Austal USA LLC Ser 2011 A
0.01%, 5/1/41	5,505	5,505
Gulf Opportunity Zone Austal USA LLC Ser 2011 B
0.01%, 5/1/41	6,650	6,650
New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2008 Subser B-1B
0.01%, 6/15/24	3,800	3,800
New York City Transitional Finance Authority, NY,
Future Tax Fiscal 2010 Ser F Subser F-5
0.01%, 2/1/35	2,900	2,900
Future Tax Fiscal 2013 Ser C-5
0.01%, 11/1/41	3,700	3,700
North Texas Tollway Authority, TX, Ser 2009 D
0.01%, 1/1/49	4,000	4,000
Orlando Utilities Commission, FL,
Utility System Ser 2008-2
0.01%, 10/1/33	1,300	1,300
	Face Amount (000)	Value (000)
Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2
0.01%, 11/1/38	$2,800	$2,800
Triborough Bridge & Tunnel Authority, NY, Ser 2002 F
0.02%, 11/1/32	1,295	1,295
University of Massachusetts Building Authority, Senior Ser 2011-1
0.02%, 11/1/34	1,860	1,860
University of Texas Regents,
Financing System Ser 2007 B
0.01%, 8/1/34	2,990	2,990
Financing System Ser 2008 B
0.01%, 8/1/32	2,000	2,000
Permanent University Fund Ser 2008 A
0.01%, 7/1/37	3,320	3,320
Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C
0.03%, 5/15/39 (a)3,200		3,200
		82,990
Daily Variable Rate Bonds (18.1%)
East Baton Rouge Parish, LA, Exxon Mobil Corporation Ser 2010 A
0.01%, 8/1/35	5,900	5,900
Mississippi Business Finance Corporation, Chevron USA Ser 2007 A
0.01%, 12/1/30	4,750	4,750
New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2008 Ser B-3
0.01%, 6/15/25	1,700	1,700
New York City Transitional Finance Authority, NY,
Future Tax Fiscal 2010 Ser G Subser G-5
0.01%, 5/1/34	1,400	1,400
Future Tax Fiscal 2014 Ser D Subser D-3
0.01%, 2/1/44	4,900	4,900
New York City, NY,
Fiscal 2008 Ser J Subser J-3
0.01%, 8/1/23	2,900	2,900
Fiscal 2013 Ser F Subser F-3
0.01%, 3/1/422,600		2,600
		24,150
Commercial Paper (3.8%)
Montgomery County, MD, 2010 Ser B BANs
0.01%, 11/5/15 (b)	5,000	5,000
Total Tax-Exempt Instruments (Cost $112,140)		112,140

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

Shares	Value (000)
Investment Company (15.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note H) (Cost $20,600)$20,600,000	$20,600
Total Investments (99.8%) (Cost $132,740) (c)	132,740
Other Assets in Excess of Liabilities (0.2%)	289
Net Assets (100.0%)	$133,029

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The rate shown is the effective yield at the date of purchase.

(c)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

BANs  Bond Anticipation Notes.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	62.5%
Daily Variable Rate Bonds	18.2
Investment Company	15.5
Other*	3.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
New York	$25,195	18.9%
Texas	14,410	10.8
Alabama	12,155	9.1
Massachusetts	10,620	8.0
District of Columbia	9,515	7.2
Florida	7,700	5.8
Colorado	5,900	4.4
Louisiana	5,900	4.4
California	5,600	4.2
Maryland	5,000	3.8
Mississippi	4,750	3.6
Utah	3,200	2.4
North Carolina	2,195	1.7
	$112,140	84.3%

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Statements of Assets and Liabilities

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)	Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$3,411,121		$18,569,656		$40,131,332	$20,005
Total Investments in Securities, at Value(1)	3,411,121		18,569,656		40,131,332	20,005
Cash	3,116		706,819		1,426,735	943
Receivable for Investment Sold	—		—		—	2,000
Interest Receivable	1,835		6,685		6,057	18
Receivable for Portfolio Shares Sold	—		—	@	—	—
Due from Adviser	—		—		—	26
Other Assets	183		677		677	48
Total Assets	3,416,255		19,283,837		41,564,801	23,040
Liabilities:
Payable for Investments Purchased	4,637		—		—	—
Dividends Declared	270		929		994	—	@
Payable for Administration Fees	155		813		1,840	—	@
Payable for Advisory Fees	148		1,979		1,235	—
Payable for Custodian Fees	40		138		275	2
Payable for Professional Fees	23		19		18	23
Payable for Transfer Agency Fees	10		19		17	3
Payable for Administration Plan Fees — Institutional Select Class	1		10		—	—
Payable for Administration Plan Fees — Investor Class	—	@	8		—	—
Payable for Administration Plan Fees — Administrative Class	—	@	—		—	—
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	—	@	11		—	—
Payable for Distribution Plan and Shareholder Service Plan Fees — Participant Class	—	@	—	@	—	—
Payable for Distribution Plan and Shareholder Service Plan Fees — Cash Management Class	3		1		—	—
Other Liabilities	109		565		451	22
Total Liabilities	5,396		4,492		4,830	50
Net Assets	$3,410,859		$19,279,345		$41,559,971	$22,990
Net Assets Consist of:
Paid-in-Capital	$3,410,900		$19,279,542		$41,560,027	$23,001
Accumulated Undistributed Net Investment Income (Loss)	28		(197)		(56)	(11)
Accumulated Net Realized Gain (Loss)	(69)		—		—	—
Net Assets	$3,410,859		$19,279,345		$41,559,971	$22,990
(1) Including: Repurchase Agreements, at Value	$1,206,125		$8,223,500		$26,669,500	$—

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Statements of Assets and Liabilities (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$3,383,757	$18,646,743	$38,645,857	$21,314
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,383,719,943	18,646,208,784	38,645,385,105	21,300,996
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INSTITUTIONAL SELECT CLASS:
Net Assets	$50	$237,736	$556,034	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,004	237,731,385	556,030,176	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$156	$138,679	$42,230	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	155,737	138,678,636	42,222,372	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$2,310	$70	$497	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,310,544	70,000	495,872	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$493	$229,592	$2,172,211	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	492,542	229,590,443	2,172,204,387	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$620	$3,150	$50	$50
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	619,935	3,150,213	50,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$23,473	$23,375	$143,092	$1,426
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	23,471,361	23,374,299	143,091,856	1,425,249
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Statements of Assets and Liabilities

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$17,365,950	$15,321,557	$112,140
Investments in Securities of Affiliated Issuers, at Cost	—	—	20,600
Total Investments in Securities, at Cost	17,365,950	15,321,557	132,740
Investments in Securities of Unaffiliated Issuers, at Value	17,365,950	15,321,557	112,140
Investments in Securities of Affiliated Issuers, at Value	—	—	20,600
Total Investments in Securities, at Value(1)	17,365,950	15,321,557	132,740
Cash	687,973	190,760	230
Interest Receivable	1,132	27,591	4
Receivable for Investments Sold	—	803,000	—
Receivable from Affiliate	—	—	—	@
Due from Adviser	— @	— @	34
Other Assets	374	189	112
Total Assets	18,055,429	16,343,097	133,120
Liabilities:
Payable for Investments Purchased	200,014	150,011	—
Dividends Declared	353	54	—	@
Payable for Administration Fees	637	136	—
Payable for Custodian Fees	119	72	3
Payable for Professional Fees	18	17	24
Payable for Transfer Agency Fees	12	13	5
Other Liabilities	237	85	59
Total Liabilities	201,390	150,388	91
Net Assets	$17,854,039	$16,192,709	$133,029
Net Assets Consist of:
Paid-in-Capital	$17,854,200	$16,192,777	$133,053
Accumulated Net Investment Loss	(108)	(12)	(2)
Accumulated Net Realized Gain (Loss)	(53)	(56)	(22)
Net Assets	$17,854,039	$16,192,709	$133,029
(1) Including: Repurchase Agreements, at Value	$15,375,000	$—	$—

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Statements of Assets and Liabilities (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$16,333,431	$14,113,772	$97,678
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	16,333,418,742	14,113,810,005	97,571,914
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INSTITUTIONAL SELECT CLASS:
Net Assets	$439,605	$1,989,121	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	439,608,183	1,989,123,305	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$29,347	$50	$54
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	29,346,707	50,000	54,380
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$50	$50	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,000	50,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$996,049	$11,150	$6,657
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	996,047,309	11,150,044	6,656,421
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$180	$50	$2,613
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	180,024	50,000	2,611,345
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$55,377	$78,516	$25,927
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	55,373,805	78,518,580	25,854,302
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Statements of Operations

	Money Market Portfolio (000)		Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
Investment Income:
Interest	$8,220		$48,729	$42,473	$23
Expenses:
Advisory Fees (Note B)	4,591		29,242	54,419	57
Administration Fees (Note C)	1,530		9,747	18,140	19
Custodian Fees (Note F)	148		562	1,047	9
Registration and Filing Fees	87		124	943	74
Professional Fees	81		80	79	83
Trustees' Fees and Expenses	64		467	825	2
Transfer Agency Fees (Note E)	41		73	71	14
Pricing Fees	34		36	35	24
Shareholder Reporting Fees	12		43	67	2
Administration Plan Fees — Institutional Select Class (Note D)	27		207	356	—	@
Administration Plan Fees — Investor Class (Note D)	—	@	107	38	—	@
Administration Plan Fees — Administrative Class (Note D)	2		4	16	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	1		775	4,022	—	@
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	9		24	— @	—	@
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	40		22	171	5
Other Expenses	73		396	554	43
Total Expenses	6,740		41,909	80,783	332
Waiver of Advisory Fees (Note B)	(2,883)		(5,736)	(48,114)	(57)
Expenses Reimbursed by Adviser (Note B)	—		—	—	(231)
Waiver of Administration Fees (Note C)	—		—	(105)	(19)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	(—	@)	(106)	(356)	(—	@)
Waiver of Administration Plan Fees — Investor Class (Note D)	(—	@)	(65)	(38)	(—	@)
Waiver of Administration Plan Fees — Administrative Class (Note D)	(—	@)	(4)	(16)	(—	@)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(1)		(664)	(4,022)	(—	@)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(7)		(23)	(— @)	(—	@)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	(6)		(17)	(171)	(5)
Net Expenses	3,843		35,294	27,961	20
Net Investment Income	4,377		13,435	14,512	3
Realized Gain:
Investments Sold	21		84	82	—	@
Net Increase in Net Assets Resulting from Operations	$4,398		$13,519	$14,594	$3

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Statements of Operations

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
Investment Income:
Interest	$13,280	$3,448	$81
Dividends from Securities of Affiliated Issuers (Note H)	—	—	2
Total Investment Income	13,280	3,448	83
Expenses:
Advisory Fees (Note B)	24,969	15,159	234
Administration Fees (Note C)	8,323	5,053	78
Custodian Fees (Note F)	480	254	11
Registration and Filing Fees	975	300	86
Professional Fees	78	77	85
Trustees' Fees and Expenses	383	195	5
Transfer Agency Fees (Note E)	53	50	21
Pricing Fees	27	25	24
Shareholder Reporting Fees	30	18	3
Administration Plan Fees — Institutional Select Class (Note D)	197	256	—	@
Administration Plan Fees — Investor Class (Note D)	48	— @	—	@
Administration Plan Fees — Administrative Class (Note D)	— @	— @	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	2,325	32	18
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	1	— @	23
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	100	149	36
Other Expenses	277	174	50
Total Expenses	38,266	21,742	674
Waiver of Advisory Fees (Note B)	(24,882)	(15,159)	(234)
Rebate from Morgan Stanley Affiliate (Note H)	—	—	(6)
Expenses Reimbursed by Adviser (Note B)	—	(5)	(212)
Waiver of Administration Fees (Note C)	(2,428)	(3,703)	(78)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	(197)	(256)	(—	@)
Waiver of Administration Plan Fees — Investor Class (Note D)	(48)	(— @)	(—	@)
Waiver of Administration Plan Fees — Administrative Class (Note D)	(— @)	(— @)	(—	@)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(2,325)	(32)	(18)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(1)	(— @)	(23)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	(100)	(149)	(36)
Net Expenses	8,285	2,438	67
Net Investment Income	4,995	1,010	16
Realized Gain (Loss):
Investments Sold	21	(14)	(—	@)
Net Increase in Net Assets Resulting from Operations	$5,016	$996	$16

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Year Ended October 31, 2015 (000)	Year Ended October 31, 2014 (000)	Year Ended October 31, 2015 (000)	Year Ended October 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,377	$1,381	$13,435	$10,972
Net Realized Gain	21	1	84	155
Net Increase in Net Assets Resulting from Operations	4,398	1,382	13,519	11,127
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(4,319)	(1,377)	(13,090)	(10,895)
Institutional Select Class:
Net Investment Income	(55)	(— @)	(169)	(57)
Investor Class:
Net Investment Income	(— @)	(— @)	(43)	(— @)
Administrative Class:
Net Investment Income	(— @)	(— @)	(1)	(1)
Advisory Class:
Net Investment Income	(— @)	(1)	(124)	(16)
Participant Class:
Net Investment Income	(— @)	(— @)	(2)	(1)
Cash Management Class:
Net Investment Income	(3)	(3)	(6)	(2)
Total Distributions	(4,377)	(1,381)	(13,435)	(10,972)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	20,677,405	24,323,298	338,002,286	352,322,750
Distributions Reinvested	2,523	933	5,534	5,384
Redeemed	(19,511,828)	(24,595,932)	(339,475,908)	(357,389,934)
Institutional Select Class:
Subscribed	1,074,540	2,250	862,495	1,132,746
Distributions Reinvested	39	— @	96	24
Redeemed	(1,074,579)	(2,300)	(1,329,775)	(653,350)
Investor Class:
Subscribed	1,852	4,303	148,876	1
Distributions Reinvested	— @	— @	42	— @
Redeemed	(2,110)	(5,764)	(10,849)	—
Administrative Class:
Subscribed	2,261	—	141,336	19,939
Distributions Reinvested	— @	—	1	1
Redeemed	—	(50)	(147,267)	(21,761)
Advisory Class:
Subscribed	3,081	12,489	2,302,928	896,023
Distributions Reinvested	— @	— @	46	8
Redeemed	(3,025)	(14,304)	(2,224,330)	(777,875)
Participant Class:
Subscribed	9,589	11,678	1,847	6,907
Distributions Reinvested	—	—	2	1
Redeemed	(10,950)	(14,252)	(6,114)	(5,811)
Cash Management Class:
Subscribed	3,598	7,943	39,511	30,084
Distributions Reinvested	3	3	6	2
Redeemed	(8,704)	(9,221)	(24,430)	(23,628)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,163,695	(278,926)	(1,713,667)	(4,458,489)
Total Increase (Decrease) in Net Assets	1,163,716	(278,925)	(1,713,583)	(4,458,334)
Net Assets:
Beginning of Period	2,247,143	2,526,068	20,992,928	25,451,262
End of Period	$3,410,859	$2,247,143	$19,279,345	$20,992,928
Accumulated Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$28	$39	$(197)	$(281)

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Statements of Changes in Net Assets (cont'd)

	Money Market Portfolio		Prime Portfolio
	Year Ended October 31, 2015 (000)	Year Ended October 31, 2014 (000)	Year Ended October 31, 2015 (000)	Year Ended October 31, 2014 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	20,677,405	24,323,298	338,002,286	352,322,750
Shares Issued on Distributions Reinvested	2,523	933	5,534	5,384
Shares Redeemed	(19,511,828)	(24,595,932)	(339,475,908)	(357,389,934)
Net Increase (Decrease) in Institutional Class Shares Outstanding	1,168,100	(271,701)	(1,468,088)	(5,061,800)
Institutional Select Class:
Shares Subscribed	1,074,540	2,250	862,495	1,132,746
Shares Issued on Distributions Reinvested	39	— @@	96	24
Shares Redeemed	(1,074,579)	(2,300)	(1,329,775)	(653,350)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	—	(50)	(467,184)	479,420
Investor Class:
Shares Subscribed	1,852	4,303	148,876	1
Shares Issued on Distributions Reinvested	—	— @@	42	— @@
Shares Redeemed	(2,110)	(5,764)	(10,849)	—
Net Increase (Decrease) in Investor Class Shares Outstanding	(258)	(1,461)	138,069	1
Administrative Class:
Shares Subscribed	2,261	—	141,336	19,939
Shares Issued on Distributions Reinvested	— @@	—	1	1
Shares Redeemed	—	(50)	(147,267)	(21,761)
Net Increase (Decrease) in Administrative Class Shares Outstanding	2,261	(50)	(5,930)	(1,821)
Advisory Class:
Shares Subscribed	3,081	12,489	2,302,928	896,023
Shares Issued on Distributions Reinvested	— @@	— @@	46	8
Shares Redeemed	(3,025)	(14,304)	(2,224,330)	(777,875)
Net Increase (Decrease) in Advisory Class Shares Outstanding	56	(1,815)	78,644	118,156
Participant Class:
Shares Subscribed	9,589	11,678	1,847	6,907
Shares Issued on Distributions Reinvested	—	—	2	1
Shares Redeemed	(10,950)	(14,252)	(6,114)	(5,811)
Net Increase (Decrease) in Participant Class Shares Outstanding	(1,361)	(2,574)	(4,265)	1,097
Cash Management Class:
Shares Subscribed	3,598	7,943	39,511	30,084
Shares Issued on Distributions Reinvested	3	3	6	2
Shares Redeemed	(8,704)	(9,221)	(24,430)	(23,628)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(5,103)	(1,275)	15,087	6,458

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Year Ended October 31, 2015 (000)	Year Ended October 31, 2014 (000)	Year Ended October 31, 2015 (000)		Year Ended October 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$14,512	$10,758	$3		$6
Net Realized Gain	82	55	—	@	1
Net Increase in Net Assets Resulting from Operations	14,594	10,813	3		7
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(13,518)	(10,345)	(3)		(5)
Institutional Select Class:
Net Investment Income	(285)	(189)	(—	@)	(— @)
Investor Class:
Net Investment Income	(15)	(34)	(—	@)	(— @)
Administrative Class:
Net Investment Income	(4)	(7)	(—	@)	(— @)
Advisory Class:
Net Investment Income	(644)	(142)	(—	@)	(— @)
Participant Class:
Net Investment Income	(— @)	(— @)	(—	@)	(— @)
Cash Management Class:
Net Investment Income	(46)	(41)	(—	@)	(1)
Total Distributions	(14,512)	(10,758)	(3)		(6)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	493,953,546	245,330,304	8,376		27,949
Distributions Reinvested	4,468	4,016	3		5
Redeemed	(484,504,150)	(237,834,904)	(32,552)		(47,155)
Institutional Select Class:
Subscribed	3,465,891	5,207,520	—		—
Distributions Reinvested	137	111	—		—
Redeemed	(3,654,940)	(4,733,205)	—		(50)
Investor Class:
Subscribed	211,409	453,873	—		—
Distributions Reinvested	15	33	—		—
Redeemed	(234,836)	(438,842)	—		(50)
Administrative Class:
Subscribed	—	632	—		—
Distributions Reinvested	4	7	—		—
Redeemed	(16,758)	(686)	—		(50)
Advisory Class:
Subscribed	3,926,452	1,169,305	—		—
Distributions Reinvested	62	81	—		—
Redeemed	(2,786,835)	(442,829)	—		(50)
Participant Class:
Redeemed	—	(50)	—		(50)
Cash Management Class:
Subscribed	320,296	269,540	—		5,000
Distributions Reinvested	44	40	—	@	1
Redeemed	(338,169)	(161,608)	(7,751)		(1,735)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	10,346,636	8,823,338	(31,924)		(16,185)
Total Increase (Decrease) in Net Assets	10,346,718	8,823,393	(31,924)		(16,184)
Net Assets:
Beginning of Period	31,213,253	22,389,860	54,914		71,098
End of Period	$41,559,971	$31,213,253	$22,990		$54,914
Accumulated Net Investment Loss in End of Period Net Assets	$(56)	$(138)	$(11)		$(9)

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Year Ended October 31, 2015 (000)	Year Ended October 31, 2014 (000)	Year Ended October 31, 2015 (000)	Year Ended October 31, 2014 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	493,953,546	245,330,304	8,376	27,949
Shares Issued on Distributions Reinvested	4,468	4,016	3	5
Shares Redeemed	(484,504,150)	(237,834,904)	(32,552)	(47,155)
Net Increase (Decrease) in Institutional Class Shares Outstanding	9,453,864	7,499,416	(24,173)	(19,201)
Institutional Select Class:
Shares Subscribed	3,465,891	5,207,520	—	—
Shares Issued on Distributions Reinvested	137	111	—	—
Shares Redeemed	(3,654,940)	(4,733,205)	—	(50)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	(188,912)	474,426	—	(50)
Investor Class:
Shares Subscribed	211,409	453,873	—	—
Shares Issued on Distributions Reinvested	15	33	—	—
Shares Redeemed	(234,836)	(438,842)	—	(50)
Net Increase (Decrease) in Investor Class Shares Outstanding	(23,412)	15,064	—	(50)
Administrative Class:
Shares Subscribed	—	632	—	—
Shares Issued on Distributions Reinvested	4	7	—	—
Shares Redeemed	(16,758)	(686)	—	(50)
Net Decrease in Administrative Class Shares Outstanding	(16,754)	(47)	—	(50)
Advisory Class:
Shares Subscribed	3,926,452	1,169,305	—	—
Shares Issued on Distributions Reinvested	62	81	—	—
Shares Redeemed	(2,786,835)	(442,829)	—	(50)
Net Increase (Decrease) in Advisory Class Shares Outstanding	1,139,679	726,557	—	(50)
Participant Class:
Shares Redeemed	—	(50)	—	(50)
Net Decrease in Participant Class Shares Outstanding	—	(50)	—	(50)
Cash Management Class:
Shares Subscribed	320,296	269,540	—	5,000
Shares Issued on Distributions Reinvested	44	40	— @@	1
Shares Redeemed	(338,169)	(161,608)	(7,751)	(1,735)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(17,829)	107,972	(7,751)	3,266

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Year Ended October 31, 2015 (000)	Year Ended October 31, 2014 (000)	Year Ended October 31, 2015 (000)	Year Ended October 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,995	$3,465	$1,010	$463
Net Realized Gain (Loss)	21	8	(14)	(16)
Net Increase in Net Assets Resulting from Operations	5,016	3,473	996	447
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(4,562)	(3,182)	(948)	(443)
Institutional Select Class:
Net Investment Income	(118)	(132)	(51)	(7)
Investor Class:
Net Investment Income	(15)	(21)	(— @)	(— @)
Administrative Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Advisory Class:
Net Investment Income	(279)	(100)	(1)	(— @)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Cash Management Class:
Net Investment Income	(20)	(30)	(10)	(13)
Total Distributions	(4,994)	(3,465)	(1,010)	(463)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	118,822,010	98,117,112	51,919,281	20,893,296
Distributions Reinvested	1,200	957	542	269
Redeemed	(119,370,589)	(89,217,278)	(43,158,376)	(18,912,918)
Institutional Select Class:
Subscribed	889,158	1,082,242	2,005,002	149,225
Distributions Reinvested	46	49	49	7
Redeemed	(884,164)	(971,281)	(159,874)	(6,458)
Investor Class:
Subscribed	60,451	189,315	—	—
Distributions Reinvested	15	21	—	—
Redeemed	(83,485)	(137,071)	—	(50)
Administrative Class:
Redeemed	(— @)	—	—	(50)
Advisory Class:
Subscribed	4,797,579	2,322,010	69,123	6,480
Distributions Reinvested	4	2	— @	1
Redeemed	(4,563,612)	(1,847,629)	(63,252)	(1,302)
Participant Class:
Subscribed	301	381	—	38,428
Distributions Reinvested	— @	— @	—	— @
Redeemed	(210)	(397)	—	(38,478)
Cash Management Class:
Subscribed	25,544	64,602	106,273	132,118
Distributions Reinvested	20	29	10	13
Redeemed	(59,683)	(79,300)	(124,475)	(185,313)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(365,415)	9,523,764	10,594,303	2,075,268
Total Increase (Decrease) in Net Assets	(365,393)	9,523,772	10,594,289	2,075,252
Net Assets:
Beginning of Period	18,219,432	8,695,660	5,598,420	3,523,168
End of Period	$17,854,039	$18,219,432	$16,192,709	$5,598,420
Accumulated Net Investment Loss Included in End of Period Net Assets	$(108)	$(104)	$(12)	$(11)
The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Year Ended October 31, 2015 (000)	Year Ended October 31, 2014 (000)	Year Ended October 31, 2015 (000)	Year Ended October 31, 2014 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	118,822,010	98,117,112	51,919,281	20,893,296
Shares Issued on Distributions Reinvested	1,200	957	542	269
Shares Redeemed	(119,370,589)	(89,217,278)	(43,158,376)	(18,912,918)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(547,379)	8,900,791	8,761,447	1,980,647
Institutional Select Class:
Shares Subscribed	889,158	1,082,242	2,005,002	149,225
Shares Issued on Distributions Reinvested	46	49	49	7
Shares Redeemed	(884,164)	(971,281)	(159,874)	(6,458)
Net Increase in Institutional Select Class Shares Outstanding	5,040	111,010	1,845,177	142,774
Investor Class:
Shares Subscribed	60,451	189,315	—	—
Shares Issued on Distributions Reinvested	15	21	—	—
Shares Redeemed	(83,485)	(137,071)	—	(50)
Net Increase (Decrease) in Investor Class Shares Outstanding	(23,019)	52,265	—	(50)
Administrative Class:
Shares Redeemed	(— @@)	—	—	(50)
Net Decrease in Administrative Class Shares Outstanding	(— @@)	—	—	(50)
Advisory Class:
Shares Subscribed	4,797,579	2,322,010	69,123	6,480
Shares Issued on Distributions Reinvested	4	2	— @@	1
Shares Redeemed	(4,563,612)	(1,847,629)	(63,252)	(1,302)
Net Increase in Advisory Class Shares Outstanding	233,971	474,383	5,871	5,179
Participant Class:
Shares Subscribed	301	381	—	38,428
Shares Issued on Distributions Reinvested	— @@	— @@	—	— @@
Shares Redeemed	(210)	(397)	—	(38,478)
Net Increase (Decrease) in Participant Class Shares Outstanding	91	(16)	—	(50)
Cash Management Class:
Shares Subscribed	25,544	64,602	106,273	132,118
Shares Issued on Distributions Reinvested	20	29	10	13
Shares Redeemed	(59,683)	(79,300)	(124,475)	(185,313)
Net Decrease in Cash Management Class Shares Outstanding	(34,119)	(14,669)	(18,192)	(53,182)

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Year Ended October 31, 2015 (000)	Year Ended October 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$16	$19
Net Realized Gain (Loss)	(— @)	3
Net Increase in Net Assets Resulting from Operations	16	22
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(13)	(14)
Institutional Select Class:
Net Investment Income	(— @)	(— @)
Investor Class:
Net Investment Income	(— @)	(— @)
Administrative Class:
Net Investment Income	(— @)	(— @)
Advisory Class:
Net Investment Income	(1)	(1)
Participant Class:
Net Investment Income	(— @)	(1)
Cash Management Class:
Net Investment Income	(2)	(3)
Total Distributions	(16)	(19)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	448,285	379,631
Distributions Reinvested	9	11
Redeemed	(461,017)	(428,245)
Institutional Select Class:
Redeemed	—	(50)
Investor Class:
Redeemed	—	(50)
Administrative Class:
Redeemed	—	(50)
Advisory Class:
Subscribed	1,919	2,417
Distributions Reinvested	1	1
Redeemed	(2,388)	(2,889)
Participant Class:
Subscribed	2,200	2,066
Distributions Reinvested	— @	1
Redeemed	(10,686)	(4,160)
Cash Management Class:
Subscribed	7,900	26,532
Distributions Reinvested	2	3
Redeemed	(20,079)	(21,136)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(33,854)	(45,918)
Total Decrease in Net Assets	(33,854)	(45,915)
Net Assets:
Beginning of Period	166,883	212,798
End of Period	$133,029	$166,883
Accumulated Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$(2)	$— @

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Statements of Changes in Net Assets (cont'd)

	Tax-Exempt Portfolio
	Year Ended October 31, 2015 (000)	Year Ended October 31, 2014 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	448,285	379,631
Shares Issued on Distributions Reinvested	9	11
Shares Redeemed	(461,017)	(428,245)
Net Decrease in Institutional Class Shares Outstanding	(12,723)	(48,603)
Institutional Select Class:
Shares Redeemed	—	(50)
Net Decrease in Institutional Select Class Shares Outstanding	—	(50)
Investor Class:
Shares Redeemed	—	(50)
Net Decrease in Investor Class Shares Outstanding	—	(50)
Administrative Class:
Shares Redeemed	—	(50)
Net Decrease in Administrative Class Shares Outstanding	—	(50)
Advisory Class:
Shares Subscribed	1,919	2,417
Shares Issued on Distributions Reinvested	1	1
Shares Redeemed	(2,388)	(2,889)
Net Decrease in Advisory Class Shares Outstanding	(468)	(471)
Participant Class:
Shares Subscribed	2,200	2,066
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(10,686)	(4,160)
Net Decrease in Participant Class Shares Outstanding	(8,486)	(2,093)
Cash Management Class:
Shares Subscribed	7,900	26,532
Shares Issued on Distributions Reinvested	2	3
Shares Redeemed	(20,079)	(21,136)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(12,177)	5,399

@    Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

(This Page has been left blank intentionally.)

2015 Annual Report

October 31, 2015

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income		Net Asset Value, End of Period	Total Return
Money Market Portfolio:
Institutional Class
Year Ended 10/31/15	$1.000	$0.001	††	$(0.002)		$(0.001)		$1.000	0.14%
Year Ended 10/31/14	1.000	0.001	††	0.000	^	(0.001)		1.000	0.06%
Year Ended 10/31/13	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.10%
Year Ended 10/31/12	1.000	0.002	††	(0.000	)^	(0.002)		1.000	0.17%
Year Ended 10/31/11	1.000	0.002	††	(0.000	)^	(0.002)		1.000	0.15%
Institutional Select Class
Year Ended 10/31/15	$1.000	$0.001	††	$(0.002)		$(0.001)		$1.000	0.09%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.05%
Year Ended 10/31/12	1.000	0.001	††	0.000	^	(0.001)		1.000	0.12%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.10%
Investor Class
Year Ended 10/31/15	$1.000	$0.001	††	$(0.002)		$(0.001)		$1.000	0.05%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.07%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.06%
Administrative Class
Year Ended 10/31/15	$1.000	$0.000	††	$0.000	^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Advisory Class
Year Ended 10/31/15	$1.000	$0.000	††	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Participant Class
Year Ended 10/31/15	$1.000	$0.000	††	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.01%
Cash Management Class
Year Ended 10/31/15	$1.000	$0.000	††	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Institutional Class
Year Ended 10/31/15	$3,383,757	0.13%		0.22%	0.14%	0.05%
Year Ended 10/31/14	2,215,637	0.17%		0.22%	0.06%	0.01%
Year Ended 10/31/13	2,487,337	0.16%		0.22%	0.11%	0.05%
Year Ended 10/31/12	3,265,136	0.16%		0.22%	0.17%	0.11%
Year Ended 10/31/11	2,262,272	0.16%		0.22%	0.15%	0.09%
Institutional Select Class
Year Ended 10/31/15	$50	0.18	%†	0.27%	0.09%	0.00%§
Year Ended 10/31/14	50	0.21	%†	0.27%	0.02%	(0.04)%
Year Ended 10/31/13	100	0.21%		0.27%	0.06%	0.00%§
Year Ended 10/31/12	25,102	0.21%		0.27%	0.12%	0.06%
Year Ended 10/31/11	100	0.21%		0.27%	0.10%	0.04%
Investor Class
Year Ended 10/31/15	$156	0.22	%†	0.32%	0.05%	(0.05)%
Year Ended 10/31/14	413	0.21	%†	0.32%	0.02%	(0.09)%
Year Ended 10/31/13	1,874	0.25%		0.32%	0.02%	(0.05)%
Year Ended 10/31/12	1,292	0.26%		0.32%	0.07%	0.01%
Year Ended 10/31/11	14,496	0.25	%†	0.32%	0.06%	(0.01)%
Administrative Class
Year Ended 10/31/15	$2,310	0.27	%†	0.37%	0.00%§	(0.10)%
Year Ended 10/31/14	50	0.22	%†	0.37%	0.01%	(0.14)%
Year Ended 10/31/13	100	0.25	%†	0.37%	0.02%	(0.10)%
Year Ended 10/31/12	100	0.30	%†	0.37%	0.03%	(0.04)%
Year Ended 10/31/11	100	0.28	%†	0.37%	0.03%	(0.06)%
Advisory Class
Year Ended 10/31/15	$493	0.26	%†	0.47%	0.01%	(0.20)%
Year Ended 10/31/14	437	0.22	%†	0.47%	0.01%	(0.24)%
Year Ended 10/31/13	2,252	0.25	%†	0.47%	0.02%	(0.20)%
Year Ended 10/31/12	391	0.31	%†	0.47%	0.02%	(0.14)%
Year Ended 10/31/11	289	0.29	%†	0.47%	0.02%	(0.16)%
Participant Class
Year Ended 10/31/15	$620	0.26	%†	0.72%	0.01%	(0.45)%
Year Ended 10/31/14	1,981	0.22	%†	0.72%	0.01%	(0.49)%
Year Ended 10/31/13	4,555	0.24	%†	0.72%	0.03%	(0.45)%
Year Ended 10/31/12	581	0.32	%†	0.72%	0.01%	(0.39)%
Year Ended 10/31/11	2,065	0.33	%†	0.72%	(0.02)%	(0.41)%
Cash Management Class
Year Ended 10/31/15	$23,473	0.26	%†	0.37%	0.01%	(0.10)%
Year Ended 10/31/14	28,575	0.22	%†	0.37%	0.01%	(0.14)%
Year Ended 10/31/13	29,850	0.27	%†	0.37%	0.00%§	(0.10)%
Year Ended 10/31/12	79,398	0.30	%†	0.37%	0.03%	(0.04)%
Year Ended 10/31/11	78,453	0.28	%†	0.37%	0.03%	(0.06)%

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income		Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Year Ended 10/31/15	$1.000	$0.001	††	$0.000	^	$(0.001)		$1.000	0.07%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.05%
Year Ended 10/31/13	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.09%
Year Ended 10/31/12	1.000	0.002	††	(0.000	)^	(0.002)		1.000	0.16%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.12%
Institutional Select Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.11%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.08%
Investor Class
Year Ended 10/31/15	$1.000	$0.000	††	$0.000	^	$(0.000	)^	$1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/12	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.06%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Administrative Class
Year Ended 10/31/15	$1.000	$0.001	††^	$(0.000	)^	$(0.000	)^	$1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Advisory Class
Year Ended 10/31/15	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Participant Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Cash Management Class
Year Ended 10/31/15	$1.000	$0.000	††	$0.000	^	$(0.000	)^	$1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Year Ended 10/31/15	$18,646,743	0.18%		0.21%	0.07%	0.04%
Year Ended 10/31/14	20,114,751	0.17%		0.21%	0.04%	0.00%§
Year Ended 10/31/13	25,176,395	0.16%		0.21%	0.09%	0.04%
Year Ended 10/31/12	20,442,537	0.16%		0.21%	0.16%	0.11%
Year Ended 10/31/11	11,960,009	0.16%		0.21%	0.13%	0.08%
Institutional Select Class
Year Ended 10/31/15	$237,736	0.20	%†	0.26%	0.05%	(0.01)%
Year Ended 10/31/14	704,917	0.18	%†	0.26%	0.03%	(0.05)%
Year Ended 10/31/13	225,497	0.21%		0.26%	0.04%	(0.01)%
Year Ended 10/31/12	501,620	0.21%		0.26%	0.11%	0.06%
Year Ended 10/31/11	197,179	0.21%		0.26%	0.08%	0.03%
Investor Class
Year Ended 10/31/15	$138,679	0.22	%†	0.31%	0.03%	(0.06)%
Year Ended 10/31/14	609	0.20	%†	0.31%	0.01%	(0.10)%
Year Ended 10/31/13	610	0.24	%†	0.31%	0.01%	(0.06)%
Year Ended 10/31/12	609	0.26%		0.31%	0.06%	0.01%
Year Ended 10/31/11	3,193	0.25	%†	0.31%	0.04%	(0.02)%
Administrative Class
Year Ended 10/31/15	$70	0.20	%†	0.36%	0.05%	(0.11)%
Year Ended 10/31/14	6,000	0.20	%†	0.36%	0.01%	(0.15)%
Year Ended 10/31/13	7,820	0.21	%†	0.36%	0.04%	(0.11)%
Year Ended 10/31/12	70	0.30	%†	0.36%	0.02%	(0.04)%
Year Ended 10/31/11	100	0.27	%†	0.36%	0.02%	(0.07)%
Advisory Class
Year Ended 10/31/15	$229,592	0.22	%†	0.46%	0.03%	(0.21)%
Year Ended 10/31/14	150,947	0.19	%†	0.46%	0.02%	(0.25)%
Year Ended 10/31/13	32,791	0.22	%†	0.46%	0.03%	(0.21)%
Year Ended 10/31/12	11,215	0.30	%†	0.46%	0.02%	(0.14)%
Year Ended 10/31/11	25,293	0.28	%†	0.46%	0.01%	(0.17)%
Participant Class
Year Ended 10/31/15	$3,150	0.21	%†	0.71%	0.04%	(0.46)%
Year Ended 10/31/14	7,416	0.19	%†	0.71%	0.02%	(0.50)%
Year Ended 10/31/13	6,319	0.23	%†	0.71%	0.02%	(0.46)%
Year Ended 10/31/12	1,769	0.30	%†	0.71%	0.02%	(0.39)%
Year Ended 10/31/11	5,391	0.27	%†	0.71%	0.02%	(0.42)%
Cash Management Class
Year Ended 10/31/15	$23,375	0.22	%†	0.36%	0.03%	(0.11)%
Year Ended 10/31/14	8,288	0.20	%†	0.36%	0.01%	(0.15)%
Year Ended 10/31/13	1,830	0.24	%†	0.36%	0.01%	(0.11)%
Year Ended 10/31/12	1,493	0.29	%†	0.36%	0.03%	(0.04)%
Year Ended 10/31/11	388	0.26	%†	0.36%	0.03%	(0.07)%

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income		Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Institutional Select Class
Year Ended 10/31/15	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Investor Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.01%
Administrative Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Advisory Class
Year Ended 10/31/15	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Participant Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	(0.000	)††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Cash Management Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.04%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.04%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.05%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.04%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Year Ended 10/31/15	$38,645,857	0.08%		0.21%	0.04%	(0.09)%
Year Ended 10/31/14	29,191,916	0.04%		0.21%	0.04%	(0.13)%
Year Ended 10/31/13	21,692,448	0.08%		0.21%	0.04%	(0.09)%
Year Ended 10/31/12	12,574,861	0.12%		0.21%	0.05%	(0.04)%
Year Ended 10/31/11	5,781,753	0.14%		0.22%	0.03%	(0.05)%
Institutional Select Class
Year Ended 10/31/15	$556,034	0.08	%†	0.26%	0.04%	(0.14)%
Year Ended 10/31/14	744,944	0.04	%†	0.26%	0.04%	(0.18)%
Year Ended 10/31/13	270,517	0.08	%†	0.26%	0.04%	(0.14)%
Year Ended 10/31/12	172,582	0.12	%†	0.26%	0.05%	(0.09)%
Year Ended 10/31/11	10,100	0.15	%†	0.27%	0.02%	(0.10)%
Investor Class
Year Ended 10/31/15	$42,230	0.08	%†	0.31%	0.04%	(0.19)%
Year Ended 10/31/14	65,642	0.04	%†	0.31%	0.04%	(0.23)%
Year Ended 10/31/13	50,578	0.08	%†	0.31%	0.04%	(0.19)%
Year Ended 10/31/12	10,894	0.12	%†	0.31%	0.05%	(0.14)%
Year Ended 10/31/11	13,944	0.18	%†	0.32%	(0.01)%	(0.15)%
Administrative Class
Year Ended 10/31/15	$497	0.08	%†	0.36%	0.04%	(0.24)%
Year Ended 10/31/14	17,251	0.04	%†	0.36%	0.04%	(0.28)%
Year Ended 10/31/13	17,298	0.08	%†	0.36%	0.04%	(0.24)%
Year Ended 10/31/12	18,066	0.12	%†	0.36%	0.05%	(0.19)%
Year Ended 10/31/11	19,118	0.16	%†	0.37%	0.01%	(0.20)%
Advisory Class
Year Ended 10/31/15	$2,172,211	0.08	%†	0.46%	0.04%	(0.34)%
Year Ended 10/31/14	1,032,529	0.04	%†	0.46%	0.04%	(0.38)%
Year Ended 10/31/13	305,971	0.08	%†	0.46%	0.04%	(0.34)%
Year Ended 10/31/12	221,443	0.12	%†	0.46%	0.05%	(0.29)%
Year Ended 10/31/11	148,418	0.16	%†	0.47%	0.01%	(0.30)%
Participant Class
Year Ended 10/31/15	$50	0.08	%†	0.71%	0.04%	(0.59)%
Year Ended 10/31/14	50	0.04	%†	0.71%	0.04%	(0.63)%
Year Ended 10/31/13	100	0.08	%†	0.71%	0.04%	(0.59)%
Year Ended 10/31/12	100	0.12	%†	0.71%	0.05%	(0.54)%
Year Ended 10/31/11	100	0.16	%†	0.72%	0.01%	(0.55)%
Cash Management Class
Year Ended 10/31/15	$143,092	0.08	%†	0.36%	0.04%	(0.24)%
Year Ended 10/31/14	160,921	0.04	%†	0.36%	0.04%	(0.28)%
Year Ended 10/31/13	52,948	0.08	%†	0.36%	0.04%	(0.24)%
Year Ended 10/31/12	2,764	0.12	%†	0.36%	0.05%	(0.19)%
Year Ended 10/31/11	1,092	0.16	%†	0.37%	0.01%	(0.20)%

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Year Ended 10/31/15	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Institutional Select Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Investor Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Administrative Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Advisory Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Participant Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Cash Management Class
Year Ended 10/31/15	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Year Ended 10/31/15	$21,314	0.05%		0.86%	0.01%	(0.80)%
Year Ended 10/31/14	45,487	0.03%		0.54%	0.01%	(0.50)%
Year Ended 10/31/13	64,687	0.09%		0.34%	0.01%	(0.24)%
Year Ended 10/31/12	230,332	0.06%		0.25%	0.01%	(0.18)%
Year Ended 10/31/11	593,158	0.11%		0.25%	0.01%	(0.13)%
Institutional Select Class
Year Ended 10/31/15	$50	0.05	%†	0.91%	0.01%	(0.85)%
Year Ended 10/31/14	50	0.03	%†	0.59%	0.01%	(0.55)%
Year Ended 10/31/13	100	0.09	%†	0.39%	0.01%	(0.29)%
Year Ended 10/31/12	100	0.06	%†	0.30%	0.01%	(0.23)%
Year Ended 10/31/11	100	0.11	%†	0.30%	0.01%	(0.18)%
Investor Class
Year Ended 10/31/15	$50	0.05	%†	0.96%	0.01%	(0.90)%
Year Ended 10/31/14	50	0.03	%†	0.64%	0.01%	(0.60)%
Year Ended 10/31/13	100	0.09	%†	0.44%	0.01%	(0.34)%
Year Ended 10/31/12	100	0.06	%†	0.35%	0.01%	(0.28)%
Year Ended 10/31/11	50,100	0.11	%†	0.35%	0.01%	(0.23)%
Administrative Class
Year Ended 10/31/15	$50	0.05	%†	1.01%	0.01%	(0.95)%
Year Ended 10/31/14	50	0.03	%†	0.69%	0.01%	(0.65)%
Year Ended 10/31/13	100	0.09	%†	0.49%	0.01%	(0.39)%
Year Ended 10/31/12	100	0.06	%†	0.40%	0.01%	(0.33)%
Year Ended 10/31/11	100	0.11	%†	0.40%	0.01%	(0.28)%
Advisory Class
Year Ended 10/31/15	$50	0.05	%†	1.11%	0.01%	(1.05)%
Year Ended 10/31/14	50	0.03	%†	0.79%	0.01%	(0.75)%
Year Ended 10/31/13	100	0.09	%†	0.59%	0.01%	(0.49)%
Year Ended 10/31/12	100	0.06	%†	0.50%	0.01%	(0.43)%
Year Ended 10/31/11	100	0.12	%†	0.50%	0.00%§	(0.38)%
Participant Class
Year Ended 10/31/15	$50	0.05	%†	1.36%	0.01%	(1.30)%
Year Ended 10/31/14	50	0.03	%†	1.04%	0.01%	(1.00)%
Year Ended 10/31/13	100	0.09	%†	0.84%	0.01%	(0.74)%
Year Ended 10/31/12	100	0.06	%†	0.75%	0.01%	(0.68)%
Year Ended 10/31/11	100	0.11	%†	0.75%	0.01%	(0.63)%
Cash Management Class
Year Ended 10/31/15	$1,426	0.05	%†	1.01%	0.01%	(0.95)%
Year Ended 10/31/14	9,177	0.03	%†	0.69%	0.01%	(0.65)%
Year Ended 10/31/13	5,911	0.09	%†	0.49%	0.01%	(0.39)%
Year Ended 10/31/12	13,740	0.06	%†	0.40%	0.01%	(0.33)%
Year Ended 10/31/11	14,685	0.11	%†	0.40%	0.01%	(0.28)%
The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.03%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Institutional Select Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.03%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Investor Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.03%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Administrative Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.03%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Advisory Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.03%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Participant Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.03%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Cash Management Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.03%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.03%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Year Ended 10/31/15	$16,333,431	0.05%		0.21%	0.03%	(0.13)%
Year Ended 10/31/14	16,880,789	0.03%		0.21%	0.03%	(0.15)%
Year Ended 10/31/13	7,979,992	0.07%		0.21%	0.03%	(0.11)%
Year Ended 10/31/12	6,139,734	0.11%		0.21%	0.02%	(0.08)%
Year Ended 10/31/11	4,664,235	0.11%		0.22%	0.01%	(0.10)%
Institutional Select Class
Year Ended 10/31/15	$439,605	0.05	%†	0.26%	0.03%	(0.18)%
Year Ended 10/31/14	434,565	0.03	%†	0.26%	0.03%	(0.20)%
Year Ended 10/31/13	323,555	0.07	%†	0.26%	0.03%	(0.16)%
Year Ended 10/31/12	42,567	0.11	%†	0.26%	0.02%	(0.13)%
Year Ended 10/31/11	80,104	0.11	%†	0.27%	0.01%	(0.15)%
Investor Class
Year Ended 10/31/15	$29,347	0.05	%†	0.31%	0.03%	(0.23)%
Year Ended 10/31/14	52,366	0.03	%†	0.31%	0.03%	(0.25)%
Year Ended 10/31/13	100	0.07	%†	0.31%	0.03%	(0.21)%
Year Ended 10/31/12	100	0.11	%†	0.31%	0.02%	(0.18)%
Year Ended 10/31/11	54,914	0.11	%†	0.32%	0.01%	(0.20)%
Administrative Class
Year Ended 10/31/15	$50	0.05	%†	0.36%	0.03%	(0.28)%
Year Ended 10/31/14	50	0.03	%†	0.36%	0.03%	(0.30)%
Year Ended 10/31/13	50	0.07	%†	0.36%	0.03%	(0.26)%
Year Ended 10/31/12	1,863	0.11	%†	0.36%	0.02%	(0.23)%
Year Ended 10/31/11	7,959	0.12	%†	0.37%	0.00%§	(0.25)%
Advisory Class
Year Ended 10/31/15	$996,049	0.05	%†	0.46%	0.03%	(0.38)%
Year Ended 10/31/14	762,077	0.03	%†	0.46%	0.03%	(0.40)%
Year Ended 10/31/13	287,694	0.07	%†	0.46%	0.03%	(0.36)%
Year Ended 10/31/12	221,433	0.11	%†	0.46%	0.02%	(0.33)%
Year Ended 10/31/11	116,858	0.12	%†	0.47%	0.00%§	(0.35)%
Participant Class
Year Ended 10/31/15	$180	0.05	%†	0.71%	0.03%	(0.63)%
Year Ended 10/31/14	89	0.03	%†	0.71%	0.03%	(0.65)%
Year Ended 10/31/13	105	0.07	%†	0.71%	0.03%	(0.61)%
Year Ended 10/31/12	137	0.11	%†	0.71%	0.02%	(0.58)%
Year Ended 10/31/11	129	0.12	%†	0.72%	0.00%§	(0.60)%
Cash Management Class
Year Ended 10/31/15	$55,377	0.05	%†	0.36%	0.03%	(0.28)%
Year Ended 10/31/14	89,496	0.03	%†	0.36%	0.03%	(0.30)%
Year Ended 10/31/13	104,164	0.07	%†	0.36%	0.03%	(0.26)%
Year Ended 10/31/12	419,549	0.11	%†	0.36%	0.02%	(0.23)%
Year Ended 10/31/11	315,795	0.12	%†	0.37%	0.00%§	(0.25)%

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Securities Portfolio:
Institutional Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Institutional Select Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Investor Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Administrative Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Advisory Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Participant Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Cash Management Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Year Ended 10/31/15	$14,113,772	0.02%		0.21%	0.01%	(0.18)%
Year Ended 10/31/14	5,352,337	0.02%		0.21%	0.02%	(0.17)%
Year Ended 10/31/13	3,371,706	0.07%		0.22%	0.01%	(0.14)%
Year Ended 10/31/12	3,010,813	0.05%		0.21%	0.01%	(0.15)%
Year Ended 10/31/11	2,672,957	0.01%		0.26%	0.00%§	(0.25)%
Institutional Select Class
Year Ended 10/31/15	$1,989,121	0.02	%†	0.26%	0.01%	(0.23)%
Year Ended 10/31/14	143,946	0.02	%†	0.26%	0.02%	(0.22)%
Year Ended 10/31/13	1,172	0.07	%†	0.27%	0.01%	(0.19)%
Year Ended 10/31/12	100	0.05	%†	0.26%	0.01%	(0.20)%
Year Ended 10/31/11	150	0.01	%†	0.31%	0.00%§	(0.30)%
Investor Class
Year Ended 10/31/15	$50	0.02	%†	0.31%	0.01%	(0.28)%
Year Ended 10/31/14	50	0.02	%†	0.31%	0.02%	(0.27)%
Year Ended 10/31/13	100	0.07	%†	0.32%	0.01%	(0.24)%
Year Ended 10/31/12	183	0.05	%†	0.31%	0.01%	(0.25)%
Year Ended 10/31/11	100	0.01	%†	0.36%	0.00%§	(0.35)%
Administrative Class
Year Ended 10/31/15	$50	0.02	%†	0.36%	0.01%	(0.33)%
Year Ended 10/31/14	50	0.02	%†	0.36%	0.02%	(0.32)%
Year Ended 10/31/13	100	0.07	%†	0.37%	0.01%	(0.29)%
Year Ended 10/31/12	100	0.05	%†	0.36%	0.01%	(0.30)%
Year Ended 10/31/11	100	0.01	%†	0.41%	0.00%§	(0.40)%
Advisory Class
Year Ended 10/31/15	$11,150	0.02	%†	0.46%	0.01%	(0.43)%
Year Ended 10/31/14	5,279	0.02	%†	0.46%	0.02%	(0.42)%
Year Ended 10/31/13	100	0.07	%†	0.47%	0.01%	(0.39)%
Year Ended 10/31/12	100	0.05	%†	0.46%	0.01%	(0.40)%
Year Ended 10/31/11	100	0.01	%†	0.51%	0.00%§	(0.50)%
Participant Class
Year Ended 10/31/15	$50	0.02	%†	0.71%	0.01%	(0.68)%
Year Ended 10/31/14	50	0.02	%†	0.71%	0.02%	(0.67)%
Year Ended 10/31/13	100	0.07	%†	0.72%	0.01%	(0.64)%
Year Ended 10/31/12	100	0.05	%†	0.71%	0.01%	(0.65)%
Year Ended 10/31/11	100	0.01	%†	0.76%	0.00%§	(0.75)%
Cash Management Class
Year Ended 10/31/15	$78,516	0.02	%†	0.36%	0.01%	(0.33)%
Year Ended 10/31/14	96,708	0.02	%†	0.36%	0.02%	(0.32)%
Year Ended 10/31/13	149,890	0.07	%†	0.37%	0.01%	(0.29)%
Year Ended 10/31/12	169,144	0.05	%†	0.36%	0.01%	(0.30)%
Year Ended 10/31/11	42,784	0.01	%†	0.41%	0.00%§	(0.40)%

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Institutional Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.02%
Year Ended 10/31/11	1.000	0.001	††	(0.000	)^	(0.001)		1.000	0.06%
Institutional Select Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.03%
Investor Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Administrative Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Advisory Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Participant Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%
Cash Management Class
Year Ended 10/31/15	$1.000	$0.000	††^	$(0.000	)^	$(0.000	)^	$1.000	0.01%
Year Ended 10/31/14	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/13	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/12	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/11	1.000	0.000	††^	(0.000	)^	(0.000	)^	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Tax-Exempt Portfolio:
Institutional Class
Year Ended 10/31/15	$97,678	0.04	%+†	0.38%	0.01	%+	(0.33)%	0.00	%§
Year Ended 10/31/14	110,401	0.07	%+	0.31%	0.01	%+	(0.23)%	0.00	%§
Year Ended 10/31/13	159,001	0.14	%+	0.25%	0.01	%+	(0.10)%	0.00	%§
Year Ended 10/31/12	581,969	0.14	%+	0.22%	0.02	%+	(0.06)%	0.00	%§
Year Ended 10/31/11	624,452	0.17	%+	0.23%	0.06	%+	0.00%§	0.00	%§
Institutional Select Class
Year Ended 10/31/15	$50	0.04	%+†	0.43%	0.01	%+	(0.38)%	0.00	%§
Year Ended 10/31/14	50	0.07	%+†	0.36%	0.01	%+	(0.28)%	0.00	%§
Year Ended 10/31/13	100	0.14	%+†	0.30%	0.01	%+	(0.15)%	0.00	%§
Year Ended 10/31/12	100	0.15	%+†	0.27%	0.01	%+	(0.11)%	0.00	%§
Year Ended 10/31/11	100	0.20	%+†	0.28%	0.03	%+	(0.05)%	0.00	%§
Investor Class
Year Ended 10/31/15	$54	0.04	%+†	0.48%	0.01	%+	(0.43)%	0.00	%§
Year Ended 10/31/14	55	0.07	%+†	0.41%	0.01	%+	(0.33)%	0.00	%§
Year Ended 10/31/13	104	0.14	%+†	0.35%	0.01	%+	(0.20)%	0.00	%§
Year Ended 10/31/12	104	0.15	%+†	0.32%	0.01	%+	(0.16)%	0.00	%§
Year Ended 10/31/11	104	0.23	%+†	0.33%	0.00	%§+	(0.10)%	0.00	%§
Administrative Class
Year Ended 10/31/15	$50	0.04	%+†	0.53%	0.01	%+	(0.48)%	0.00	%§
Year Ended 10/31/14	50	0.07	%+†	0.46%	0.01	%+	(0.38)%	0.00	%§
Year Ended 10/31/13	100	0.14	%+†	0.40%	0.01	%+	(0.25)%	0.00	%§
Year Ended 10/31/12	100	0.15	%+†	0.37%	0.01	%+	(0.21)%	0.00	%§
Year Ended 10/31/11	100	0.22	%+†	0.38%	0.01	%+	(0.15)%	0.00	%§
Advisory Class
Year Ended 10/31/15	$6,657	0.04	%+†	0.63%	0.01	%+	(0.58)%	0.00	%§
Year Ended 10/31/14	7,125	0.07	%+†	0.56%	0.01	%+	(0.48)%	0.00	%§
Year Ended 10/31/13	7,596	0.14	%+†	0.50%	0.01	%+	(0.35)%	0.00	%§
Year Ended 10/31/12	7,640	0.15	%+†	0.47%	0.01	%+	(0.31)%	0.00	%§
Year Ended 10/31/11	6,409	0.21	%+†	0.48%	0.02	%+	(0.25)%	0.00	%§
Participant Class
Year Ended 10/31/15	$2,613	0.04	%+†	0.88%	0.01	%+	(0.83)%	0.00	%§
Year Ended 10/31/14	11,099	0.07	%†+	0.81%	0.01	%+	(0.73)%	0.00	%§
Year Ended 10/31/13	13,193	0.14	%+†	0.75%	0.01	%+	(0.60)%	0.00	%§
Year Ended 10/31/12	14,127	0.15	%+†	0.72%	0.01	%+	(0.56)%	0.00	%§
Year Ended 10/31/11	18,505	0.21	%+†	0.73%	0.02	%+	(0.50)%	0.00	%§
Cash Management Class
Year Ended 10/31/15	$25,927	0.04	%+†	0.53%	0.01	%+	(0.48)%	0.00	%§
Year Ended 10/31/14	38,103	0.07	%+†	0.46%	0.01	%+	(0.38)%	0.00	%§
Year Ended 10/31/13	32,704	0.14	%+†	0.40%	0.01	%+	(0.25)%	0.00	%§
Year Ended 10/31/12	650,822	0.15	%+†	0.37%	0.01	%+	(0.21)%	0.00	%§
Year Ended 10/31/11	625,170	0.22	%+†	0.38%	0.01	%+	(0.15)%	0.00	%§

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Notes to Financial Highlights

††  Per share amount is based on average shares outstanding.

^  Amount is less than $0.0005 per share.

†  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Portfolios' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

§  Amount is less than 0.005%.

+  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets."

The accompanying notes are an integral part of the financial statements.

2015 Annual Report

October 31, 2015

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a Massachusetts business trust. The Fund is comprised of seven separate, active, diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund offers seven different classes of shares for each of the Portfolios — Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. The Fund applies investment company accounting and reporting guidance. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

2.  Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

Certain Portfolios may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Portfolio will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Certain Portfolio's repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Portfolios' and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining

2015 Annual Report

October 31, 2015

Notes to Financial Statements (cont'd)

the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio's investments as of October 31, 2015.

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$360,922	$—	$360,922
Commercial Paper	—	157,394	—	157,394
Corporate Bonds	—	173,257	—	173,257
Extendible Floating Rate Note	—	36,700	—	36,700
Floating Rate Notes	—	1,111,102	—	1,111,102
Repurchase Agreements	—	1,206,125	—	1,206,125
Tax-Exempt Instruments
Closed-End Investment Companies	—	29,800	—	29,800
Time Deposits	—	315,000	—	315,000
U.S. Agency Securities	—	20,821	—	20,821
Total Assets	$—	$3,411,121	$—	$3,411,121

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$1,308,001	$—	$1,308,001
Commercial Paper	—	2,209,747	—	2,209,747
Corporate Bonds	—	160,612	—	160,612
Floating Rate Notes	—	6,487,228	—	6,487,228
Repurchase Agreements	—	8,223,500	—	8,223,500
Tax-Exempt Instruments
Closed-End Investment Companies	—	58,500	—	58,500
Weekly Variable Rate Bonds	—	14,235	—	14,235
Total Tax-Exempt Instruments	—	72,735	—	72,735
U.S. Agency Securities	—	107,833	—	107,833
Total Assets	$—	$18,569,656	$—	$18,569,656

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$26,669,500	$—	$26,669,500
U.S. Agency Securities	—	13,461,832	—	13,461,832
Total Assets	$—	$40,131,332	$—	$40,131,332

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$19,205	$—	$19,205
U.S. Treasury Security	—	800	—	800
Total Assets	$—	$20,005	$—	$20,005

2015 Annual Report

October 31, 2015

Notes to Financial Statements (cont'd)

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$15,375,000	$—	$15,375,000
U.S. Treasury Securities	—	1,990,950	—	1,990,950
Total Assets	$—	$17,365,950	$—	$17,365,950

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$15,321,557	$—	$15,321,557
Total Assets	$—	$15,321,557	$—	$15,321,557

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$82,990	$—	$82,990
Daily Variable Rate Bonds	—	24,150	—	24,150
Commercial Paper	—	5,000	—	5,000
Total Tax-Exempt Instruments	—	112,140	—	112,140
Investment Company	20,600	—	—	20,600
Total Assets	$20,600	$112,140	$—	$132,740

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2015, the Portfolios did not have any investments transfer between investment levels.

4.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends are accrued and declared daily and paid monthly.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below.

Portfolio	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

2015 Annual Report

October 31, 2015

Notes to Financial Statements (cont'd)

The Adviser has agreed to reduce its advisory, its administration fees and/or reimburse each Portfolio so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios.

	Maximum Expense Ratios
Class	Money Market	Prime	Government	Government Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35	0.35
	Maximum Expense Ratios
Class	Treasury	Treasury Securities	Tax- Exempt
Institutional Class	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35

The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolios' prospectus or until such time as the Fund's Board of Trustees (the "Trustees") act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Portfolios' Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable a Portfolio to maintain a minimum level of daily net investment income. For the year ended October 31, 2015, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Portfolio	Advisory Fees Waived and/or Reimbursed (000)
Money Market	$2,883
Prime	5,736
Government	48,114
Government Securities	288
Treasury	24,882
Treasury Securities	15,164
Tax-Exempt	446

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Portfolio's average daily net assets (without giving effect to any fee waivers). Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

For the year ended October 31, 2015, the Portfolios had administration fees waived as follows:

Portfolio	Administration Fees Waived (000)
Government	$105
Government Securities	19
Treasury	2,428
Treasury Securities	3,703
Tax-Exempt	78

D. Administration Plan, Service and Shareholder Administration Plan, Distribution Plan and Shareholder Services Plan Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund.

The Fund has entered into an Administration Plan with respect to its Institutional Select Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Distribution Plan with respect to its Participant Class and Cash Management Class shares pursuant to which each class of shares will pay the Distributor a monthly distribution fee at an annual rate of up to 0.25% and 0.10% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Fund.

The Fund has also entered into a Shareholder Services Plan with respect to its Participant Class and Cash Management Class shares pursuant to which each class of shares will pay the Distributor a monthly service fee at an annual rate of up to

2015 Annual Report

October 31, 2015

Notes to Financial Statements (cont'd)

0.25% and 0.05% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders.

The Distributor has agreed to reduce its distribution fees to enable a Portfolio to maintain a minimum level of daily net investment income for any class of shares in a Portfolio.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Fund's Dividend Disbursing and Transfer Agent is Boston Financial Data Services, Inc.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2015 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

	2015 Distributions Paid From:			2014 Distributions Paid From:
Portfolio	Ordinary Income (000)	Tax- Exempt Income (000)	Long- term Capital Gain (000)	Ordinary Income (000)	Tax- Exempt Income (000)	Long- term Capital Gain (000)
Money Market	$4,377	$—	$—	$1,381	$—	$—
Prime	13,435	—	—	10,972	—	—
Government	14,512	—	—	10,758	—	—
Government Securities	3	—	—	6	—	—
Treasury	4,994	—	—	3,465	—	—
Treasury Securities	1,010	—	—	463	—	—
Tax-Exempt	2	14	—	1	18	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

Permanent differences are generally due to distribution redesignations, nondeductible expenses, equalization and/or gain on the sale of deferred compensation assets. These resulted in the following reclassifications among the Portfolios' components of net assets at October 31, 2015:

Portfolio	Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
Money Market	$(11)	$3	$8
Prime	84	(84)	—
Government	82	(82)	—
Government Securities	(2)	(@)	2
Treasury	(5)	5	—
Treasury Securities	(1)	1	(@)
Tax-Exempt	(2)	2	—

@  Amount is less than $500

At October 31, 2015, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-term Capital Gain (000)
Money Market	$389	$—	$—
Prime	1,244	—	—
Government	1,350	—	—
Government Securities	2	—	—
Treasury	458	—	—
Treasury Securities	113	—	—
Tax-Exempt	—	47	—

2015 Annual Report

October 31, 2015

Notes to Financial Statements (cont'd)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. At October 31, 2015, the cost of investments for each Portfolio were as follows:

Portfolio	Cost (000)
Money Market	$3,411,121
Prime	18,569,656
Government	40,131,332
Government Securities	20,005
Treasury	17,365,950
Treasury Securities	15,321,557
Tax-Exempt	132,740

At October 31, 2015, the following Portfolios had available for Federal income tax purposes unused short term capital losses that do not have an expiration date:

Portfolio	Short-term Losses (No Expiration) (000)
Treasury	$53
Treasury Securities	56

In addition, at October 31, 2015, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Portfolio	2016 (000)	2018 (000)	2019 (000)	Total (000)
Money Market	$32	$—	$40	$72
Tax-Exempt	—	23	—	23

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2015, the following Portfolios utilized capital loss carrforwards for U.S. Federal income tax purposes of approximately:

Portfolio	Capital loss Carryforward Utilized (000)
Money Market	$24
Treasury	26
Tax-Exempt	1

H. Transactions with Affiliates: The Tax-Exempt Portfolio invested in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio ("the Government Portfolio"), an open-ended management investment company managed by the Adviser. A summary of the Tax-Exempt Portfolio's transactions in shares of the Govern-

ment Portfolio during the year ended October 31, 2015 is as follows:

Portfolio	Value October 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value October 31, 2015 (000)
Tax-Exempt	$—	$275,800	$255,200	$2	$20,600

Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Government Portfolio. For the year ended October 31, 2015, advisory fees paid were reduced by approximately $6,000 relating to Tax-Exempt Portfolio's investment in the Government Portfolio.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolios.

I. Other: At October 31, 2015, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

Percentage of Ownership
Money Market	46.7%
Prime	22.7
Government	24.1
Government Securities	84.1
Treasury	27.3
Treasury Securities	24.7
Tax-Exempt	78.5

J. Money Market Fund Regulation: The SEC has adopted changes to the rules that govern money market funds. These changes have a phase-in period ranging from mid-2015 (primarily for certain new disclosure-related requirements) to the latter half of 2016 (for the most significant changes, such as the possible imposition of redemption fees and/or the temporary suspension of redemption privileges if a fund's portfolio liquidity falls below certain required minimum levels because of market conditions or other factors). "Government money market funds," which are money market funds that invest in cash, U.S. government securities, and/or repurchase

2015 Annual Report

October 31, 2015

Notes to Financial Statements (cont'd)

agreements that are collateralized fully, will be exempt from the requirement to consider imposing a redemption fee or suspending redemptions at certain liquidity levels. Government money market funds will also be exempt from the requirement to operate with a floating NAV and may continue to seek a stable NAV of $1.00 per share. While the industry is still assessing the impact of these rule changes, they may affect the investment strategies, performance, operating expenses and structure of money market funds. At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.

2015 Annual Report

October 31, 2015

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Institutional Liquidity Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Morgan Stanley Institutional Liquidity Funds (comprising, respectively, Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Securities Portfolio, Treasury Portfolio, Treasury Securities Portfolio, and Tax-Exempt Portfolio) (collectively, the "Portfolios") as of October 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Morgan Stanley Institutional Liquidity Funds at October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 23, 2015

2015 Annual Report

October 31, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolios. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolios. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolios

The Board reviewed the performance, fees and expenses of the Portfolios compared to their peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolios. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Board noted that the performances of the Money Market, Prime, Government and Treasury Portfolios were better than the peer group averages for the one-, three- and five-year periods.

The Board noted that the performance of the Government Securities Portfolio was equal to its peer group average for the one- and three-year periods but below its peer group average for the five-year period.

The Board noted that the performance of the Treasury Securities Portfolio was equal to its peer group average for the one-, three- and five-year periods.

The Board noted that the performance of the Tax-Exempt Portfolio was equal to its peer group average for the one-year period, below its peer group average for the three-year period and better than its peer group average for the five-year period.

Performance Conclusions

With respect to all of the Portfolios, after discussion, the Board concluded that performance was competitive with the peer group averages.

Fees and Expenses

The Board members discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for the Portfolios relative to comparable funds and/or other accounts advised by the Adviser and/or compared to their peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolios' total expense ratios. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps.

2015 Annual Report

October 31, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

The Board noted that the management fees and total expense ratios for Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios were lower than the peer group averages.

The Board noted that while the Money Market and Prime Portfolios' contractual management fees were lower than their peer group averages, their actual management fees and total expense ratios were higher than their peer group averages.

Fee and Expense Conclusion

With respect to all of the Portfolios (except the Money Market and Prime Portfolios), after discussion, the Board concluded that the management fees and total expense ratios were competitive with the peer group averages.

With respect to the Money Market and Prime Portfolios, after discussion, the Board concluded that the management fees and total expense ratios were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolios and how that relates to the Portfolios' total expense ratios and particularly the Portfolios' management fee rates (which, for all the Portfolios do not include breakpoints). In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolios and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of each Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolios and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolios and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolios to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolios' business.

2015 Annual Report

October 31, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

2015 Annual Report

October 31, 2015

Federal Income Tax Information (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended October 31, 2015.

Each of the applicable Portfolios designated the following percentages of its income dividends as tax-exempt dividends:

Portfolio	Tax-Exempt Percentage
Tax-Exempt	98.52%

For Federal income tax purposes, the following information is furnished with respect to the earnings of each applicable Portfolio for the taxable year ended October 31, 2015.

Each of the applicable Portfolios may designate up to a maximum of the following amounts as qualifying as interest-related dividends and short-term capital gain dividends:

Portfolio	Interest Related Dividends	Short-Term Capital Gain Dividends
Money Market	$4,377,154	—
Prime	13,435,485	—
Government	14,511,627	—
Government Securities	3,791	—
Treasury	4,993,724	—
Treasury Securities	1,010,647	—
Tax-Exempt	15,618	—

In January, each applicable Portfolio provides tax information to shareholders for the preceding calendar year.

2015 Annual Report

October 31, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

2015 Annual Report

October 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

2015 Annual Report

October 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (888) 378-1630
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

2015 Annual Report

October 31, 2015

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (February 2007-December 2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996); and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

				96

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA of the USA; Director of the U.S. Naval Submarine League; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Chairman of the Charity J Street Cup Golf; Trustee of Fairhaven United Methodist Church.

Kathleen A. Dennis (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	96	Director of various nonprofit organizations.
Nancy C. Everett (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since January 2015	Owner, OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013); and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	96

Member of Virginia Commonwealth University Board of Visitors; Member of Virginia Commonwealth University School of Business Foundation; formerly, Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

2015 Annual Report

October 31, 2015

Trustee and Officer Information (unaudited) (cont'd)

Independent Trustees: (cont'd)

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
Jakki L. Haussler (58) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since January 2015	Chairman and Chief Executive Officer, Opus Capital Group (since January 1996); and formerly, Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	96

Director of Cincinnati Bell Inc. and Member, Audit Committee and Compensation Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Member, University of Cincinnati Foundation Investment Committee; formerly, Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

Dr. Manuel H. Johnson (66) c/o Johnson Smick International, Inc. 220 I Street, N.E. — Suite 200 Washington, D.C. 20002	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	98	Director of NVR, Inc. (home construction).
Joseph J. Kearns (73) c/o Kearns & Associates LLC 23823 Malibu Road S-50-440 Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	99	Director of Electro Rent Corporation (equipment leasing). Prior to December 31, 2013, Director of The Ford Family Foundation.
Michael F. Klein (57) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000); Co-President, Aetos Alternatives Management, LLC (since January 2004); and Co-Chief Executive Officer of Aetos Capital LLC (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				96	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

2015 Annual Report

October 31, 2015

Trustee and Officer Information (unaudited) (cont'd)

Independent Trustees: (cont'd)

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
Michael E. Nugent (79) 522 Fifth Avenue New York, NY 10036	Chair of the Board and Trustee	Chair of the Boards since July 2006 and Trustee since July 1991	Chair of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006), General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	98	None.
W. Allen Reed (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	96	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (83) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	99	Formerly, Trustee and Director of certain investment companies in the JP Morgan Fund Complex managed by JP Morgan Investment Management Inc. (1987-December 2012).

2015 Annual Report

October 31, 2015

Trustee and Officer Information (unaudited) (cont'd)

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (67) One New York Plaza, New York, NY 10004	Trustee	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	97

Formerly, Director of AXA Financial, Inc. and AXA Equitable Life Insurance Company (2002-2011) and Director of AXA MONY Life Insurance Company and AXA MONY Life Insurance Company of America (2004-2011).

*  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  The Fund Complex includes (as of December 31, 2014) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

2015 Annual Report

October 31, 2015

Trustee and Officer Information (unaudited) (cont'd)

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (52) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex, Managing Director of the Adviser; Head of Product (since 2006) and Global Portfolio Analysis and Reporting (since 2012); for MSIM's Long Only business.

Stefanie V. Chang Yu (49) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since December 1997

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since January 2014); formerly, Vice President of various Morgan Stanley Funds (December 1997-January 2014).

Joseph C. Benedetti (50) 522 Fifth Avenue New York, NY 10036	Vice President	Since January 2014

Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since January 2014); formerly, Assistant Secretary of various Morgan Stanley Funds (October 2004-January 2014).

Francis J. Smith (50) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin (48) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

*  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and has qualified.

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Portfolio provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Portfolio's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Each Portfolio also delivers the semi-annual and annual reports to shareholders and makes these reports available on its public website, www.morganstanley.com/liquidity. Each Portfolio also files a complete schedule of portfolio holdings with the SEC for the Fund's first and third fiscal quarters on Form N-Q and monthly holdings on Form N-MFP. The Portfolios do not deliver these reports to shareholders, nor are the first and third fiscal quarters posted to the Morgan Stanley public website. However, the holdings for each Portfolio are posted to the Morgan Stanley public website. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling toll free at 1 (888) 378-1630.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (888) 378-1630 or by visiting our website at www.morganstanley.com/liquidity. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Liquidity Funds, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/liquidity or call toll free 1 (888) 378-1630.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSILFANN
1360577 Exp 12.31.16

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2015

	Registrant		Covered Entities(1)
Audit Fees	$221,522		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$21,000	(3)	$7,968,463	(4)
All Other Fees	$—		$212,000	(5)
Total Non-Audit Fees	$21,000		$8,180,463

Total	$242,522		$8,180,463

2014

	Registrant		Covered Entities(1)
Audit Fees	$221,522		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$22,743	(3)	$8,152,733	(4)
All Other Fees	$—		$280,341	(5)
Total Non-Audit Fees	$22,743		$8,433,074

Total	$244,265		$8,433,074

N/A- Not applicable, as not required by Item 4.

(1)         Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)         Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)         All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)           This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Jakki L. Haussler, Joseph J. Kearns, Michael F. Klein and W. Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
December 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
December 17, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 17, 2015